UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5511

Variable Insurance Products Fund II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Index 500 Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2004
% of fund's net assets
General Electric Co.	3.2
Microsoft Corp.	2.9
Exxon Mobil Corp.	2.7
Pfizer, Inc.	2.4
Citigroup, Inc.	2.2
Wal-Mart Stores, Inc.	2.1
American International Group, Inc.	1.7
Intel Corp.	1.7
Bank of America Corp.	1.6
Johnson & Johnson	1.5
22.0
Market Sectors as of June 30, 2004
% of fund's net assets
Financials	20.1
Information Technology	17.0
Health Care	13.3
Industrials	11.3
Consumer Staples	11.0
Consumer Discretionary	10.8
Energy	6.5
Telecommunication Services	3.4
Materials	2.9
Utilities	2.6

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	19,263	$ 443,049
Dana Corp.	38,705	758,618
Delphi Corp.	145,531	1,554,271
Goodyear Tire & Rubber Co. (a)	45,539	413,950
Johnson Controls, Inc.	49,353	2,634,463
Visteon Corp.	33,617	392,310
		6,196,661
Automobiles - 0.7%
Ford Motor Co.	475,502	7,441,606
General Motors Corp.	146,641	6,832,004
Harley-Davidson, Inc.	76,654	4,747,949
		19,021,559
Distributors - 0.1%
Genuine Parts Co.	45,305	1,797,702
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	164,318	7,722,946
Darden Restaurants, Inc.	41,810	859,196
Harrah's Entertainment, Inc.	29,300	1,585,130
Hilton Hotels Corp.	99,570	1,857,976
International Game Technology	90,620	3,497,932
Marriott International, Inc. Class A	58,747	2,930,300
McDonald's Corp.	326,996	8,501,896
Starbucks Corp. (a)	102,984	4,477,744
Starwood Hotels & Resorts Worldwide, Inc. unit	53,760	2,411,136
Wendy's International, Inc.	29,627	1,032,205
Yum! Brands, Inc.	75,164	2,797,604
		37,674,065
Household Durables - 0.5%
Black & Decker Corp.	20,564	1,277,641
Centex Corp.	32,038	1,465,739
Fortune Brands, Inc.	37,983	2,865,058
KB Home	12,132	832,619
Leggett & Platt, Inc.	49,860	1,331,761
Maytag Corp.	20,498	502,406
Newell Rubbermaid, Inc.	71,370	1,677,195
Pulte Homes, Inc.	32,926	1,713,140
Snap-On, Inc.	15,099	506,571
The Stanley Works	21,208	966,661
Whirlpool Corp.	17,918	1,229,175
		14,367,966
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	170,728	15,698,440
Leisure Equipment & Products - 0.2%
Brunswick Corp.	24,600	1,003,680
Eastman Kodak Co.	74,437	2,008,310

	Shares	Value (Note 1)
Hasbro, Inc.	45,809	$ 870,371
Mattel, Inc.	109,704	2,002,098
		5,884,459
Media - 3.5%
Clear Channel Communications, Inc.	159,542	5,895,077
Comcast Corp. Class A (a)	582,400	16,324,672
Dow Jones & Co., Inc.	21,241	957,969
Gannett Co., Inc.	70,770	6,004,835
Interpublic Group of Companies, Inc. (a)	108,801	1,493,838
Knight-Ridder, Inc.	20,440	1,471,680
McGraw-Hill Companies, Inc.	49,476	3,788,377
Meredith Corp.	13,049	717,173
Omnicom Group, Inc.	49,098	3,726,047
The New York Times Co. Class A	38,618	1,726,611
Time Warner, Inc. (a)	1,184,186	20,817,990
Tribune Co.	85,102	3,875,545
Univision Communications, Inc. Class A (a)	83,997	2,682,024
Viacom, Inc. Class B (non-vtg.)	449,990	16,073,643
Walt Disney Co.	532,989	13,585,890
		99,141,371
Multiline Retail - 1.0%
Big Lots, Inc. (a)	29,919	432,629
Dillard's, Inc. Class A	21,691	483,709
Dollar General Corp.	85,628	1,674,884
Family Dollar Stores, Inc.	44,546	1,355,089
Federated Department Stores, Inc.	46,699	2,292,921
JCPenney Co., Inc.	73,273	2,766,788
Kohl's Corp. (a)	88,561	3,744,359
Nordstrom, Inc.	36,132	1,539,585
Sears, Roebuck & Co.	55,264	2,086,769
Target Corp.	237,239	10,075,540
The May Department Stores Co.	75,537	2,076,512
		28,528,785
Specialty Retail - 2.3%
AutoNation, Inc. (a)	69,441	1,187,441
AutoZone, Inc. (a)	21,593	1,729,599
Bed Bath & Beyond, Inc. (a)	78,040	3,000,638
Best Buy Co., Inc.	84,275	4,276,114
Boise Cascade Corp.	22,767	856,950
Circuit City Stores, Inc.	51,628	668,583
Gap, Inc.	233,807	5,669,820
Home Depot, Inc.	577,292	20,320,678
Limited Brands, Inc.	122,397	2,288,824
Lowe's Companies, Inc.	204,185	10,729,922
Office Depot, Inc. (a)	81,259	1,455,349
RadioShack Corp.	41,771	1,195,904
Sherwin-Williams Co.	37,191	1,545,286
Staples, Inc.	129,184	3,786,383
Tiffany & Co., Inc.	38,021	1,401,074
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	128,542	$ 3,103,004
Toys 'R' Us, Inc. (a)	55,569	885,214
		64,100,783
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	32,757	1,293,246
Liz Claiborne, Inc.	28,813	1,036,692
NIKE, Inc. Class B	68,564	5,193,723
Reebok International Ltd.	15,574	560,353
VF Corp.	28,535	1,389,655
		9,473,669
TOTAL CONSUMER DISCRETIONARY		301,885,460
CONSUMER STAPLES - 11.0%
Beverages - 2.7%
Adolph Coors Co. Class B	9,654	698,370
Anheuser-Busch Companies, Inc.	208,869	11,278,926
Brown-Forman Corp. Class B (non-vtg.)	31,544	1,522,629
Coca-Cola Enterprises, Inc.	122,084	3,539,215
Pepsi Bottling Group, Inc.	66,886	2,042,698
PepsiCo, Inc.	443,344	23,887,375
The Coca-Cola Co.	632,588	31,933,042
		74,902,255
Food & Staples Retailing - 3.4%
Albertsons, Inc.	95,524	2,535,207
Costco Wholesale Corp.	119,208	4,895,873
CVS Corp.	103,186	4,335,876
Kroger Co. (a)	192,849	3,509,852
Safeway, Inc. (a)	115,912	2,937,210
SUPERVALU, Inc.	35,011	1,071,687
Sysco Corp.	166,070	5,956,931
Wal-Mart Stores, Inc.	1,113,865	58,767,517
Walgreen Co.	266,098	9,635,409
Winn-Dixie Stores, Inc.	36,920	265,824
		93,911,386
Food Products - 1.2%
Archer-Daniels-Midland Co.	168,810	2,832,632
Campbell Soup Co.	106,736	2,869,064
ConAgra Foods, Inc.	137,238	3,716,405
General Mills, Inc.	98,158	4,665,450
H.J. Heinz Co.	91,446	3,584,683
Hershey Foods Corp.	67,363	3,116,886
Kellogg Co.	106,654	4,463,470
McCormick & Co., Inc. (non-vtg.)	35,713	1,214,242
Sara Lee Corp.	205,264	4,719,019
Wm. Wrigley Jr. Co.	58,332	3,677,833
		34,859,684
Household Products - 2.0%
Clorox Co.	55,097	2,963,117
Colgate-Palmolive Co.	138,193	8,077,381

	Shares	Value (Note 1)
Kimberly-Clark Corp.	130,202	$ 8,577,708
Procter & Gamble Co.	667,629	36,345,723
		55,963,929
Personal Products - 0.6%
Alberto-Culver Co.	23,498	1,178,190
Avon Products, Inc.	122,552	5,654,549
Gillette Co.	260,618	11,050,203
		17,882,942
Tobacco - 1.1%
Altria Group, Inc.	532,629	26,658,081
RJ Reynolds Tobacco Holdings, Inc.	22,143	1,496,645
UST, Inc.	42,987	1,547,532
		29,702,258
TOTAL CONSUMER STAPLES		307,222,454
ENERGY - 6.5%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	86,510	3,257,102
BJ Services Co. (a)	41,789	1,915,608
Halliburton Co.	114,312	3,459,081
Nabors Industries Ltd. (a)	38,584	1,744,768
Noble Corp. (a)	35,018	1,326,832
Rowan Companies, Inc. (a)	27,477	668,515
Schlumberger Ltd. (NY Shares)	153,017	9,718,110
Transocean, Inc. (a)	83,319	2,411,252
		24,501,268
Oil & Gas - 5.6%
Amerada Hess Corp.	23,380	1,851,462
Anadarko Petroleum Corp.	65,416	3,833,378
Apache Corp.	84,467	3,678,538
Ashland, Inc.	18,277	965,208
Burlington Resources, Inc.	103,038	3,727,915
ChevronTexaco Corp.	277,912	26,154,298
ConocoPhillips	178,123	13,589,004
Devon Energy Corp.	62,279	4,110,414
El Paso Corp.	166,481	1,311,870
EOG Resources, Inc.	30,273	1,807,601
Exxon Mobil Corp.	1,698,564	75,433,227
Kerr-McGee Corp.	38,854	2,089,180
Kinder Morgan, Inc.	32,224	1,910,561
Marathon Oil Corp.	89,711	3,394,664
Occidental Petroleum Corp.	101,598	4,918,359
Sunoco, Inc.	19,627	1,248,670
Unocal Corp.	68,448	2,601,024
Valero Energy Corp.	33,434	2,466,092
Williams Companies, Inc.	135,007	1,606,583
		156,698,048
TOTAL ENERGY		181,199,316
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 20.1%
Capital Markets - 3.4%
Bank of New York Co., Inc.	201,939	$ 5,953,162
Bear Stearns Companies, Inc.	27,252	2,297,616
Charles Schwab Corp.	354,469	3,406,447
E*TRADE Financial Corp. (a)	94,910	1,058,247
Federated Investors, Inc. Class B (non-vtg.)	28,076	851,826
Franklin Resources, Inc.	64,927	3,251,544
Goldman Sachs Group, Inc.	125,333	11,801,355
J.P. Morgan Chase & Co.	492,064	19,077,321
Janus Capital Group, Inc.	62,166	1,025,117
Lehman Brothers Holdings, Inc.	71,916	5,411,679
Mellon Financial Corp.	110,248	3,233,574
Merrill Lynch & Co., Inc.	249,586	13,472,652
Morgan Stanley	285,485	15,065,043
Northern Trust Corp.	57,239	2,420,065
State Street Corp.	87,244	4,278,446
T. Rowe Price Group, Inc.	32,904	1,658,362
		94,262,456
Commercial Banks - 6.2%
AmSouth Bancorp.	91,485	2,330,123
Bank of America Corp.	529,511	44,807,221
Bank One Corp.	328,332	16,744,932
BB&T Corp.	145,724	5,387,416
Charter One Financial, Inc.	58,124	2,568,500
Comerica, Inc.	44,993	2,469,216
Fifth Third Bancorp	146,183	7,861,722
First Horizon National Corp.	32,200	1,464,134
Huntington Bancshares, Inc.	59,582	1,364,428
KeyCorp	106,571	3,185,407
M&T Bank Corp.	30,785	2,687,531
Marshall & Ilsley Corp.	57,696	2,255,337
National City Corp.	175,981	6,161,095
North Fork Bancorp, Inc., New York	44,924	1,709,358
PNC Financial Services Group, Inc.	73,248	3,888,004
Regions Financial Corp.	57,004	2,083,496
SouthTrust Corp.	85,651	3,324,115
SunTrust Banks, Inc.	73,350	4,767,017
Synovus Financial Corp.	79,155	2,004,205
U.S. Bancorp, Delaware	492,253	13,566,493
Union Planters Corp.	49,352	1,471,183
Wachovia Corp.	341,464	15,195,148
Wells Fargo & Co.	438,286	25,083,108
Zions Bancorp	23,252	1,428,835
		173,808,024
Consumer Finance - 1.3%
American Express Co.	331,885	17,052,251
Capital One Financial Corp.	62,270	4,258,023
MBNA Corp.	331,833	8,557,973

	Shares	Value (Note 1)
Providian Financial Corp.	75,625	$ 1,109,419
SLM Corp.	114,004	4,611,462
		35,589,128
Diversified Financial Services - 2.4%
Citigroup, Inc.	1,343,124	62,455,266
Moody's Corp.	38,879	2,513,916
Principal Financial Group, Inc.	82,902	2,883,332
		67,852,514
Insurance - 4.6%
ACE Ltd.	73,537	3,109,144
AFLAC, Inc.	132,091	5,390,634
Allstate Corp.	182,484	8,494,630
AMBAC Financial Group, Inc.	28,154	2,067,630
American International Group, Inc.	677,402	48,285,215
Aon Corp.	81,840	2,329,985
Cincinnati Financial Corp.	43,699	1,901,780
Hartford Financial Services Group, Inc.	75,844	5,213,517
Jefferson-Pilot Corp.	36,315	1,844,802
Lincoln National Corp.	46,307	2,188,006
Loews Corp.	48,175	2,888,573
Marsh & McLennan Companies, Inc.	135,910	6,167,596
MBIA, Inc.	37,500	2,142,000
MetLife, Inc.	196,305	7,037,534
Progressive Corp.	56,464	4,816,379
Prudential Financial, Inc.	136,612	6,348,360
SAFECO Corp.	36,181	1,591,964
St. Paul Travelers Companies, Inc.	173,258	7,023,879
The Chubb Corp.	49,273	3,359,433
Torchmark Corp.	28,909	1,555,304
UnumProvident Corp.	76,952	1,223,537
XL Capital Ltd. Class A	35,873	2,706,977
		127,686,879
Real Estate - 0.4%
Apartment Investment & Management Co. Class A	24,445	760,973
Equity Office Properties Trust	104,821	2,851,131
Equity Residential (SBI)	72,769	2,163,422
Plum Creek Timber Co., Inc.	47,590	1,550,482
ProLogis	47,102	1,550,598
Simon Property Group, Inc.	54,046	2,779,045
		11,655,651
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	72,561	5,097,410
Fannie Mae	251,693	17,960,812
Freddie Mac	178,808	11,318,546
Golden West Financial Corp., Delaware	39,642	4,215,927
MGIC Investment Corp.	25,657	1,946,340
Sovereign Bancorp, Inc.	75,836	1,675,976
Washington Mutual, Inc.	224,629	8,679,665
		50,894,676
TOTAL FINANCIALS		561,749,328
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 13.3%
Biotechnology - 1.2%
Amgen, Inc. (a)	330,270	$ 18,022,834
Biogen Idec, Inc. (a)	88,242	5,581,307
Chiron Corp. (a)	49,074	2,190,663
Genzyme Corp. - General Division (a)	58,831	2,784,471
Gilead Sciences, Inc. (a)	55,741	3,734,647
MedImmune, Inc. (a)	64,606	1,511,780
		33,825,702
Health Care Equipment & Supplies - 2.2%
Applera Corp. - Applied Biosystems Group	52,421	1,140,157
Bausch & Lomb, Inc.	13,754	894,973
Baxter International, Inc.	159,186	5,493,509
Becton, Dickinson & Co.	65,781	3,407,456
Biomet, Inc.	66,078	2,936,506
Boston Scientific Corp. (a)	216,886	9,282,721
C.R. Bard, Inc.	27,098	1,535,102
Guidant Corp.	81,463	4,552,152
Hospira, Inc. (a)	40,527	1,118,545
Medtronic, Inc.	314,830	15,338,518
Millipore Corp. (a)	12,813	722,269
St. Jude Medical, Inc. (a)	45,753	3,461,214
Stryker Corp.	103,936	5,716,480
Zimmer Holdings, Inc. (a)	63,377	5,589,851
		61,189,453
Health Care Providers & Services - 2.1%
Aetna, Inc.	39,578	3,364,130
AmerisourceBergen Corp.	29,168	1,743,663
Anthem, Inc. (a)	36,004	3,224,518
Cardinal Health, Inc.	111,781	7,830,259
Caremark Rx, Inc. (a)	118,794	3,913,074
CIGNA Corp.	36,725	2,527,047
Express Scripts, Inc. (a)	20,240	1,603,615
HCA, Inc.	126,126	5,245,580
Health Management Associates, Inc. Class A	63,126	1,415,285
Humana, Inc. (a)	41,938	708,752
IMS Health, Inc.	61,029	1,430,520
Manor Care, Inc.	23,086	754,450
McKesson Corp.	76,047	2,610,694
Medco Health Solutions, Inc. (a)	70,400	2,640,000
Quest Diagnostics, Inc.	26,872	2,282,776
Tenet Healthcare Corp. (a)	120,891	1,621,148
UnitedHealth Group, Inc.	159,941	9,956,327
WellPoint Health Networks, Inc. (a)	40,425	4,528,004
		57,399,842
Pharmaceuticals - 7.8%
Abbott Laboratories	405,075	16,510,857
Allergan, Inc.	34,114	3,053,885
Bristol-Myers Squibb Co.	504,985	12,372,133
Eli Lilly & Co.	293,348	20,507,959

	Shares	Value (Note 1)
Forest Laboratories, Inc. (a)	96,057	$ 5,439,708
Johnson & Johnson	770,998	42,944,589
King Pharmaceuticals, Inc. (a)	62,691	717,812
Merck & Co., Inc.	577,121	27,413,248
Mylan Laboratories, Inc.	69,749	1,412,417
Pfizer, Inc.	1,981,783	67,935,521
Schering-Plough Corp.	382,267	7,064,294
Watson Pharmaceuticals, Inc. (a)	28,275	760,598
Wyeth	346,331	12,523,329
		218,656,350
TOTAL HEALTH CARE		371,071,347
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.0%
General Dynamics Corp.	51,698	5,133,611
Goodrich Corp.	30,544	987,488
Honeywell International, Inc.	223,044	8,170,102
Lockheed Martin Corp.	116,559	6,070,393
Northrop Grumman Corp.	93,371	5,014,023
Raytheon Co.	116,271	4,159,014
Rockwell Collins, Inc.	46,055	1,534,553
The Boeing Co.	218,976	11,187,484
United Technologies Corp.	133,483	12,211,025
		54,467,693
Air Freight & Logistics - 1.0%
FedEx Corp.	77,583	6,337,755
Ryder System, Inc.	16,989	680,749
United Parcel Service, Inc. Class B	292,744	22,005,566
		29,024,070
Airlines - 0.1%
Delta Air Lines, Inc.	32,339	230,254
Southwest Airlines Co.	205,224	3,441,606
		3,671,860
Building Products - 0.2%
American Standard Companies, Inc. (a)	55,854	2,251,475
Masco Corp.	113,763	3,547,130
		5,798,605
Commercial Services & Supplies - 1.1%
Allied Waste Industries, Inc. (a)	82,404	1,086,085
Apollo Group, Inc. Class A (a)	45,858	4,048,803
Avery Dennison Corp.	28,689	1,836,383
Cendant Corp.	264,905	6,484,874
Cintas Corp.	44,460	2,119,408
Deluxe Corp.	12,957	563,630
Equifax, Inc.	35,574	880,457
H&R Block, Inc.	45,443	2,166,722
Monster Worldwide, Inc. (a)	30,438	782,865
Pitney Bowes, Inc.	60,028	2,656,239
R.R. Donnelley & Sons Co.	56,421	1,863,021
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Robert Half International, Inc.	44,566	$ 1,326,730
Waste Management, Inc.	150,774	4,621,223
		30,436,440
Construction & Engineering - 0.0%
Fluor Corp.	21,564	1,027,956
Electrical Equipment - 0.4%
American Power Conversion Corp.	51,992	1,021,643
Cooper Industries Ltd. Class A	24,025	1,427,325
Emerson Electric Co.	109,568	6,963,046
Power-One, Inc. (a)	21,736	238,661
Rockwell Automation, Inc.	48,278	1,810,908
Thomas & Betts Corp.	15,260	415,530
		11,877,113
Industrial Conglomerates - 4.5%
3M Co.	203,128	18,283,551
General Electric Co.	2,741,148	88,813,187
Textron, Inc.	35,742	2,121,288
Tyco International Ltd.	520,866	17,261,499
		126,479,525
Machinery - 1.5%
Caterpillar, Inc.	88,798	7,054,113
Crane Co.	15,464	485,415
Cummins, Inc.	11,194	699,625
Danaher Corp.	79,985	4,147,222
Deere & Co.	64,653	4,534,761
Dover Corp.	52,788	2,222,375
Eaton Corp.	39,113	2,532,176
Illinois Tool Works, Inc.	80,448	7,714,159
Ingersoll-Rand Co. Ltd. Class A	45,008	3,074,496
ITT Industries, Inc.	24,054	1,996,482
Navistar International Corp. (a)	18,132	702,796
PACCAR, Inc.	45,567	2,642,430
Pall Corp.	32,490	850,913
Parker Hannifin Corp.	31,051	1,846,292
		40,503,255
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	96,323	3,378,048
CSX Corp.	55,756	1,827,124
Norfolk Southern Corp.	101,827	2,700,452
Union Pacific Corp.	67,301	4,001,044
		11,906,668
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	23,600	1,357,000
TOTAL INDUSTRIALS		316,550,185
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 3.1%
ADC Telecommunications, Inc. (a)	210,086	596,644

	Shares	Value (Note 1)
Andrew Corp. (a)	41,724	$ 834,897
Avaya, Inc. (a)	115,236	1,819,576
CIENA Corp. (a)	147,436	548,462
Cisco Systems, Inc. (a)	1,756,077	41,619,025
Comverse Technology, Inc. (a)	50,810	1,013,151
Corning, Inc. (a)	356,385	4,654,388
JDS Uniphase Corp. (a)	374,035	1,417,593
Lucent Technologies, Inc. (a)	1,113,048	4,207,321
Motorola, Inc.	608,827	11,111,093
QLogic Corp. (a)	24,213	643,824
QUALCOMM, Inc.	210,421	15,356,525
Scientific-Atlanta, Inc.	39,780	1,372,410
Tellabs, Inc. (a)	107,989	943,824
		86,138,733
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	98,704	3,211,828
Dell, Inc. (a)	655,263	23,471,521
EMC Corp. (a)	634,726	7,235,876
Gateway, Inc. (a)	96,717	435,227
Hewlett-Packard Co.	791,969	16,710,546
International Business Machines Corp.	437,720	38,585,018
Lexmark International, Inc. Class A (a)	33,745	3,257,405
NCR Corp. (a)	24,569	1,218,377
Network Appliance, Inc. (a)	90,256	1,943,212
Sun Microsystems, Inc. (a)	863,839	3,749,061
		99,818,071
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	125,041	3,661,200
Jabil Circuit, Inc. (a)	52,131	1,312,659
Molex, Inc.	49,250	1,579,940
PerkinElmer, Inc.	33,169	664,707
Sanmina-SCI Corp. (a)	135,291	1,231,148
Solectron Corp. (a)	249,698	1,615,546
Symbol Technologies, Inc.	60,904	897,725
Tektronix, Inc.	21,981	747,794
Thermo Electron Corp. (a)	43,040	1,323,050
Waters Corp. (a)	31,041	1,483,139
		14,516,908
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	349,769	12,707,108
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	35,330	1,870,370
Automatic Data Processing, Inc.	153,355	6,422,507
Computer Sciences Corp. (a)	48,717	2,261,930
Convergys Corp. (a)	37,220	573,188
Electronic Data Systems Corp.	125,802	2,409,108
First Data Corp.	226,597	10,088,098
Fiserv, Inc. (a)	50,633	1,969,117
Paychex, Inc.	98,085	3,323,120
Sabre Holdings Corp. Class A	36,113	1,000,691
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc. (a)	75,348	$ 1,959,048
Unisys Corp. (a)	86,568	1,201,564
		33,078,741
Office Electronics - 0.1%
Xerox Corp. (a)	207,837	3,013,637
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	91,832	1,460,129
Altera Corp. (a)	97,224	2,160,317
Analog Devices, Inc.	97,617	4,595,808
Applied Materials, Inc. (a)	437,837	8,590,362
Applied Micro Circuits Corp. (a)	80,965	430,734
Broadcom Corp. Class A (a)	81,577	3,815,356
Intel Corp.	1,679,852	46,363,915
KLA-Tencor Corp. (a)	51,054	2,521,047
Linear Technology Corp.	80,361	3,171,849
LSI Logic Corp. (a)	99,240	756,209
Maxim Integrated Products, Inc.	83,691	4,387,082
Micron Technology, Inc. (a)	158,567	2,427,661
National Semiconductor Corp. (a)	93,178	2,048,984
Novellus Systems, Inc. (a)	38,401	1,207,327
NVIDIA Corp. (a)	43,095	883,448
PMC-Sierra, Inc. (a)	45,869	658,220
Teradyne, Inc. (a)	50,379	1,143,603
Texas Instruments, Inc.	449,597	10,871,255
Xilinx, Inc.	90,150	3,002,897
		100,496,203
Software - 4.5%
Adobe Systems, Inc.	62,005	2,883,233
Autodesk, Inc.	29,478	1,261,953
BMC Software, Inc. (a)	57,869	1,070,577
Citrix Systems, Inc. (a)	44,206	900,034
Computer Associates International, Inc.	151,884	4,261,865
Compuware Corp. (a)	100,298	661,967
Electronic Arts, Inc. (a)	78,615	4,288,448
Intuit, Inc. (a)	49,749	1,919,316
Mercury Interactive Corp. (a)	23,946	1,193,229
Microsoft Corp.	2,803,570	80,069,959
Novell, Inc. (a)	100,428	842,591
Oracle Corp. (a)	1,349,229	16,096,302
Parametric Technology Corp. (a)	69,623	348,115
PeopleSoft, Inc. (a)	94,765	1,753,153
Siebel Systems, Inc. (a)	130,529	1,394,050
Symantec Corp. (a)	80,989	3,545,698
VERITAS Software Corp. (a)	112,157	3,106,749
		125,597,239
TOTAL INFORMATION TECHNOLOGY		475,366,640

	Shares	Value (Note 1)
MATERIALS - 2.9%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	59,031	$ 3,096,176
Dow Chemical Co.	243,141	9,895,839
E.I. du Pont de Nemours & Co.	259,783	11,539,561
Eastman Chemical Co.	20,110	929,685
Ecolab, Inc.	66,736	2,115,531
Engelhard Corp.	32,275	1,042,805
Great Lakes Chemical Corp.	13,180	356,651
Hercules, Inc. (a)	28,559	348,134
International Flavors & Fragrances, Inc.	24,507	916,562
Monsanto Co.	68,976	2,655,576
PPG Industries, Inc.	44,561	2,784,617
Praxair, Inc.	84,401	3,368,444
Rohm & Haas Co.	58,209	2,420,330
Sigma Aldrich Corp.	17,956	1,070,357
		42,540,268
Construction Materials - 0.0%
Vulcan Materials Co.	26,519	1,260,978
Containers & Packaging - 0.2%
Ball Corp.	14,638	1,054,668
Bemis Co., Inc.	27,770	784,503
Pactiv Corp. (a)	39,784	992,213
Sealed Air Corp. (a)	21,901	1,166,666
Temple-Inland, Inc.	14,376	995,538
		4,993,588
Metals & Mining - 0.7%
Alcoa, Inc.	225,801	7,458,207
Allegheny Technologies, Inc.	21,109	381,017
Freeport-McMoRan Copper & Gold, Inc. Class B	45,983	1,524,336
Newmont Mining Corp.	115,069	4,460,074
Nucor Corp.	20,500	1,573,580
Phelps Dodge Corp.	24,283	1,882,175
United States Steel Corp.	29,426	1,033,441
Worthington Industries, Inc.	22,520	462,336
		18,775,166
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	66,216	2,448,668
International Paper Co.	126,088	5,636,134
Louisiana-Pacific Corp.	28,258	668,302
MeadWestvaco Corp.	52,342	1,538,331
Weyerhaeuser Co.	62,631	3,953,269
		14,244,704
TOTAL MATERIALS		81,814,704
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.8%
ALLTEL Corp.	80,038	4,051,524
AT&T Corp.	206,191	3,016,574
BellSouth Corp.	476,414	12,491,575
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyTel, Inc.	36,067	$ 1,083,453
Citizens Communications Co. (a)	74,654	903,313
Qwest Communications International, Inc. (a)	463,425	1,663,696
SBC Communications, Inc.	860,152	20,858,686
Sprint Corp. - FON Group	370,439	6,519,726
Verizon Communications, Inc.	719,498	26,038,633
		76,627,180
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. (a)	708,343	10,143,472
Nextel Communications, Inc. Class A (a)	288,236	7,684,372
		17,827,844
TOTAL TELECOMMUNICATION SERVICES		94,455,024
UTILITIES - 2.6%
Electric Utilities - 1.8%
Allegheny Energy, Inc. (a)	32,976	508,160
Ameren Corp.	47,436	2,037,851
American Electric Power Co., Inc.	102,756	3,288,192
CenterPoint Energy, Inc.	79,783	917,505
Cinergy Corp.	46,723	1,775,474
CMS Energy Corp. (a)	42,476	387,806
Consolidated Edison, Inc.	62,577	2,488,062
DTE Energy Co.	45,046	1,826,165
Edison International	84,619	2,163,708
Entergy Corp.	59,806	3,349,734
Exelon Corp.	171,667	5,714,794
FirstEnergy Corp.	85,664	3,204,690
FPL Group, Inc.	47,999	3,069,536
PG&E Corp. (a)	108,832	3,040,766
Pinnacle West Capital Corp.	23,728	958,374
PPL Corp.	46,183	2,119,800
Progress Energy, Inc.	64,041	2,821,006
Southern Co.	191,532	5,583,158
TECO Energy, Inc.	48,924	586,599
TXU Corp.	84,109	3,407,256
Xcel Energy, Inc.	103,703	1,732,877
		50,981,513
Gas Utilities - 0.1%
KeySpan Corp.	41,598	1,526,647
Nicor, Inc.	11,443	388,719
NiSource, Inc.	68,411	1,410,635
Peoples Energy Corp.	9,750	410,963
		3,736,964
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	165,484	1,643,256
Calpine Corp. (a)	108,054	466,793

	Shares	Value (Note 1)
Constellation Energy Group, Inc.	43,760	$ 1,658,504
Dominion Resources, Inc.	84,806	5,349,562
Duke Energy Corp.	237,611	4,821,127
Dynegy, Inc. Class A (a)	98,423	419,282
Public Service Enterprise Group, Inc.	61,450	2,459,844
Sempra Energy	59,672	2,054,507
		18,872,875
TOTAL UTILITIES		73,591,352
TOTAL COMMON STOCKS (Cost $1,861,802,072)		2,764,905,810
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.9% to 1.02% 7/8/04 (c) (Cost $4,499,049)	$ 4,500,000	4,499,127
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 1.16% (b)	18,827,556	18,827,556
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	73,984,998	73,984,998
TOTAL MONEY MARKET FUNDS (Cost $92,812,554)		92,812,554
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,959,113,675)		2,862,217,491
NET OTHER ASSETS - (2.4)%		(67,919,837)
NET ASSETS - 100%		$ 2,794,297,654
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
59 S&P 500 E-Mini Index Contracts	Sept. 2004	$ 3,364,180	$ 40,445
60 S&P 500 Index Contracts	Sept. 2004	17,106,000	105,888
		$ 20,470,180	$ 146,333

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,499,515.
Other Information
Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $77,428,223 and $126,272,940, respectively.
Securities delivered on an in-kind basis aggregated $353,017,055.

Realized gain/loss of $31,110,779, which is included in the accompanying Statement of Operations, is related to securities sold on an in-kind basis and is not taxable to the fund. This will result in a reclassification to paid-in capital.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $3,355,333. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $212,374,000 of which $12,929,000, $42,621,000, $122,807,000 and $34,017,000 will expire on December 31, 2008, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $71,631,606) (cost $1,959,113,675) - See accompanying schedule		$ 2,862,217,491
Receivable for investments sold		984,467
Receivable for fund shares sold		9,680,730
Dividends receivable		3,411,209
Interest receivable		24,956
Receivable for daily variation on futures contracts		109,314
Prepaid expenses		6,953
Receivable from investment adviser for expense reductions		133,603
Other affiliated receivables		3,432
Other receivables		27,818
Total assets		2,876,599,973
Liabilities
Payable for investments purchased	$ 6,901,452
Payable for fund shares redeemed	475,542
Accrued management fee	617,672
Distribution fees payable	17,970
Other affiliated payables	239,656
Other payables and accrued expenses	65,029
Collateral on securities loaned, at value	73,984,998
Total liabilities		82,302,319
Net Assets		$ 2,794,297,654
Net Assets consist of:
Paid in capital		$ 2,048,896,894
Undistributed net investment income		20,559,867
Accumulated undistributed net realized gain (loss) on investments		(178,409,256)
Net unrealized appreciation (depreciation) on investments		903,250,149
Net Assets		$ 2,794,297,654
Initial Class: Net Asset Value, offering price and redemption price per share ($2,693,333,793 ÷ 20,932,906 shares)		$ 128.67
Service Class: Net Asset Value, offering price and redemption price per share ($18,376,255 ÷ 143,113 shares)		$ 128.40
Service Class 2: Net Asset Value, offering price and redemption price per share ($82,587,606 ÷ 645,978 shares)		$ 127.85

Statement of Operations

Six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends		$ 24,954,273
Interest		147,341
Security lending		47,946
Total income		25,149,560

Expenses
Management fee	$ 3,761,768
Transfer agent fees	1,018,246
Distribution fees	99,607
Accounting and security lending fees	395,780
Non-interested trustees' compensation	7,455
Appreciation in deferred trustee compensation account	1,597
Custodian fees and expenses	32,717
Audit	26,678
Legal	2,218
Interest	631
Miscellaneous	64,753
Total expenses before reductions	5,411,450
Expense reductions	(918,014)	4,493,436
Net investment income (loss)		20,656,124
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	33,343,744
Futures contracts	1,683,633
Total net realized gain (loss)		35,027,377
Change in net unrealized appreciation (depreciation) on: Investment securities	43,390,453
Futures contracts	(569,006)
Total change in net unrealized appreciation (depreciation)		42,821,447
Net gain (loss)		77,848,824
Net increase (decrease) in net assets resulting from operations		$ 98,504,948

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,656,124	$ 40,789,727
Net realized gain (loss)	35,027,377	(34,078,673)
Change in net unrealized appreciation (depreciation)	42,821,447	686,179,235
Net increase (decrease) in net assets resulting from operations	98,504,948	692,890,289
Distributions to shareholders from net investment income	(40,638,037)	(39,819,617)
Share transactions - net increase (decrease)	(375,358,200)	(77,062,400)
Total increase (decrease) in net assets	(317,491,289)	576,008,272

Net Assets
Beginning of period	3,111,788,943	2,535,780,671
End of period (including undistributed net investment income of $20,559,867 and undistributed net investment income of $40,612,689, respectively)	$ 2,794,297,654	$ 3,111,788,943
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,186,045	27,944	289,797
Reinvested	308,386	1,581	6,195
Redeemed	(4,596,119)	(8,800)	(167,466)
Net increase (decrease)	(3,101,688)	20,725	128,526
Dollars Sold	$ 151,266,847	$ 3,541,858	$ 36,679,498
Reinvested	39,642,996	202,925	792,116
Redeemed	(585,274,591)	(1,115,068)	(21,094,781)
Net increase (decrease)	$ (394,364,748)	$ 2,629,715	$ 16,376,833

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	3,347,458	58,155	492,355
Reinvested	423,444	1,303	4,503
Redeemed	(4,729,004)	(12,207)	(291,962)
Net increase (decrease)	(958,102)	47,251	204,896
Dollars Sold	$ 362,063,909	$ 6,250,927	$ 52,922,248
Reinvested	39,282,873	120,726	415,977
Redeemed	(506,013,307)	(1,274,037)	(30,831,716)
Net increase (decrease)	$ (104,666,525)	$ 5,097,616	$ 22,506,509

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 39,642,996	$ 202,925	$ 792,116

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 39,282,914	$ 120,726	$ 415,977

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 126.13	$ 99.92	$ 130.08	$ 149.53	$ 167.41	$ 141.24
Income from Investment Operations
Net investment income (loss) E	.84	1.63	1.51	1.48	1.51	1.64
Net realized and unrealized gain (loss)	3.35	26.18	(30.18)	(19.34)	(16.99)	26.88
Total from investment operations	4.19	27.81	(28.67)	(17.86)	(15.48)	28.52
Distributions from net investment income	(1.65)	(1.60)	(1.49)	(1.59)	(1.67)	(1.40)
Distributions from net realized gain	-	-	-	-	(.73)	(.95)
Total distributions	(1.65)	(1.60)	(1.49)	(1.59)	(2.40)	(2.35)
Net asset value, end of period	$ 128.67	$ 126.13	$ 99.92	$ 130.08	$ 149.53	$ 167.41
Total Return B, C, D	3.32%	28.41%	(22.25)%	(12.09)%	(9.30)%	20.52%
Ratios to Average Net Assets F
Expenses before expense reductions	.34% A	.34%	.33%	.35%	.33%	.34%
Expenses net of voluntary waivers, if any	.28% A	.28%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.28% A	.28%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.33% A	1.50%	1.34%	1.09%	.94%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,693,334	$ 3,031,540	$ 2,497,252	$ 3,475,357	$ 4,148,728	$ 5,538,735
Portfolio turnover rate	5% A	6%	7%	9%	10%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 125.86	$ 99.74	$ 129.94	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income (loss) E	.78	1.54	1.34	1.24	.65
Net realized and unrealized gain (loss)	3.33	26.11	(30.07)	(19.23)	(17.88)
Total from investment operations	4.11	27.65	(28.73)	(17.99)	(17.23)
Distributions from net investment income	(1.57)	(1.53)	(1.47)	(1.53)	-
Net asset value, end of period	$ 128.40	$ 125.86	$ 99.74	$ 129.94	$ 149.46
Total Return B, C, D	3.27%	28.27%	(22.32)%	(12.18)%	(10.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	.46% A	.46%	.47%	.56%	.43% A
Expenses net of voluntary waivers, if any	.38% A	.38%	.38%	.38%	.38% A
Expenses net of all reductions	.38% A	.38%	.38%	.38%	.38% A
Net investment income (loss)	1.23% A	1.40%	1.24%	.99%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,376	$ 15,404	$ 7,494	$ 3,278	$ 90
Portfolio turnover rate	5% A	6%	7%	9%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 125.31	$ 99.29	$ 129.43	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income (loss) E	.68	1.37	1.19	1.09	1.04
Net realized and unrealized gain (loss)	3.32	26.03	(30.00)	(19.23)	(12.71)
Total from investment operations	4.00	27.40	(28.81)	(18.14)	(11.67)
Distributions from net investment income	(1.46)	(1.38)	(1.33)	(1.61)	(1.67)
Distributions from net realized gain	-	-	-	-	(.73)
Total distributions	(1.46)	(1.38)	(1.33)	(1.61)	(2.40)
Net asset value, end of period	$ 127.85	$ 125.31	$ 99.29	$ 129.43	$ 149.18
Total Return B, C, D	3.19%	28.09%	(22.45)%	(12.31)%	(7.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60%	.60%	.61%	.76% A
Expenses net of voluntary waivers, if any	.53% A	.53%	.53%	.53%	.53% A
Expenses net of all reductions	.53% A	.53%	.53%	.53%	.53% A
Net investment income (loss)	1.08% A	1.25%	1.09%	.84%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,588	$ 64,844	$ 31,035	$ 19,338	$ 323
Portfolio turnover rate	5% A	6%	7%	9%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Index 500 Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Index 500 Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,113,237,922	|
Unrealized depreciation	(216,065,714)
Net unrealized appreciation (depreciation)	$ 897,172,208
Cost for federal income tax purposes	$ 1,965,045,283

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 8,457	|
Service Class 2	91,150
	$ 99,607

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 983,243	|
Service Class	7,170
Service Class 2	27,833
	$ 1,018,246

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $131,330 for the period.

Index 500 Portfolio

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Initial Class	.28%	$ 885,755
Service Class	.38%	6,648
Service Class 2.53%		25,611
		$ 918,014

8. Other Information

At the end of the period, FMR or its affiliates were the owners of record of 34% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPIDX-SANN-0804
1.705630.106

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Avon Products, Inc.	3.3
3M Co.	3.2
Berkshire Hathaway, Inc. Class A	2.8
EnCana Corp.	1.9
Yahoo!, Inc.	1.8
13.0
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Health Care	15.6
Information Technology	13.1
Consumer Discretionary	13.0
Financials	12.5
Industrials	10.7
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks and Equity Futures	89.7%
Bonds	1.1%
Short-Term Investments and Net Other Assets	9.2%

* Foreign investments	21.5%

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.2%
Gentex Corp.	590,400	$ 23,427,072
Automobiles - 0.5%
Harley-Davidson, Inc.	83,900	5,196,766
Toyota Motor Corp.	1,257,800	51,330,819
		56,527,585
Hotels, Restaurants & Leisure - 2.6%
Ameristar Casinos, Inc.	18,600	624,588
Boyd Gaming Corp.	265,700	7,059,649
Buffalo Wild Wings, Inc.	70,400	1,946,560
Friendly Ice Cream Corp. (a)	204,600	2,690,490
Gaylord Entertainment Co. (a)	52,827	1,658,240
GTECH Holdings Corp.	202,600	9,382,406
Hilton Group PLC	1,522,398	7,644,789
International Game Technology	505,550	19,514,230
Kerzner International Ltd. (a)	130,800	6,220,848
Krispy Kreme Doughnuts, Inc. (a)	975,000	18,612,750
Lakes Entertainment, Inc. (a)	209,600	2,429,264
Life Time Fitness, Inc.	111,600	2,343,600
McDonald's Corp.	198,800	5,168,800
Outback Steakhouse, Inc.	266,700	11,030,712
P.F. Chang's China Bistro, Inc. (a)	300,600	12,369,690
Panera Bread Co. Class A (a)	809,596	29,048,304
Penn National Gaming, Inc. (a)	78,803	2,616,260
Pinnacle Entertainment, Inc. (a)	44,800	564,928
Rank Group PLC	403,940	2,204,785
Red Robin Gourmet Burgers, Inc. (a)	221,787	6,070,310
Ryan's Restaurant Group, Inc. (a)	282,750	4,467,450
Shuffle Master, Inc. (a)	257,634	9,354,691
Stanley Leisure PLC	651,898	4,966,640
Starbucks Corp. (a)	1,233,800	53,645,624
Station Casinos, Inc.	632,300	30,603,320
The Cheesecake Factory, Inc. (a)	374,424	14,898,331
William Hill PLC	3,106,053	31,307,387
Wynn Resorts Ltd. (a)	77,042	2,976,132
		301,420,778
Household Durables - 1.3%
Blyth, Inc.	69,000	2,379,810
D.R. Horton, Inc.	1,277,477	36,280,347
Fortune Brands, Inc.	331,400	24,997,502
Harman International Industries, Inc.	641,600	58,385,600
Leggett & Platt, Inc.	90,100	2,406,571
LG Electronics, Inc.	115,080	5,462,438
Pulte Homes, Inc.	190,300	9,901,309
Sharp Corp.	316,000	5,121,726
		144,935,303
Internet & Catalog Retail - 1.7%
Blue Nile, Inc.	83,416	3,137,276

	Shares	Value (Note 1)
eBay, Inc. (a)	1,394,000	$ 128,178,300
InterActiveCorp (a)	1,957,867	59,010,111
		190,325,687
Leisure Equipment & Products - 0.0%
RC2 Corp. (a)	58,813	2,087,862
Media - 1.9%
Citadel Broadcasting Corp.	100,500	1,464,285
E.W. Scripps Co. Class A	250,900	26,344,500
Fox Entertainment Group, Inc. Class A (a)	1,208,600	32,269,620
Getty Images, Inc. (a)	169,100	10,146,000
McGraw-Hill Companies, Inc.	70,100	5,367,557
Meredith Corp.	58,000	3,187,680
News Corp. Ltd. ADR	384,000	13,601,280
Pixar (a)	579,317	40,268,325
SBS Broadcasting SA (a)	220,700	6,777,697
Sogecable SA (a)	111,700	4,516,002
The DIRECTV Group, Inc. (a)	738,300	12,624,930
Univision Communications, Inc. Class A (a)	183,000	5,843,190
Viacom, Inc. Class B (non-vtg.)	238,236	8,509,790
Vivendi Universal SA sponsored ADR (a)	188,400	5,256,360
Washington Post Co. Class B	29,200	27,156,292
XM Satellite Radio Holdings, Inc. Class A (a)	406,620	11,096,660
		214,430,168
Multiline Retail - 0.4%
99 Cents Only Stores (a)	1,384,466	21,113,107
JCPenney Co., Inc.	382,600	14,446,976
Neiman Marcus Group, Inc. Class A	120,900	6,728,085
		42,288,168
Specialty Retail - 3.4%
AC Moore Arts & Crafts, Inc. (a)	197,700	5,438,727
Advance Auto Parts, Inc. (a)	736,300	32,529,734
AnnTaylor Stores Corp. (a)	1,460,850	42,335,433
Bed Bath & Beyond, Inc. (a)	1,352,200	51,992,090
Best Buy Co., Inc.	117,600	5,967,024
Cabela's, Inc. Class A	59,600	1,606,220
Chico's FAS, Inc. (a)	938,800	42,396,208
Claire's Stores, Inc.	108,800	2,360,960
Dick's Sporting Goods, Inc. (a)	199,300	6,646,655
Guitar Center, Inc. (a)	78,400	3,486,448
Halfords Group PLC	943,366	4,634,172
Hot Topic, Inc. (a)	112,400	2,303,076
Lowe's Companies, Inc.	230,400	12,107,520
Pacific Sunwear of California, Inc. (a)	1,301,072	25,461,979
PETCO Animal Supplies, Inc. (a)	612,200	19,718,962
PETsMART, Inc.	921,800	29,912,410
Regis Corp.	107,500	4,793,425
Signet Group PLC	2,348,926	4,893,313
Staples, Inc.	593,000	17,380,830
The Pep Boys - Manny, Moe & Jack	909,200	23,048,220
TJX Companies, Inc.	1,188,100	28,680,734
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
United Auto Group, Inc.	52,600	$ 1,612,190
Urban Outfitters, Inc. (a)	305,600	18,614,096
		387,920,426
Textiles Apparel & Luxury Goods - 0.9%
Brown Shoe Co., Inc.	56,100	2,296,173
Burberry Ltd.	2,831,173	21,054,860
Carter's, Inc.	76,000	2,212,360
Coach, Inc. (a)	1,204,324	54,423,402
Delta Woodside Industries, Inc. (a)	22,175	24,836
Fossil, Inc. (a)	222,500	6,063,125
NIKE, Inc. Class B	57,600	4,363,200
Puma AG	31,241	7,958,265
Quiksilver, Inc. (a)	86,200	2,052,422
		100,448,643
TOTAL CONSUMER DISCRETIONARY		1,463,811,692
CONSUMER STAPLES - 8.6%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	212,800	11,491,200
Coca-Cola Hellenic Bottling Co. SA (Bearer)	310,870	7,279,431
Cott Corp. (a)	445,200	14,451,728
Cott Corp. (a)(c)	220,500	7,144,200
PepsiCo, Inc.	205,910	11,094,431
The Coca-Cola Co.	86,900	4,386,712
		55,847,702
Food & Staples Retailing - 1.7%
Smart & Final, Inc. (a)	31,000	372,620
Sysco Corp.	2,436,600	87,400,842
Tesco PLC	2,292,590	11,105,656
The Pantry, Inc. (a)	202,900	4,423,220
United Natural Foods, Inc. (a)	321,452	9,293,177
Wal-Mart Stores, Inc.	131,400	6,932,664
Walgreen Co.	67,000	2,426,070
Whole Foods Market, Inc.	416,407	39,746,048
William Morrison Supermarkets PLC	7,616,950	32,116,561
		193,816,858
Food Products - 0.7%
Dean Foods Co. (a)	215,500	8,040,305
Hershey Foods Corp.	421,000	19,479,670
Kellogg Co.	459,600	19,234,260
People's Food Holdings Ltd.	877,000	576,873
Saputo, Inc.	129,990	3,111,613
Smithfield Foods, Inc. (a)	250,500	7,364,700
SunOpta, Inc. (a)	715,100	6,132,951
Wm. Wrigley Jr. Co.	271,500	17,118,075
		81,058,447

	Shares	Value (Note 1)
Household Products - 1.5%
Colgate-Palmolive Co.	3,018,600	$ 176,437,170
Personal Products - 4.2%
Avon Products, Inc.	7,950,256	366,824,807
Gillette Co.	2,486,900	105,444,560
NBTY, Inc. (a)	20,700	608,373
		472,877,740
TOTAL CONSUMER STAPLES		980,037,917
ENERGY - 6.9%
Energy Equipment & Services - 0.8%
BJ Services Co. (a)	156,400	7,169,376
Carbo Ceramics, Inc.	113,000	7,712,250
Schlumberger Ltd. (NY Shares)	732,800	46,540,128
Smith International, Inc. (a)	456,575	25,458,622
		86,880,376
Oil & Gas - 6.1%
Apache Corp.	576,680	25,114,414
Blackrock Ventures, Inc. (a)	869,100	4,912,673
BP PLC sponsored ADR	883,632	47,336,166
Burlington Resources, Inc.	782,980	28,328,216
Cabot Oil & Gas Corp. Class A	93,900	3,971,970
Canadian Natural Resources Ltd.	43,400	1,303,074
Chesapeake Energy Corp.	495,300	7,290,816
China Petroleum & Chemical Corp. sponsored ADR	516,640	19,089,848
Comstock Resources, Inc. (a)	89,600	1,743,616
ConocoPhillips	44,900	3,425,421
Denbury Resources, Inc. (a)	134,400	2,815,680
Devon Energy Corp.	33,600	2,217,600
EnCana Corp.	5,005,892	216,237,722
Encore Acquisition Co. (a)	236,000	6,584,400
ENI Spa sponsored ADR	66,200	6,642,508
EOG Resources, Inc.	142,500	8,508,675
Evergreen Resources, Inc. (a)	129,500	5,231,800
Exxon Mobil Corp.	759,900	33,747,159
Houston Exploration Co. (a)	314,500	16,303,680
Magnum Hunter Resources, Inc. (a)	125,600	1,303,728
Murphy Oil Corp.	900,500	66,366,850
Newfield Exploration Co. (a)	119,900	6,683,226
Noble Energy, Inc.	88,300	4,503,300
Occidental Petroleum Corp.	174,300	8,437,863
Patina Oil & Gas Corp.	218,600	6,529,582
PetroChina Co. Ltd. sponsored ADR	124,600	5,768,980
PetroKazakhstan, Inc. Class A	137,860	3,744,409
Pioneer Natural Resources Co.	491,400	17,238,312
Pogo Producing Co.	13,200	652,080
Premcor, Inc. (a)	1,449,600	54,360,000
Prima Energy Corp. (a)	31,600	1,250,412
Quicksilver Resources, Inc. (a)	185,000	12,407,950
Talisman Energy, Inc.	250,110	5,456,332
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Total SA sponsored ADR	335,100	$ 32,196,408
Tsakos Energy Navigation Ltd.	67,400	2,288,904
Valero Energy Corp.	64,600	4,764,896
Vintage Petroleum, Inc.	23,800	403,886
XTO Energy, Inc.	658,825	19,626,397
		694,788,953
TOTAL ENERGY		781,669,329
FINANCIALS - 12.3%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	47,200	4,444,352
Lehman Brothers Holdings, Inc.	192,700	14,500,675
Merrill Lynch & Co., Inc.	377,500	20,377,450
		39,322,477
Commercial Banks - 1.4%
Bank of Ireland	1,140,160	15,240,309
Bank One Corp.	439,600	22,419,600
Banknorth Group, Inc.	166,400	5,404,672
Commerce Bancorp, Inc., New Jersey	302,817	16,657,963
East West Bancorp, Inc.	69,600	2,136,720
Fifth Third Bancorp	127,064	6,833,502
M&T Bank Corp.	292,900	25,570,170
PrivateBancorp, Inc.	26,204	719,562
Royal Bank of Scotland Group PLC	687,021	19,849,460
SouthTrust Corp.	540,300	20,969,043
UCBH Holdings, Inc.	165,930	6,557,554
Wells Fargo & Co.	78,800	4,509,724
Westcorp	165,720	7,531,974
Wintrust Financial Corp.	54,500	2,752,795
		157,153,048
Consumer Finance - 1.0%
MBNA Corp.	697,800	17,996,262
SLM Corp.	2,259,400	91,392,730
		109,388,992
Diversified Financial Services - 0.6%
Brascan Corp. Class A (ltd. vtg.)	198,000	5,554,509
CapitalSource, Inc.	44,400	1,085,580
Citigroup, Inc.	228,200	10,611,300
Moody's Corp.	719,200	46,503,472
		63,754,861
Insurance - 7.5%
ACE Ltd.	409,200	17,300,976
AFLAC, Inc.	583,100	23,796,311
Allstate Corp.	542,900	25,271,995
AMBAC Financial Group, Inc.	27,600	2,026,944
American International Group, Inc.	1,855,814	132,282,422
Arch Capital Group Ltd. (a)	31,600	1,260,208
Assurant, Inc.	344,200	9,079,996
Axis Capital Holdings Ltd.	43,600	1,220,800

	Shares	Value (Note 1)
Berkshire Hathaway, Inc. Class A (a)	3,639	$ 323,689,050
Brit Insurance Holdings PLC (a)	3,985,600	6,018,663
Brown & Brown, Inc.	44,600	1,922,260
Cincinnati Financial Corp.	3,255	141,658
Endurance Specialty Holdings Ltd.	538,000	18,722,400
Everest Re Group Ltd.	804,180	64,623,905
Great-West Lifeco, Inc.	67,000	2,421,021
HCC Insurance Holdings, Inc.	503,800	16,831,958
Infinity Property & Casualty Corp.	55,800	1,841,400
IPC Holdings Ltd.	160,300	5,919,879
Markel Corp. (a)	28,950	8,033,625
Mercury General Corp.	116,400	5,779,260
MetLife, Inc.	147,200	5,277,120
Montpelier Re Holdings Ltd.	1,449,200	50,649,540
PartnerRe Ltd.	368,300	20,893,659
Penn-America Group, Inc.	25,900	362,600
Progressive Corp.	90,800	7,745,240
RenaissanceRe Holdings Ltd.	683,965	36,899,912
StanCorp Financial Group, Inc.	66,800	4,475,600
UICI (a)	56,300	1,340,503
USI Holdings Corp. (a)	933,687	14,752,255
W.R. Berkley Corp.	300,950	12,925,803
White Mountains Insurance Group Ltd.	12,300	6,273,000
Willis Group Holdings Ltd.	771,400	28,888,930
		858,668,893
Real Estate - 0.1%
CBL & Associates Properties, Inc.	108,200	5,951,000
Simon Property Group, Inc.	40,200	2,067,084
The Rouse Co.	44,720	2,124,200
		10,142,284
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	207,860	14,602,165
Doral Financial Corp.	355,075	12,250,088
Golden West Financial Corp., Delaware	1,028,800	109,412,880
New York Community Bancorp, Inc.	917,090	18,002,477
W Holding Co., Inc.	155,389	2,668,029
		156,935,639
TOTAL FINANCIALS		1,395,366,194
HEALTH CARE - 15.6%
Biotechnology - 2.9%
Affymetrix, Inc. (a)	38,200	1,250,286
Biogen Idec, Inc. (a)	471,400	29,816,050
Celgene Corp. (a)	5,100	292,026
ConjuChem, Inc. (a)	539,930	5,181,126
Dyax Corp. (a)	177,600	2,086,800
Gen-Probe, Inc. (a)	405,100	19,169,332
Genentech, Inc. (a)	3,626,900	203,831,780
Gilead Sciences, Inc. (a)	83,200	5,574,400
IDEXX Laboratories, Inc. (a)	275,470	17,338,082
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Invitrogen Corp. (a)	23,800	$ 1,713,362
Keryx Biopharmaceuticals, Inc. (a)	44,600	564,636
Ligand Pharmaceuticals, Inc. Class B (a)	124,100	2,156,858
Martek Biosciences (a)	221,700	12,452,889
Millennium Pharmaceuticals, Inc. (a)	692,900	9,562,020
ONYX Pharmaceuticals, Inc. (a)	73,000	3,092,280
Pharmion Corp.	168,900	8,262,588
Seattle Genetics, Inc. (a)	712,300	5,007,469
		327,351,984
Health Care Equipment & Supplies - 6.2%
Advanced Medical Optics, Inc. (a)	186,900	7,956,333
Advanced Neuromodulation Systems, Inc. (a)	383,050	12,564,040
Alcon, Inc.	1,126,000	88,559,900
American Medical Systems Holdings, Inc. (a)	169,300	5,705,410
Animas Corp.	3,000	55,950
Apogent Technologies, Inc. (a)	298,600	9,555,200
Becton, Dickinson & Co.	90,800	4,703,440
Bio-Rad Laboratories, Inc. Class A (a)	216,600	12,749,076
Biomet, Inc.	157,150	6,983,746
Boston Scientific Corp. (a)	856,100	36,641,080
C.R. Bard, Inc.	289,800	16,417,170
Cooper Companies, Inc.	146,060	9,226,610
Cytyc Corp. (a)	112,200	2,846,514
DENTSPLY International, Inc.	1,640,962	85,494,120
Epix Medical, Inc. (a)	218,800	4,616,680
Fisher Scientific International, Inc. (a)	183,031	10,570,040
Given Imaging Ltd. (a)	130,400	4,617,464
INAMED Corp. (a)	18,500	1,162,725
Integra LifeSciences Holdings Corp. (a)	262,200	9,247,794
Kensey Nash Corp. (a)	67,300	2,321,850
Kinetic Concepts, Inc.	46,600	2,325,340
Kyphon, Inc. (a)	68,400	1,927,512
Medtronic, Inc.	256,040	12,474,269
Nobel Biocare Holding AG (Switzerland)	33,299	5,223,791
Phonak Holding AG	82,475	2,571,155
ResMed, Inc. (a)	88,600	4,515,056
Smith & Nephew PLC	10,563,461	116,768,497
St. Jude Medical, Inc. (a)	367,576	27,807,124
Stryker Corp.	937,400	51,557,000
Synthes, Inc.	158,918	18,157,151
Varian Medical Systems, Inc. (a)	3,500	277,725
Zimmer Holdings, Inc. (a)	1,470,171	129,669,082
		705,268,844
Health Care Providers & Services - 3.3%
Aetna, Inc.	833,700	70,864,500
Anthem, Inc. (a)	79,500	7,120,020
Caremark Rx, Inc. (a)	916,964	30,204,794
DaVita, Inc. (a)	49,800	1,535,334

	Shares	Value (Note 1)
eResearchTechnology, Inc. (a)	256,024	$ 7,168,672
Health Management Associates, Inc. Class A	257,790	5,779,652
ICON PLC sponsored ADR (a)	20,300	892,997
Inveresk Research Group, Inc. (a)	340,500	10,501,020
Molina Healthcare, Inc.	11,000	419,980
Omnicare, Inc.	119,700	5,124,357
Patterson Dental Co. (a)	1,763,102	134,859,672
PDI, Inc. (a)	9,500	288,135
Pediatrix Medical Group, Inc. (a)	61,500	4,295,775
ProxyMed, Inc. (a)	8,100	136,566
UnitedHealth Group, Inc.	1,375,410	85,619,273
VCA Antech, Inc. (a)	4,500	201,690
WebMD Corp. (a)	119,300	1,111,876
WellPoint Health Networks, Inc. (a)	81,400	9,117,614
		375,241,927
Pharmaceuticals - 3.2%
Altana AG	166,463	10,035,193
AstraZeneca PLC sponsored ADR	738,800	33,718,832
Atherogenics, Inc. (a)	312,300	5,943,069
Cypress Bioscience, Inc. (a)	304,500	4,180,785
Elan Corp. PLC sponsored ADR (a)	779,900	19,294,726
Endo Pharmaceuticals Holdings, Inc. (a)	5,400	126,630
Eon Labs, Inc. (a)	84,200	3,446,306
IVAX Corp. (a)	215,700	5,174,643
Johnson & Johnson	616,250	34,325,125
Kos Pharmaceuticals, Inc. (a)	211,300	6,966,561
Merck & Co., Inc.	38,200	1,814,500
MGI Pharma, Inc. (a)	116,600	3,149,366
Nektar Therapeutics (a)	61,600	1,229,536
Novartis AG sponsored ADR	681,400	30,322,300
Novo Nordisk AS Series B	1,186,974	61,259,530
Pfizer, Inc.	452,265	15,503,644
Roche Holding AG (participation certificate)	601,598	59,707,181
Schering-Plough Corp.	1,055,200	19,500,096
Teva Pharmaceutical Industries Ltd. sponsored ADR	739,600	49,767,684
		365,465,707
TOTAL HEALTH CARE		1,773,328,462
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.1%
Bombardier, Inc. Class B (sub. vtg.)	1,207,400	3,638,765
Lockheed Martin Corp.	2,108,535	109,812,503
Precision Castparts Corp.	185,986	10,171,574
		123,622,842
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	1,116,680	51,188,611
Dynamex, Inc. (a)	58,200	809,562
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	48,900	$ 2,416,149
United Parcel Service, Inc. Class B	625,600	47,026,352
		101,440,674
Airlines - 1.0%
ExpressJet Holdings, Inc. Class A (a)	131,021	1,590,595
JetBlue Airways Corp. (a)	1,366,154	40,137,605
Ryanair Holdings PLC sponsored ADR (a)	2,032,657	66,630,496
Southwest Airlines Co.	404,000	6,775,080
		115,133,776
Building Products - 0.1%
Lennox International, Inc.	212,500	3,846,250
Masco Corp.	252,800	7,882,304
		11,728,554
Commercial Services & Supplies - 1.4%
Apollo Group, Inc. Class A (a)	589,072	52,009,167
Aramark Corp. Class B	1,062,550	30,558,938
Copart, Inc. (a)	112,100	2,993,070
Corporate Executive Board Co.	4,100	236,939
Education Management Corp. (a)	377,200	12,394,792
H&R Block, Inc.	188,900	9,006,752
R.R. Donnelley & Sons Co.	212,400	7,013,448
Resources Connection, Inc. (a)	125,900	4,923,949
Robert Half International, Inc.	228,500	6,802,445
Strayer Education, Inc.	256,899	28,662,221
Universal Technical Institute, Inc.	78,600	3,141,642
		157,743,363
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	305,720	12,039,254
Perini Corp. (a)	305,400	3,258,618
		15,297,872
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	430,900	25,599,769
Roper Industries, Inc.	210,100	11,954,690
Ultralife Batteries, Inc. (a)	275,400	5,331,744
		42,886,203
Industrial Conglomerates - 3.4%
3M Co.	4,028,520	362,607,085
Carlisle Companies, Inc.	21,900	1,363,275
Hutchison Whampoa Ltd.	1,004,000	6,854,407
Tyco International Ltd.	526,300	17,441,582
		388,266,349
Machinery - 2.0%
Briggs & Stratton Corp.	102,500	9,055,875
Danaher Corp.	2,509,260	130,105,131
Deere & Co.	92,400	6,480,936
IDEX Corp.	124,500	4,276,575
Illinois Tool Works, Inc.	62,300	5,973,947

	Shares	Value (Note 1)
Ingersoll-Rand Co. Ltd. Class A	78,500	$ 5,362,335
Joy Global, Inc.	367,000	10,987,980
Oshkosh Truck Co.	78,000	4,470,180
PACCAR, Inc.	795,044	46,104,602
Volvo AB ADR	143,100	5,010,074
		227,827,635
Road & Rail - 0.2%
Dollar Thrifty Automotive Group, Inc. (a)	3,600	98,784
Heartland Express, Inc.	327,346	8,956,187
Knight Transportation, Inc. (a)	139,810	4,016,741
Landstar System, Inc. (a)	278,412	14,719,642
		27,791,354
Trading Companies & Distributors - 0.1%
Fastenal Co.	107,512	6,109,907
TOTAL INDUSTRIALS		1,217,848,529
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 2.5%
Comverse Technology, Inc. (a)	112,300	2,239,262
Ditech Communications Corp. (a)	159,900	3,732,066
Harris Corp.	459,000	23,294,250
Juniper Networks, Inc. (a)	649,005	15,946,053
Motorola, Inc.	1,917,100	34,987,075
Plantronics, Inc. (a)	67,300	2,833,330
QUALCOMM, Inc.	1,184,200	86,422,916
Research in Motion Ltd. (a)	695,800	47,598,583
Scientific-Atlanta, Inc.	523,700	18,067,650
Telefonaktiebolaget LM Ericsson ADR (a)	1,485,409	44,443,437
		279,564,622
Computers & Peripherals - 0.4%
Apple Computer, Inc. (a)	310,200	10,093,908
Dell, Inc. (a)	838,600	30,038,652
PalmOne, Inc. (a)	98,700	3,431,799
Seagate Technology	21,964	316,941
Synaptics, Inc. (a)	347,569	6,655,946
		50,537,246
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A (a)	348,600	11,615,352
AU Optronics Corp. sponsored ADR	24,445	399,431
FARO Technologies, Inc. (a)	65,532	1,682,206
Flir Systems, Inc. (a)	817,300	44,869,770
Mettler-Toledo International, Inc. (a)	15,300	751,842
Molex, Inc.	44,700	1,433,976
National Instruments Corp.	216,457	6,634,407
Symbol Technologies, Inc.	738,700	10,888,438
Thermo Electron Corp. (a)	142,000	4,365,080
Waters Corp. (a)	401,100	19,164,558
		101,805,060
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	1,238,283	22,227,180
Blue Coat Systems, Inc. (a)	25,044	838,724
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
iVillage, Inc. (a)	111,100	$ 705,485
Lastminute.com PLC (a)	828,199	2,719,820
Open Text Corp. (a)	218,700	7,000,892
Sina Corp. (a)	185,400	6,116,346
Websense, Inc. (a)	101,442	3,776,686
Yahoo!, Inc. (a)	5,671,396	206,041,817
		249,426,950
IT Services - 1.8%
Accenture Ltd. Class A (a)	67,400	1,852,152
Alliance Data Systems Corp. (a)	722,000	30,504,500
Anteon International Corp. (a)	786,600	25,658,892
Cognizant Technology Solutions Corp. Class A (a)	1,508,896	38,341,047
CSG Systems International, Inc. (a)	85,800	1,776,060
First Data Corp.	646,600	28,786,632
Infosys Technologies Ltd. sponsored ADR	400,000	37,108,000
Iron Mountain, Inc. (a)	271,200	13,088,112
SRA International, Inc. Class A (a)	392,900	16,627,528
The BISYS Group, Inc. (a)	623,100	8,760,786
		202,503,709
Office Electronics - 0.1%
Canon, Inc.	88,500	4,725,900
Zebra Technologies Corp. Class A (a)	96,780	8,419,860
		13,145,760
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	1,662,500	78,270,500
ATI Technologies, Inc. (a)	215,500	4,064,757
Cree, Inc. (a)	122,200	2,844,816
Intel Corp.	100,300	2,768,280
International Rectifier Corp. (a)	969,100	40,140,122
Linear Technology Corp.	252,500	9,966,175
Marvell Technology Group Ltd. (a)	3,421,200	91,346,040
Microchip Technology, Inc.	67,300	2,122,642
National Semiconductor Corp. (a)	379,200	8,338,608
Pixelworks, Inc. (a)	89,600	1,372,672
Samsung Electronics Co. Ltd.	351,340	145,161,726
Sigmatel, Inc.	171,988	4,997,971
Silicon Laboratories, Inc. (a)	1,287,646	59,682,392
Tundra Semiconductor Corp. Ltd. (a)(c)	35,300	602,050
		451,678,751
Software - 1.2%
Adobe Systems, Inc.	442,289	20,566,439
Altiris, Inc. (a)	761,839	21,034,375
Autodesk, Inc.	356,500	15,261,765
Electronic Arts, Inc. (a)	107,900	5,885,945
FileNET Corp. (a)	132,468	4,182,015
Kronos, Inc. (a)	235,692	9,710,510
Macrovision Corp. (a)	32,400	810,972
Magma Design Automation, Inc. (a)	123,011	2,365,502
Merge Technologies, Inc. (a)	350,000	5,120,500

	Shares	Value (Note 1)
Microsoft Corp.	184,600	$ 5,272,176
Quality Systems, Inc. (a)	26,391	1,295,534
Red Hat, Inc. (a)	228,067	5,238,699
SAP AG sponsored ADR	56,100	2,345,541
Sonic Solutions, Inc. (a)	561,999	11,942,479
Symantec Corp. (a)	639,303	27,988,685
Ultimate Software Group, Inc. (a)	3,225	32,573
		139,053,710
TOTAL INFORMATION TECHNOLOGY		1,487,715,808
MATERIALS - 4.6%
Chemicals - 0.8%
Ecolab, Inc.	1,673,700	53,056,290
Methanex Corp.	378,200	5,018,472
Potash Corp. of Saskatchewan	204,700	19,704,236
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	134,500	4,464,055
The Scotts Co. Class A (a)	94,000	6,004,720
Valspar Corp.	58,400	2,942,776
		91,190,549
Construction Materials - 0.1%
Eagle Materials, Inc.	101,700	7,222,734
Containers & Packaging - 0.0%
Ball Corp.	84,152	6,063,152
Peak International Ltd. (a)	200,000	1,000,000
		7,063,152
Metals & Mining - 3.6%
Aber Diamond Corp. (a)	389,750	11,585,267
Anglo American PLC ADR	916,572	19,128,858
Apex Silver Mines Ltd. (a)	550,100	9,379,205
Companhia Vale do Rio Doce sponsored ADR	142,200	6,761,610
Compania de Minas Buenaventura SA sponsored ADR	1,374,300	30,372,030
First Quantum Minerals Ltd. (a)	279,500	2,964,934
Freeport-McMoRan Copper & Gold, Inc. Class B	1,584,234	52,517,357
Gabriel Resources Ltd. (a)	2,171,800	2,100,324
Glamis Gold Ltd. (a)	1,630,200	28,658,962
Goldcorp, Inc.	4,126,566	48,167,503
International Steel Group, Inc. (a)	156,100	4,643,975
IPSCO, Inc.	221,200	4,988,152
Ivanhoe Mines Ltd. (a)	734,200	3,962,996
Ivanhoe Mines Ltd. warrants 12/19/05 (a)	198,450	148,774
Newcrest Mining Ltd.	769,500	7,411,463
Newmont Mining Corp.	2,600,351	100,789,605
Novagold Resources, Inc. (a)	778,300	3,600,053
Nucor Corp.	155,800	11,959,208
Peabody Energy Corp.	44,900	2,513,951
POSCO sponsored ADR	67,200	2,251,872
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto PLC (Reg.)	2,299,187	$ 56,358,821
SouthernEra Resources Ltd. (a)	558,200	1,527,423
		411,792,343
Paper & Forest Products - 0.1%
Sappi Ltd.	584,877	9,002,495
TOTAL MATERIALS		526,271,273
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.1%
PT Indosat Tbk	3,790,000	1,622,846
PT Indosat Tbk sponsored ADR	126,600	2,683,920
PT Telkomunikasi Indonesia Tbk sponsored ADR	54,600	849,030
		5,155,796
Wireless Telecommunication Services - 3.7%
America Movil SA de CV sponsored ADR	1,606,100	58,413,857
KDDI Corp.	1,548	8,982,298
mmO2 PLC (a)	2,313,919	3,904,723
Mobile TeleSystems OJSC sponsored ADR	107,500	13,115,000
MTN Group Ltd. (a)	447,300	2,072,011
Nextel Communications, Inc. Class A (a)	5,373,200	143,249,512
Nextel Partners, Inc. Class A (a)	2,217,700	35,305,784
NII Holdings, Inc. (a)	886,253	29,857,864
Telesystem International Wireless, Inc. (a)	1,197,700	11,789,340
Vimpel Communications sponsored ADR (a)	561,300	54,137,385
Vodafone Group PLC sponsored ADR	2,508,500	55,437,850
Western Wireless Corp. Class A (a)	299,500	8,658,545
		424,924,169
TOTAL TELECOMMUNICATION SERVICES		430,079,965
UTILITIES - 0.2%
Electric Utilities - 0.2%
Entergy Corp.	44,800	2,509,248
Exelon Corp.	78,500	2,613,265
PG&E Corp. (a)	326,800	9,130,792
		14,253,305

	Shares	Value (Note 1)
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. (a)	224,800	$ 2,232,264
TOTAL UTILITIES		16,485,569
TOTAL COMMON STOCKS (Cost $7,082,774,748)		10,072,614,738
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Xerox Capital Trust II 7.50% (c)	199,600	16,250,434
UTILITIES - 0.1%
Electric Utilities - 0.1%
TXU Corp. 8.75%	342,400	16,221,200
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $25,156,569)		32,471,634
Convertible Bonds - 0.2%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 3.375% 10/15/33	$ 8,080,000	8,913,533
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	3,140,000	5,077,694
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Red Hat, Inc. 0.5% 1/15/24 (c)	2,890,000	3,262,232
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	9,860,000	9,564,200
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05	2,280,000	2,258,842
TOTAL CONVERTIBLE BONDS (Cost $24,942,361)		29,076,501
U.S. Treasury Obligations - 0.9%

U.S. Treasury Bills, yield at date of purchase 1.03% to 1.25% 8/5/04 to 9/9/04 (d)	4,450,000	4,443,066
U.S. Treasury Notes:
4.25% 8/15/13	45,275,000	44,196,187
U.S. Treasury Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Notes: - continued
4.25% 11/15/13	$ 44,850,000	$ 43,653,402
4.75% 5/15/14	11,100,000	11,215,773
TOTAL U.S. TREASURY OBLIGATIONS (Cost $103,084,440)		103,508,428
Money Market Funds - 11.1%
	Shares
Fidelity Cash Central Fund, 1.16% (b)	1,084,006,645	1,084,006,645
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	174,634,350	174,634,350
TOTAL MONEY MARKET FUNDS (Cost $1,258,640,995)		1,258,640,995
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $8,494,599,113)		11,496,312,296
NET OTHER ASSETS - (1.2)%		(138,669,954)
NET ASSETS - 100%		$ 11,357,642,342
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
290 S&P 500 Index Contracts	Sept. 2004	$ 82,679,000	$ 509,261

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,258,916 or 0.2% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,443,066.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $3,388,126,570 and $3,703,885,524, respectively, of which long-term U.S. government and government agency obligations aggregated $94,595,435 and $0, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $186,808 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.5%
United Kingdom	4.2%
Canada	3.8%
Bermuda	3.4%
Switzerland	1.7%
Korea (South)	1.4%
Others (individually less than 1%)	7.0%
100.0%
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $1,251,202,000 of which $587,643,000 and $663,559,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $171,231,021) (cost $8,494,599,113) - See accompanying schedule		$ 11,496,312,296
Foreign currency held at value (cost $2,384,676)		2,374,071
Receivable for investments sold		110,123,678
Receivable for fund shares sold		6,516,476
Dividends receivable		6,453,628
Interest receivable		2,421,925
Receivable for daily variation on futures contracts		327,320
Prepaid expenses		21,567
Other affiliated receivables		10,079
Other receivables		663,045
Total assets		11,625,224,085
Liabilities
Payable to custodian bank	$ 6,650,608
Payable for investments purchased	74,208,981
Payable for fund shares redeemed	5,346,533
Accrued management fee	5,331,005
Distribution fees payable	399,193
Other affiliated payables	807,147
Other payables and accrued expenses	203,926
Collateral on securities loaned, at value	174,634,350
Total liabilities		267,581,743

Net Assets		$ 11,357,642,342
Net Assets consist of:
Paid in capital		$ 9,290,135,986
Undistributed net investment income		9,942,995
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(944,694,491)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,002,257,852
Net Assets		$ 11,357,642,342
Initial Class: Net Asset Value, offering price and redemption price per share ($8,252,118,332 ÷ 336,708,072 shares)		$ 24.51
Service Class: Net Asset Value, offering price and redemption price per share ($1,876,991,551 ÷ 76,796,299 shares)		$ 24.44
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,223,702,743 ÷ 50,377,642 shares)		$ 24.29
Service Class 2R: Net Asset Value, offering price and redemption price per share ($4,829,716 ÷ 199,254 shares)		$ 24.24

Statement of Operations

Six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends		$ 44,902,493
Interest		4,989,511
Security lending		915,268
Total income		50,807,272

Expenses
Management fee	$ 30,992,384
Transfer agent fees	3,565,511
Distribution fees	2,216,864
Accounting and security lending fees	720,177
Non-interested trustees' compensation	25,194
Appreciation in deferred trustee compensation account	5,580
Custodian fees and expenses	399,749
Registration fees	18,266
Audit	47,825
Legal	9,583
Miscellaneous	257,075
Total expenses before reductions	38,258,208
Expense reductions	(1,235,006)	37,023,202
Net investment income (loss)		13,784,070
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	327,273,824
Foreign currency transactions	65,660
Futures contracts	3,772,229
Total net realized gain (loss)		331,111,713
Change in net unrealized appreciation (depreciation) on: Investment securities	312,539,377
Assets and liabilities in foreign currencies	(419,241)
Futures contracts	(229,874)
Total change in net unrealized appreciation (depreciation)		311,890,262
Net gain (loss)		643,001,975
Net increase (decrease) in net assets resulting from operations		$ 656,786,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,784,070	$ 25,801,059
Net realized gain (loss)	331,111,713	98,601,973
Change in net unrealized appreciation (depreciation)	311,890,262	2,069,862,306
Net increase (decrease) in net assets resulting from operations	656,786,045	2,194,265,338
Distributions to shareholders from net investment income	(33,283,266)	(35,507,037)
Share transactions - net increase (decrease)	460,202,304	535,497,703
Redemption fees	269	3,718
Total increase (decrease) in net assets	1,083,705,352	2,694,259,722

Net Assets
Beginning of period	10,273,936,990	7,579,677,268
End of period (including undistributed net investment income of $9,942,995 and undistributed net investment income of $23,673,410, respectively)	$ 11,357,642,342	$ 10,273,936,990
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	20,375,470	7,094,717	13,297,245	106,622
Reinvested	1,123,479	189,967	89,389	356
Redeemed	(16,161,030)	(4,007,536)	(2,714,165)	(25,836)
Net increase (decrease)	5,337,919	3,277,148	10,672,469	81,142
Dollars Sold	$ 483,651,274	$ 168,039,230	$ 313,208,333	$ 2,505,134
Reinvested	26,671,383	4,498,414	2,105,112	8,357
Redeemed	(382,126,790)	(94,109,992)	(63,640,792)	(607,359)
Net increase (decrease)	$ 128,195,867	$ 78,427,652	$ 251,672,653	$ 1,906,132
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	43,575,507	16,391,007	21,425,743	119,703
Reinvested	1,718,846	269,021	92,062	161
Redeemed	(43,003,502)	(8,751,544)	(6,273,261)	(46,848)
Net increase (decrease)	2,290,851	7,908,484	15,244,544	73,016
Dollars Sold	$ 877,441,120	$ 326,586,457	$ 422,566,799	$ 2,529,458
Reinvested	29,357,892	4,584,117	1,562,295	2,733
Redeemed	(837,322,380)	(169,383,155)	(121,521,459)	(906,174)
Net increase (decrease)	$ 69,476,632	$ 161,787,419	$ 302,607,635	$ 1,626,017
Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 26,671,383	$ 4,498,414	$ 2,105,112	$ 8,357
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 29,357,892	$ 4,584,117	$ 1,562,295	$ 2,733

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 23.13	$ 18.10	$ 20.13	$ 23.75	$ 29.15	$ 24.44
Income from Investment Operations
Net investment income (loss) E	.04	.07	.10	.16	.17	.12
Net realized and unrealized gain (loss)	1.42	5.05	(1.97)	(3.01)	(1.84)	5.59
Total from investment operations	1.46	5.12	(1.87)	(2.85)	(1.67)	5.71
Distributions from net investment income	(.08)	(.09)	(.16)	(.17)	(.11)	(.12)
Distributions from net realized gain	-	-	-	(.60)	(3.62)	(.88)
Total distributions	(.08)	(.09)	(.16)	(.77)	(3.73)	(1.00)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 24.51	$ 23.13	$ 18.10	$ 20.13	$ 23.75	$ 29.15
Total Return B, C, D	6.32%	28.46%	(9.35)%	(12.28)%	(6.58)%	24.25%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.67%	.68%	.68%	.66%	.67%
Expenses net of voluntary waivers, if any	.67% A	.67%	.68%	.68%	.66%	.67%
Expenses net of all reductions	.65% A	.65%	.64%	.64%	.63%	.65%
Net investment income (loss)	.30% A	.34%	.50%	.77%	.69%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,252,118	$ 7,665,424	$ 5,956,028	$ 6,972,615	$ 8,516,464	$ 9,005,129
Portfolio turnover rate	67% A	66%	84%	140%	177%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 23.06	$ 18.04	$ 20.06	$ 23.67	$ 29.10	$ 24.42
Income from Investment Operations
Net investment income (loss) E	.02	.05	.08	.14	.15	.10
Net realized and unrealized gain (loss)	1.42	5.04	(1.96)	(3.00)	(1.85)	5.58
Total from investment operations	1.44	5.09	(1.88)	(2.86)	(1.70)	5.68
Distributions from net investment income	(.06)	(.07)	(.14)	(.15)	(.11)	(.12)
Distributions from net realized gain	-	-	-	(.60)	(3.62)	(.88)
Total distributions	(.06)	(.07)	(.14)	(.75)	(3.73)	(1.00)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 24.44	$ 23.06	$ 18.04	$ 20.06	$ 23.67	$ 29.10
Total Return B, C, D	6.25%	28.35%	(9.42)%	(12.36)%	(6.71)%	24.15%
Ratios to Average Net Assets F
Expenses before expense reductions	.77% A	.77%	.78%	.78%	.76%	.78%
Expenses net of voluntary waivers, if any	.77% A	.77%	.78%	.78%	.76%	.78%
Expenses net of all reductions	.75% A	.75%	.74%	.74%	.74%	.75%
Net investment income (loss)	.20% A	.24%	.39%	.67%	.59%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,876,992	$ 1,695,467	$ 1,183,683	$ 1,201,105	$ 1,245,222	$ 775,216
Portfolio turnover rate	67% A	66%	84%	140%	177%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.93	$ 17.95	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.01	.02	.05	.10	.10
Net realized and unrealized gain (loss)	1.40	5.02	(1.96)	(2.98)	(.93)
Total from investment operations	1.41	5.04	(1.91)	(2.88)	(.83)
Distributions from net investment income	(.05)	(.06)	(.14)	(.16)	(.11)
Distributions from net realized gain	-	-	-	(.60)	(3.62)
Total distributions	(.05)	(.06)	(.14)	(.76)	(3.73)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 24.29	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Total Return B, C, D	6.16%	28.20%	(9.60)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A	.93%	.93%	.94%	.92% A
Expenses net of voluntary waivers, if any	.92% A	.93%	.93%	.94%	.92% A
Expenses net of all reductions	.90% A	.90%	.90%	.90%	.90% A
Net investment income (loss)	.04% A	.09%	.24%	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,223,703	$ 910,341	$ 439,157	$ 231,686	$ 81,950
Portfolio turnover rate	67% A	66%	84%	140%	177%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.01	.02	.03
Net realized and unrealized gain (loss)	1.40	5.01	(2.57)
Total from investment operations	1.41	5.03	(2.54)
Distributions from net investment income	(.07)	(.08)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 24.24	$ 22.90	$ 17.95
Total Return B, C, D	6.17%	28.18%	(12.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A	.93%	.96% A
Expenses net of voluntary waivers, if any	.92% A	.93%	.96% A
Expenses net of all reductions	.90% A	.90%	.92% A
Net investment income (loss)	.05% A	.08%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,830	$ 2,705	$ 810
Portfolio turnover rate	67% A	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Contrafund Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,109,225,863	|
Unrealized depreciation	(125,168,631)
Net unrealized appreciation (depreciation)	$ 2,984,057,232
Cost for federal income tax purposes	$ 8,512,255,064

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Contrafund Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 893,431	|
Service Class 2	1,319,171
Service Class 2R	4,262
	$ 2,216,864

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,609,330
Service Class	592,177
Service Class 2	362,841
Service Class 2R	1,163
$ 3,565,511

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,912,051 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,187,540 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $47,466.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 32% of the total outstanding shares of the fund.

Contrafund Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0804
1.705691.106

Fidelity® Variable Insurance Products:

Asset ManagerSM  Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	22	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	26	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Cardinal Health, Inc.	3.4
American International Group, Inc.	3.0
Microsoft Corp.	2.7
Fannie Mae	2.3
Pfizer, Inc.	2.3
13.7
Top Five Bond Issuers as of June 30, 2004
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	8.3
U.S. Treasury Obligations	4.6
Freddie Mac	1.1
Government National Mortgage Association	0.6
Thirteen Affiliates of General Growth Properties, Inc.	0.5
15.1
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stock Class and Equity Futures	55.4%
Bond Class	31.2%
Short-Term Class	13.4%

* Foreign investments 7.3%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of investments of Fidelity's fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 52.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.0%
Aisin Seiki Co. Ltd.	22,900	$ 484,450
Bridgestone Corp.	29,000	552,820
Exide Technologies warrants 3/18/06 (a)	16	0
NOK Corp.	9,200	346,477
		1,383,747
Automobiles - 0.2%
Fiat Spa (a)	89,500	752,727
Honda Motor Co. Ltd.	17,600	856,064
Kia Motors Corp.	22,630	193,467
Toyota Motor Corp.	62,600	2,554,706
		4,356,964
Distributors - 0.0%
Sixt AG	15,300	252,841
Hotels, Restaurants & Leisure - 0.3%
H.I.S. Co. Ltd.	14,700	453,824
Hilton Group PLC	233,900	1,174,539
McDonald's Corp.	214,100	5,566,600
William Hill PLC	43,100	434,425
		7,629,388
Household Durables - 0.1%
Casio Computer Co. Ltd.	17,000	261,151
HTL International Holdings Ltd.	177,000	106,124
Koninklijke Philips Electronics NV	4,200	114,240
Koninklijke Philips Electronics NV (NY Shares)	7,200	195,840
Matsushita Electric Industrial Co. Ltd.	30,000	430,800
Merry Electronics Co. Ltd.	158,000	362,407
Rinnai Corp.	7,200	222,281
SEB SA	6,340	757,762
Sony Corp.	10,600	403,330
Sumitomo Forestry Co. Ltd.	29,000	338,164
Techtronic Industries Co. Ltd.	237,000	378,298
		3,570,397
Internet & Catalog Retail - 0.0%
N Brown Group PLC	175,800	339,042
Leisure Equipment & Products - 0.0%
Asia Optical Co., Inc.	15,000	91,153
Fuji Photo Film Co. Ltd.	7,000	222,616
		313,769
Media - 2.7%
Asahi Broadcasting Corp.	940	63,022
British Sky Broadcasting Group PLC (BSkyB)	56,500	639,392
Cheil Communications, Inc.	750	101,992
Clear Channel Communications, Inc.	1,567,168	57,906,858
Dentsu, Inc.	84	219,491
ITV PLC	383,471	805,829
Maiden Group PLC	55,800	222,842

	Shares	Value (Note 1)
McGraw-Hill Companies, Inc.	9,500	$ 727,415
Media Capital SGPS SA	13,700	71,847
Mediaset Spa	39,200	447,964
Modern Times Group AB (MTG) (B Shares) (a)	29,750	578,070
News Corp. Ltd.	81,135	718,450
News Corp. Ltd. sponsored ADR	243,400	8,002,992
NRJ Group	25,500	559,796
PT Multimedia SGPS SA	23,500	515,891
Publishing & Broadcasting Ltd.	37,449	336,348
Reuters Group PLC	55,500	374,119
Television Broadcasts Ltd.	44,000	188,415
Time Warner, Inc. (a)	264,600	4,651,668
Tv Asahi Corp.	144	275,843
Vivendi Universal SA (a)	14,200	396,180
Wolters Kluwer NV (Certificaten Van Aandelen)	52,600	957,132
		78,761,556
Multiline Retail - 0.1%
Barneys, Inc. warrants 4/1/08 (a)	1,130	39,550
Don Quijote Co. Ltd.	7,100	458,194
Hankyu Department Stores, Inc.	16,000	141,641
Kohl's Corp. (a)	29,700	1,255,716
Marks & Spencer Group PLC	55,940	369,197
Next PLC	16,900	437,542
Ryohin Keikaku Co. Ltd.	9,400	492,117
Shinsegae Co. Ltd.	1,080	260,061
Woolworths Group PLC	408,100	341,549
		3,795,567
Specialty Retail - 2.4%
Dixons Group PLC	474,000	1,425,109
Esprit Holdings Ltd.	125,000	559,309
Fast Retailing Co. Ltd.	6,400	525,500
Giordano International Ltd.	660,000	416,741
Home Depot, Inc.	1,725,600	60,741,120
Nishimatsuya Chain Co. Ltd.	10,700	443,762
Office Depot, Inc. (a)	35,600	637,596
Otsuka Kagu Ltd.	7,300	231,478
Pal Co. Ltd.	5,300	196,644
Staples, Inc.	90,200	2,643,762
Toys R Us Japan Ltd.	10,000	246,421
USS Co. Ltd.	5,700	497,705
Wyevale Garden Centres PLC	35,200	224,791
		68,789,938
Textiles Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	4,100	490,685
Arena Brands Holding Corp. Class B (k)	8,445	102,016
Billabong International Ltd.	37,700	217,654
Bulgari Spa	38,800	393,233
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Puma AG	1,900	$ 484,002
Ted Baker PLC	97,600	739,593
		2,427,183
TOTAL CONSUMER DISCRETIONARY		171,620,392
CONSUMER STAPLES - 4.5%
Beverages - 0.7%
Fosters Group Ltd.	71,000	234,232
Lion Nathan Ltd.	38,300	181,499
PepsiCo, Inc.	137,700	7,419,276
Pernod-Ricard	7,600	974,168
Southcorp Ltd.	52,300	114,783
The Coca-Cola Co.	201,700	10,181,816
		19,105,774
Food & Staples Retailing - 2.3%
Aeon Co. Ltd.	4,800	195,500
C&S Co. Ltd.	11,800	316,563
Casino Guichard Perrachon et Compagnie	5,100	461,210
CVS Corp.	744,100	31,267,082
Ito Yokado Ltd.	15,000	651,388
Lawson, Inc.	7,900	330,576
Safeway, Inc. (a)	572,100	14,497,014
Wal-Mart Stores, Inc.	335,000	17,674,600
		65,393,933
Food Products - 0.0%
People's Food Holdings Ltd.	276,000	181,547
Unilever PLC	116,800	1,161,284
		1,342,831
Household Products - 0.2%
Kao Corp.	6,000	146,737
Kimberly-Clark Corp.	21,500	1,416,420
Procter & Gamble Co.	59,200	3,222,848
Reckitt Benckiser PLC	24,000	681,620
		5,467,625
Personal Products - 0.6%
Alberto-Culver Co.	310,250	15,555,935
Amorepacific Corp.	1,590	293,348
Estee Lauder Companies, Inc. Class A	23,400	1,141,452
Hengan International Group Co. Ltd.	164,000	105,131
Kose Corp.	5,500	214,805
L'Oreal SA	12,400	992,828
		18,303,499
Tobacco - 0.7%
Altria Group, Inc.	382,100	19,124,105
TOTAL CONSUMER STAPLES		128,737,767

	Shares	Value (Note 1)
ENERGY - 2.7%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc.	434,800	$ 10,361,284
ENSCO International, Inc.	319,200	9,288,720
GlobalSantaFe Corp.	440,900	11,683,850
Nabors Industries Ltd. (a)	60,300	2,726,766
Transocean, Inc. (a)	389,000	11,257,660
		45,318,280
Oil & Gas - 1.1%
BP PLC sponsored ADR	14,600	782,122
ChevronTexaco Corp.	144,700	13,617,717
China Petroleum & Chemical Corp. (H Shares)	222,000	82,029
CNOOC Ltd. sponsored ADR	5,600	239,400
ConocoPhillips	117,252	8,945,155
ENI Spa	36,000	722,448
Exxon Mobil Corp.	106,000	4,707,460
Nippon Oil Corp.	46,000	293,864
Repsol YPF SA	40,000	874,400
Royal Dutch Petroleum Co. (Hague Registry)	29,700	1,534,599
Shell Transport & Trading Co. PLC ADR	32,600	1,457,220
		33,256,414
TOTAL ENERGY		78,574,694
FINANCIALS - 13.8%
Capital Markets - 1.7%
3i Group PLC	49,800	554,962
Bear Stearns Companies, Inc.	11,300	952,703
D. Carnegie & Co. AB	29,400	279,765
DAB Bank AG (a)	100,842	730,542
Greenhill & Co., Inc.	700	14,637
JAFCO Co. Ltd.	4,100	317,586
Lehman Brothers Holdings, Inc.	12,600	948,150
Macquarie Bank Ltd.	6,000	142,083
Merrill Lynch & Co., Inc.	255,600	13,797,288
Mitsubishi Securities Co. Ltd.	29,000	386,435
Morgan Stanley	597,800	31,545,906
Nikko Cordial Corp.	20,000	98,382
Nomura Holdings, Inc.	18,000	269,100
		50,037,539
Commercial Banks - 2.3%
Australia & New Zealand Banking Group Ltd.	56,800	725,723
Banca Intesa Spa	90,720	355,270
Banca Nazionale del Lavoro (BNL) (a)	144,218	336,122
Banco Espanol de Credito SA (Reg.)	25,500	303,534
Bank of America Corp.	422,906	35,786,279
Bank One Corp.	327,900	16,722,900
Chinatrust Financial Holding Co.	184,000	205,541
Commonwealth Bank of Australia	6,700	152,571
Fukuoka City Bank Ltd.	62,000	201,210
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Hana Bank	10,140	$ 214,306
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	93	871,410
Mizuho Financial Group, Inc.	209	962,018
National Australia Bank Ltd.	16,600	346,143
Nishi-Nippon Bank Ltd.	28,000	130,705
SouthTrust Corp.	37,700	1,463,137
St. George Bank Ltd.	8,700	133,901
Sumitomo Mitsui Financial Group, Inc.	152	1,057,248
Synovus Financial Corp.	146,900	3,719,508
Taishin Financial Holdings Co. Ltd.	548,000	452,178
UFJ Holdings, Inc. (a)	107	479,582
Wachovia Corp.	37,800	1,682,100
Westpac Banking Corp.	16,500	202,975
		66,504,361
Consumer Finance - 0.2%
Aeon Credit Service Ltd.	7,800	528,029
Aiful Corp.	2,600	275,378
Cattles PLC	61,500	354,701
MBNA Corp.	135,900	3,504,861
ORIX Corp.	3,800	441,698
SFCG Co. Ltd.	2,300	468,386
STB Leasing Co. Ltd.	6,200	146,727
		5,719,780
Diversified Financial Services - 1.9%
Citigroup, Inc.	1,083,400	50,378,100
Deutsche Boerse AG	33,594	1,711,369
Fubon Financial Holding Co. Ltd.	260,000	226,929
Hong Kong Exchanges & Clearing Ltd.	74,000	151,799
ING Groep NV (Certificaten Van Aandelen)	39,200	929,040
OMHEX AB (a)	22,000	264,247
		53,661,484
Insurance - 4.8%
AFLAC, Inc.	30,200	1,232,462
Allianz AG (Reg.)	10,100	1,096,668
AMBAC Financial Group, Inc.	98,200	7,211,808
American International Group, Inc.	1,211,700	86,369,976
Assurances Generales France SA (Bearer)	5,300	322,742
CNP Assurances	8,100	471,118
Corporacion Mapfre SA (Reg.)	22,100	271,418
Great Eastern Holdings Ltd.	16,000	109,902
Hartford Financial Services Group, Inc.	232,000	15,947,680
MBIA, Inc.	92,700	5,295,024
MetLife, Inc.	301,000	10,790,850
Millea Holdings, Inc.	42	632,698
PartnerRe Ltd.	39,300	2,229,489
Promina Group Ltd.	85,837	239,983
Prudential PLC	84,300	727,766

	Shares	Value (Note 1)
QBE Insurance Group Ltd.	28,865	$ 258,242
Skandia Foersaekrings AB	198,300	823,413
St. Paul Travelers Companies, Inc.	89,691	3,636,073
		137,667,312
Real Estate - 0.0%
Mitsubishi Estate Co. Ltd.	19,000	239,224
Sumitomo Realty & Development Co. Ltd.	19,000	238,870
Sun Hung Kai Properties Ltd.	24,000	196,928
Westfield Holdings Ltd.	21,700	233,575
		908,597
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	928,500	66,257,760
Golden West Financial Corp., Delaware	2,500	265,875
Greenpoint Financial Corp.	47,200	1,873,840
MGIC Investment Corp.	126,600	9,603,876
New York Community Bancorp, Inc.	287,700	5,647,551
Sovereign Bancorp, Inc.	18,600	411,060
		84,059,962
TOTAL FINANCIALS		398,559,035
HEALTH CARE - 10.1%
Biotechnology - 0.1%
Actelion Ltd. (Reg.) (a)	388	44,719
Celltech Group PLC (a)	69,400	693,202
CSL Ltd.	32,373	504,585
Global Bio-Chem Technology Group Co. Ltd.	202,000	146,324
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	25,250	1,651
		1,390,481
Health Care Equipment & Supplies - 0.3%
Axis Shield PLC (a)	61,000	196,996
Baxter International, Inc.	188,900	6,518,939
Coloplast AS Series B	8,900	841,248
Corin Group PLC	32,600	184,165
Phonak Holding AG	16,741	521,900
Synthes, Inc.	3,200	365,616
		8,628,864
Health Care Providers & Services - 3.5%
Alfresa Holdings Corp.	5,700	322,263
Cardinal Health, Inc.	1,411,300	98,861,542
DCA Group Ltd.	63,115	115,138
Fountain View, Inc. (k)	1,139	19,090
Fresenius Medical Care AG	8,900	662,012
Henry Schein, Inc. (a)	27,057	1,708,379
Service Corp. International (SCI) (a)	99,729	735,003
Wellcare Group, Inc.	1,100	18,700
		102,442,127
Pharmaceuticals - 6.2%
Barr Pharmaceuticals, Inc. (a)	20,900	704,330
Chugai Pharmaceutical Co. Ltd.	22,400	356,602
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
GlaxoSmithKline PLC sponsored ADR	25,900	$ 1,073,814
Johnson & Johnson	591,700	32,957,690
Merck & Co., Inc.	404,400	19,209,000
Novartis AG sponsored ADR	27,100	1,205,950
Novo Nordisk AS Series B	19,100	985,748
Pfizer, Inc.	1,892,000	64,857,760
Recordati Spa	45,653	866,356
Roche Holding AG (participation certificate)	20,435	2,028,126
Schering-Plough Corp.	452,700	8,365,896
Shire Pharmaceuticals Group PLC (a)	152,000	1,354,827
SkyePharma PLC (a)	159,800	186,074
Takeda Chemical Industries Ltd.	8,000	356,334
Tong Ren Tang Technologies Co. Ltd. (H Shares)	65,000	138,754
Warner Chilcott PLC	82,000	1,036,876
Wyeth	1,194,200	43,182,272
Yamanouchi Pharmaceutical Co. Ltd.	17,400	593,810
		179,460,219
TOTAL HEALTH CARE		291,921,691
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	44,500	2,317,560
United Technologies Corp.	64,800	5,927,904
		8,245,464
Air Freight & Logistics - 0.0%
Yamato Transport Co. Ltd.	31,000	513,402
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	68,100	1,958,556
ChoicePoint, Inc. (a)	91,233	4,165,699
Diamond Lease Co. Ltd.	6,900	289,373
Riso Kyoiku Co. Ltd.	207	375,350
Sumisho Lease Co. Ltd.	7,800	310,435
Teraoka Seisakusho Co. Ltd.	1,000	10,694
		7,110,107
Construction & Engineering - 0.0%
United Group Ltd.	64,100	228,494
Electrical Equipment - 0.0%
Grupo Auxiliar Metalurgico SA (Gamesa)	25,586	377,889
Industrial Conglomerates - 2.7%
General Electric Co.	1,615,400	52,338,960
Hutchison Whampoa Ltd.	20,000	136,542
LG Corp.	10,030	147,692
Siemens AG (Reg.)	11,400	826,728
Tyco International Ltd.	723,100	23,963,534
		77,413,456

	Shares	Value (Note 1)
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	131,300	$ 8,969,103
Nihon Trim Co. Ltd.	2,150	185,732
Sulzer AG (Reg.)	970	276,389
		9,431,224
Road & Rail - 0.2%
ComfortDelgro Corp. Ltd.	154,000	110,263
CSX Corp.	71,300	2,336,501
East Japan Railway Co.	95	540,638
Hamakyorex Co. Ltd.	4,100	148,308
Union Pacific Corp.	24,200	1,438,690
		4,574,400
Trading Companies & Distributors - 0.0%
Hagemeyer NV (a)	169,600	359,909
Mitsui & Co. Ltd.	31,000	235,513
Sumitomo Corp.	26,000	191,483
		786,905
Transportation Infrastructure - 0.0%
China Merchants Holdings International Co. Ltd.	84,000	113,080
TOTAL INDUSTRIALS		108,794,421
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 1.0%
Alcatel SA sponsored ADR (a)	38,200	591,718
Cisco Systems, Inc. (a)	504,800	11,963,760
Comverse Technology, Inc. (a)	212,400	4,235,256
Motorola, Inc.	515,700	9,411,525
TANDBERG Television ASA (a)	194,400	1,402,881
Telefonaktiebolaget LM Ericsson (B Shares) (a)	184,800	552,922
		28,158,062
Computers & Peripherals - 1.1%
Dell, Inc. (a)	513,300	18,386,406
Diebold, Inc.	33,700	1,781,719
Fujitsu Ltd.	64,000	457,655
Hewlett-Packard Co.	440,200	9,288,220
High Tech Computer Corp.	25,000	109,473
Sun Microsystems, Inc. (a)	342,600	1,486,884
		31,510,357
Electronic Equipment & Instruments - 0.6%
AU Optronics Corp.	5,800	8,811
Flextronics International Ltd. (a)	226,100	3,606,295
Hon Hai Precision Industries Co. Ltd.	87,000	323,950
Hoya Corp.	4,900	520,348
Interflex Co. Ltd.	5,576	140,306
Jabil Circuit, Inc. (a)	109,300	2,752,174
Kingboard Chemical Holdings Ltd.	60,000	104,233
Kyocera Corp.	3,500	300,300
Nidec Corp.	3,500	363,866
Nippon Chemi-con Corp.	34,000	178,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sanmina-SCI Corp. (a)	239,000	$ 2,174,900
Solectron Corp. (a)	817,100	5,286,637
TDK Corp. sponsored ADR	2,500	191,375
Thermo Electron Corp. (a)	42,700	1,312,598
		17,263,793
Internet Software & Services - 0.0%
Easynet Group PLC (a)	278,900	578,471
Freenet.de AG (a)	3,200	275,142
Lastminute.com PLC (a)	67,700	222,328
T-Online International AG (a)	29,600	338,259
Tiscali Spa (a)	43,800	197,435
		1,611,635
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	104,100	5,511,054
First Data Corp.	235,100	10,466,652
Hitachi Information Systems Co. Ltd.	3,400	105,282
Nomura Research Institute Ltd.	3,300	356,883
		16,439,871
Office Electronics - 0.1%
Canon, Inc.	23,000	1,228,200
Konica Minolta Holdings, Inc.	21,000	294,087
Ricoh Co. Ltd.	25,000	539,337
		2,061,624
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV (NY Shares) (a)	29,100	497,901
Intel Corp.	307,900	8,498,040
KLA-Tencor Corp. (a)	14,000	691,320
Lam Research Corp. (a)	70,400	1,886,720
Linear Technology Corp.	21,100	832,817
Micronas Semiconductor Holding AG (a)	5,177	235,977
Novellus Systems, Inc. (a)	15,500	487,320
Rohm Co. Ltd.	1,300	157,877
Samsung Electronics Co. Ltd.	2,330	962,677
Sanken Electric Co. Ltd.	11,000	145,658
Shinko Electric Industries Co.Ltd.	7,800	273,444
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	283,619	2,356,874
United Microelectronics Corp. sponsored ADR (a)	487,445	2,100,888
Xilinx, Inc.	14,400	479,664
		19,607,177
Software - 3.0%
BEA Systems, Inc. (a)	257,800	2,119,116
Comptel Oyj	88,900	213,592
F-Secure Oyj (a)	197,200	358,353
Microsoft Corp.	2,743,692	78,359,844
NDS Group PLC sponsored ADR (a)	13,600	342,992
Nintendo Co. Ltd.	1,500	176,447

	Shares	Value (Note 1)
SAP AG	2,900	$ 484,996
VERITAS Software Corp. (a)	158,300	4,384,910
		86,440,250
TOTAL INFORMATION TECHNOLOGY		203,092,769
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co.	161,090	6,556,363
Okamoto Glass Co. Ltd.	3,100	46,123
Toray Industries, Inc.	55,000	262,880
		6,865,366
Construction Materials - 0.0%
Sumitomo Osaka Cement Co. Ltd.	94,000	262,229
Containers & Packaging - 0.0%
Fuji Seal, Inc.	5,800	247,016
Rengo Co. Ltd.	56,000	296,821
		543,837
Metals & Mining - 0.2%
Alcan, Inc.	99,700	4,125,827
BHP Billiton Ltd.	63,000	551,880
		4,677,707
Paper & Forest Products - 0.1%
Bowater, Inc.	27,700	1,152,043
International Paper Co.	21,600	965,520
		2,117,563
TOTAL MATERIALS		14,466,702
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.4%
BellSouth Corp.	392,400	10,288,728
BT Group PLC	237,800	870,348
China Telecom Corp. Ltd. sponsored ADR	6,300	222,327
Completel Europe NV (a)	21,013	589,431
Deutsche Telekom AG (Reg.) (a)	36,400	644,644
France Telecom SA	16,952	445,499
France Telecom SA sponsored ADR	11,500	302,220
Koninklijke KPN NV	81,400	621,464
Nippon Telegraph & Telephone Corp.	111	595,848
Ono Finance PLC rights 5/31/09 (a)(f)	1,740	17
Portugal Telecom SGPS SA sponsored ADR	16,000	173,440
Qwest Communications International, Inc. (a)	2,217,700	7,961,543
SBC Communications, Inc.	2,167,600	52,564,300
Singapore Telecommunications Ltd.	130,000	170,266
Song Networks Holding AB (a)	98,800	696,904
TDC AS	11,700	381,117
Tele2 AB (B Shares)	8,000	351,354
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Corp. of New Zealand Ltd.	60,700	$ 226,108
Verizon Communications, Inc.	598,600	21,663,334
		98,768,892
Wireless Telecommunication Services - 0.4%
Far EasTone Telecommunications Co. Ltd.	26,000	23,855
Far EasTone Telecommunications Co. Ltd. ADR (a)(f)	8,100	113,400
KDDI Corp.	106	615,067
Millicom International Cellular SA unit (a)	11,100	244,490
Nextel Communications, Inc. Class A (a)	241,400	6,435,724
Vodafone Group PLC	1,080,500	2,387,905
Vodafone Group PLC sponsored ADR	14,700	324,870
		10,145,311
TOTAL TELECOMMUNICATION SERVICES		108,914,203
UTILITIES - 0.5%
Electric Utilities - 0.4%
Entergy Corp.	37,800	2,117,178
FirstEnergy Corp.	156,000	5,835,960
PG&E Corp. (a)	159,200	4,448,048
Tokyo Electric Power Co.	10,300	237,052
		12,638,238
Gas Utilities - 0.0%
NiSource, Inc.	44,900	925,838
Multi-Utilities & Unregulated Power - 0.1%
Public Service Enterprise Group, Inc.	18,800	752,564
RWE AG	11,500	542,082
		1,294,646
TOTAL UTILITIES		14,858,722
TOTAL COMMON STOCKS (Cost $1,353,619,232)		1,519,540,396
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
ITV PLC (a)	24,735	27,902
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	32,500	1,637,188

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	7,700	$ 323,246
TOTAL CONVERTIBLE PREFERRED STOCKS		1,988,336
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	1,000	670,841
Household Durables - 0.0%
LG Electronics, Inc.	1,100	30,489
TOTAL CONSUMER DISCRETIONARY		701,330
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Fresenius AG	4,500	342,354
Health Care Providers & Services - 0.0%
Fresenius Medical Care AG	5,800	311,171
TOTAL HEALTH CARE		653,525
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Samsung Electronics Co. Ltd.	690	181,091
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,535,946
TOTAL PREFERRED STOCKS (Cost $3,328,945)		3,524,282
Corporate Bonds - 13.0%
	Principal Amount
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	$ 1,214,000	1,887,867
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Tyco International Group SA yankee 3.125% 1/15/23	4,620,000	7,471,002
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	660,000	570,900
TOTAL CONVERTIBLE BONDS		9,929,769
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - 12.7%
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 1,250,000	$ 1,360,693
Dana Corp.:
9% 8/15/11	570,000	666,900
10.125% 3/15/10	1,300,000	1,472,250
Delco Remy International, Inc. 9.375% 4/15/12 (f)	505,000	492,375
Stoneridge, Inc. 11.5% 5/1/12	45,000	52,425
Visteon Corp.:
7% 3/10/14	1,580,000	1,522,725
8.25% 8/1/10	455,000	485,713
		6,053,081
Automobiles - 0.2%
Case New Holland, Inc. 9.25% 8/1/11 (f)	430,000	453,650
General Motors Corp.:
7.2% 1/15/11	2,300,000	2,409,929
8.25% 7/15/23	2,320,000	2,429,622
8.375% 7/15/33	1,010,000	1,069,077
		6,362,278
Distributors - 0.0%
Adesa, Inc. 7.625% 6/15/12	320,000	321,600
Hotels, Restaurants & Leisure - 0.4%
Argosy Gaming Co. 7% 1/15/14 (f)	380,000	368,600
Friendly Ice Cream Corp. 8.375% 6/15/12 (f)	160,000	156,000
Gaylord Entertainment Co. 8% 11/15/13	340,000	345,100
Host Marriott LP 7.125% 11/1/13	270,000	264,600
Mandalay Resort Group 6.5% 7/31/09	1,270,000	1,295,400
MGM MIRAGE:
5.875% 2/27/14 (f)	940,000	853,050
9.75% 6/1/07	90,000	98,550
Morton's Restaurant Group, Inc. 7.5% 7/1/10	250,000	232,500
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	1,230,000	1,193,100
Six Flags, Inc.:
8.875% 2/1/10	260,000	258,700
9.625% 6/1/14 (f)	1,765,000	1,756,175
9.75% 4/15/13	155,000	155,775
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	1,540,000	1,617,000
Station Casinos, Inc. 6% 4/1/12	590,000	569,350
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,015,000	1,083,513
Vail Resorts, Inc. 6.75% 2/15/14	380,000	358,625
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	320,000	339,200

	Principal Amount	Value (Note 1)
Wheeling Island Gaming, Inc. 10.125% 12/15/09	$ 705,000	$ 747,300
		11,692,538
Household Durables - 0.1%
Standard Pacific Corp. 9.25% 4/15/12	725,000	786,625
WCI Communities, Inc. 7.875% 10/1/13	400,000	405,000
		1,191,625
Leisure Equipment & Products - 0.1%
K2, Inc. 7.375% 7/1/14 (f)	240,000	244,200
The Hockey Co. 11.25% 4/15/09	1,565,000	1,831,050
True Temper Sports, Inc. 8.375% 9/15/11	460,000	460,000
		2,535,250
Media - 0.9%
Advanstar Communications, Inc. 10.75% 8/15/10	420,000	463,050
AOL Time Warner, Inc.:
7.625% 4/15/31	1,000,000	1,082,141
7.7% 5/1/32	1,500,000	1,638,630
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(i)	930,000	950,925
8% 4/15/12 (f)	1,250,000	1,234,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	760,000	733,400
Cox Communications, Inc. 7.125% 10/1/12	1,565,000	1,715,163
CSC Holdings, Inc.:
7.625% 4/1/11	2,320,000	2,354,800
7.625% 7/15/18	700,000	654,500
Dex Media, Inc. 8% 11/15/13 (f)	1,225,000	1,160,688
EchoStar DBS Corp. 10.375% 10/1/07	660,000	704,880
Houghton Mifflin Co. 9.875% 2/1/13	755,000	756,888
Kabel Deutschland Gmbh 10.625% 7/1/14 (f)	710,000	729,525
LBI Media Holdings, Inc. 0% 10/15/13 (d)	1,030,000	731,300
Liberty Media Corp. 8.25% 2/1/30	3,000,000	3,418,062
News America Holdings, Inc. 7.75% 12/1/45	1,500,000	1,710,179
Nextmedia Operating, Inc. 10.75% 7/1/11	600,000	670,500
PRIMEDIA, Inc. 7.625% 4/1/08	2,640,000	2,613,600
Radio One, Inc. 8.875% 7/1/11	1,430,000	1,558,700
Telewest PLC 11% 10/1/07 (c)	1,825,000	1,085,875
Videotron LTEE 6.875% 1/15/14	280,000	268,800
		26,235,981
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	1,360,000	1,298,800
Boise Cascade Corp. 6.5% 11/1/10	380,000	387,600
CSK Automotive, Inc. 7% 1/15/14	180,000	171,900
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	$ 230,000	$ 239,200
Hollywood Entertainment Corp. 9.625% 3/15/11	460,000	529,000
Sonic Automotive, Inc. 8.625% 8/15/13	730,000	757,375
		3,383,875
TOTAL CONSUMER DISCRETIONARY		57,776,228
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	2,230,000	2,429,975
NeighborCare, Inc. 6.875% 11/15/13 (f)	790,000	837,400
Rite Aid Corp. 6.875% 8/15/13	490,000	453,250
Safeway, Inc. 6.5% 3/1/11	1,220,000	1,292,666
Stater Brothers Holdings, Inc.:
5.06% 6/15/10 (f)(i)	580,000	589,425
8.125% 6/15/12 (f)	470,000	474,113
		6,076,829
Food Products - 0.2%
Central Garden & Pet Co. 9.125% 2/1/13	170,000	184,450
Corn Products International, Inc. 8.25% 7/15/07	2,090,000	2,278,100
Dean Foods Co. 8.15% 8/1/07	1,730,000	1,851,100
Hines Nurseries, Inc. 10.25% 10/1/11	190,000	205,200
Pierre Foods, Inc. 9.875% 7/15/12 (f)	250,000	253,438
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	260,000	282,100
		5,054,388
Household Products - 0.0%
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	480,000	369,600
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	1,185,000	1,206,713
Philip Morris Companies, Inc. 7.75% 1/15/27	1,500,000	1,533,696
		2,740,409
TOTAL CONSUMER STAPLES		14,241,226
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc. 9.625% 12/1/07	770,000	847,000
Hanover Compressor Co.:
8.625% 12/15/10	220,000	228,250
9% 6/1/14	390,000	404,625
Key Energy Services, Inc. 8.375% 3/1/08	1,460,000	1,511,100
Kinder Morgan, Inc. 6.5% 9/1/12	1,165,000	1,234,333
Pride International, Inc. 7.375% 7/15/14 (f)	380,000	384,275

	Principal Amount	Value (Note 1)
Seabulk International, Inc. 9.5% 8/15/13	$ 730,000	$ 748,250
SESI LLC 8.875% 5/15/11	120,000	129,300
		5,487,133
Oil & Gas - 1.0%
Amerada Hess Corp.:
6.65% 8/15/11	180,000	190,477
7.125% 3/15/33	460,000	458,538
7.375% 10/1/09	405,000	441,050
Chesapeake Energy Corp. 7.5% 6/15/14 (f)	460,000	473,800
El Paso Corp. 7.875% 6/15/12	2,110,000	1,896,363
El Paso Energy Corp.:
6.95% 12/15/07	810,000	779,625
7.375% 12/15/12	524,000	455,225
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	940,000	1,008,887
EXCO Resources, Inc. 7.25% 1/15/11	250,000	253,125
Forest Oil Corp. 8% 12/15/11	1,030,000	1,096,950
General Maritime Corp. 10% 3/15/13	1,085,000	1,201,638
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	241,000	279,560
KCS Energy, Inc. 7.125% 4/1/12 (f)	390,000	390,000
Plains Exploration & Production Co. 7.125% 6/15/14 (f)	360,000	366,300
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12	1,055,000	1,134,125
Range Resources Corp.:
7.375% 7/15/13	865,000	860,675
7.375% 7/15/13 (f)	240,000	238,800
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (f)	1,680,000	1,881,600
Teekay Shipping Corp. 8.875% 7/15/11	2,320,000	2,552,000
The Coastal Corp.:
6.5% 5/15/06	475,000	467,281
6.5% 6/1/08	785,000	706,500
7.5% 8/15/06	2,480,000	2,455,200
7.625% 9/1/08	605,000	561,138
7.75% 6/15/10	1,450,000	1,308,625
9.625% 5/15/12	1,730,000	1,643,500
Vintage Petroleum, Inc. 8.25% 5/1/12	1,015,000	1,110,156
Williams Companies, Inc.:
7.125% 9/1/11	830,000	842,450
7.5% 1/15/31	635,000	574,675
7.625% 7/15/19	1,000,000	960,000
8.625% 6/1/10	1,030,000	1,129,138
		27,717,401
TOTAL ENERGY		33,204,534
FINANCIALS - 3.9%
Capital Markets - 0.6%
Amvescap PLC 5.9% 1/15/07	1,015,000	1,071,925
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	$ 1,210,000	$ 1,255,375
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	1,520,000	1,633,375
Equinox Holdings Ltd. 9% 12/15/09 (f)	110,000	108,900
Goldman Sachs Group, Inc. 6.6% 1/15/12	4,075,000	4,385,063
J.P. Morgan Chase & Co.:
4.875% 3/15/14	1,085,000	1,022,216
6.75% 2/1/11	1,500,000	1,634,858
Merrill Lynch & Co., Inc. 4.125% 1/15/09	2,500,000	2,465,913
Morgan Stanley:
4.75% 4/1/14	3,000,000	2,767,863
6.6% 4/1/12	1,750,000	1,883,987
		18,229,475
Commercial Banks - 0.4%
Bank of America Corp.:
6.25% 4/15/12	620,000	661,394
7.4% 1/15/11	1,500,000	1,699,977
Bank One NA, Chicago 3.7% 1/15/08	2,020,000	2,006,801
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	335,000	324,970
5.25% 2/10/14 (f)	1,315,000	1,260,688
Fleet Financial Group, Inc. 7.125% 4/15/06	1,190,000	1,276,312
Korea Development Bank 3.875% 3/2/09	2,000,000	1,914,758
Wachovia Corp. 4.875% 2/15/14	580,000	554,020
		9,698,920
Consumer Finance - 0.4%
Capital One Bank 4.875% 5/15/08	2,070,000	2,092,259
Ford Motor Credit Co.:
7.375% 10/28/09	140,000	149,412
7.375% 2/1/11	1,000,000	1,054,767
7.875% 6/15/10	2,500,000	2,720,158
General Motors Acceptance Corp. 6.875% 9/15/11	1,240,000	1,271,368
Household Finance Corp.:
6.375% 10/15/11	1,120,000	1,195,496
7% 5/15/12	180,000	198,834
Household International, Inc. 8.875% 2/15/08	1,225,000	1,333,975
MBNA America Bank NA 6.625% 6/15/12	1,565,000	1,677,786
MBNA Corp. 7.5% 3/15/12	535,000	606,550
		12,300,605
Diversified Financial Services - 2.1%
Ahold Finance USA, Inc. 8.25% 7/15/10	1,325,000	1,391,250
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,125,000	1,001,250

	Principal Amount	Value (Note 1)
6.977% 11/23/22	$ 95,822	$ 84,324
7.377% 5/23/19	961,885	673,320
7.379% 5/23/16	581,927	407,349
7.8% 4/1/08	460,000	418,600
8.608% 10/1/12	850,000	782,000
10.18% 1/2/13	375,000	273,750
Bellsouth Capital Funding Corp. 7.875% 2/15/30	765,000	886,366
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	885,000	849,600
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	1,130,000	723,200
8.625% 4/1/09	1,475,000	1,172,625
9.625% 11/15/09	385,000	311,850
10% 5/15/11	1,000,000	792,500
Citigroup, Inc. 7.25% 10/1/10	2,500,000	2,815,513
Continental Airlines, Inc. pass thru trust certificates:
6.795% 2/2/20	747,827	598,262
6.9% 7/2/18	1,324,188	1,032,866
7.373% 12/15/15	1,140,403	900,918
7.568% 12/1/06	425,000	314,500
7.73% 9/15/12	173,174	129,881
8.312% 10/2/12	714,250	528,545
8.388% 5/1/22	280,558	213,224
8.499% 11/1/12	334,296	254,065
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	615,000	615,000
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	170,000	103,700
7.57% 11/18/10	605,000	561,464
7.711% 9/18/11	85,000	53,550
7.779% 11/18/05	345,000	213,900
7.779% 1/2/12	847,363	457,576
7.92% 5/18/12	1,615,000	1,057,416
10.06% 1/2/16	410,000	205,000
Deutsche Telekom International Finance BV 8.75% 6/15/30	1,500,000	1,825,704
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	460,000	509,450
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	891,000	957,825
EnCana Holdings Finance Corp. 5.8% 5/1/14	525,000	534,110
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	715,000	791,863
Goldman Sachs Capital I 6.345% 2/15/34	1,705,000	1,601,119
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(i)	650,000	674,375
11% 7/15/10 (f)	520,000	577,200
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	390,000	390,297
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Hutchison Whampoa International Ltd.:
6.25% 1/24/14 (f)	$ 800,000	$ 775,578
7.45% 11/24/33 (f)	600,000	574,250
Inmarsat Finance PLC 7.625% 6/30/12 (f)	620,000	599,850
Ispat Inland ULC 9.75% 4/1/14 (f)	625,000	643,750
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	930,000	914,179
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	815,000	851,675
Nexstar Finance, Inc. 7% 1/15/14	500,000	470,000
NiSource Finance Corp. 7.875% 11/15/10	2,115,000	2,424,621
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	496,978	430,890
7.248% 7/2/14	721,710	512,414
7.626% 4/1/10	874,370	682,008
7.691% 4/1/17	71,418	54,277
7.95% 9/1/16	54,045	41,615
8.304% 9/1/10	516,037	405,089
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,770,000	2,832,325
7.875% 2/1/09 (i)	3,000,000	3,262,500
Petronas Capital Ltd. 7% 5/22/12 (f)	1,365,000	1,488,264
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(i)	2,075,000	2,007,942
Ship Finance International Ltd. 8.5% 12/15/13 (f)	3,070,000	2,962,550
Sprint Capital Corp. 6.875% 11/15/28	2,495,000	2,398,311
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	240,000	233,400
Telecom Italia Capital 5.25% 11/15/13 (f)	1,700,000	1,645,338
Tyco International Group SA yankee 6.75% 2/15/11	1,000,000	1,086,581
UGS Corp. 10% 6/1/12 (f)	770,000	816,200
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	800,000	926,000
Verizon Global Funding Corp.:
7.25% 12/1/10	2,075,000	2,319,798
7.75% 12/1/30	720,000	808,690
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)	220,000	228,800
		60,082,202
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	850,000	907,837

	Principal Amount	Value (Note 1)
Real Estate - 0.2%
EOP Operating LP:
4.75% 3/15/14	$ 1,040,000	$ 958,173
7.75% 11/15/07	1,000,000	1,109,777
8.1% 8/1/10	1,000,000	1,143,619
Regency Centers LP 6.75% 1/15/12	1,990,000	2,162,642
Senior Housing Properties Trust 8.625% 1/15/12	770,000	835,450
		6,209,661
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	1,630,000	1,520,301
Independence Community Bank Corp. 3.75% 4/1/14 (i)	550,000	523,321
Washington Mutual, Inc.:
4.375% 1/15/08	770,000	774,897
4.625% 4/1/14	2,000,000	1,824,066
		4,642,585
TOTAL FINANCIALS		112,071,285
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)	340,000	346,800
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	2,130,000	2,156,625
Concentra Operating Corp. 9.125% 6/1/12 (f)	140,000	146,300
Fountain View, Inc. 9.25% 8/19/08 (e)	3,012,954	3,012,954
Genesis HealthCare Corp. 8% 10/15/13 (f)	180,000	184,950
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	1,210,000	1,234,200
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	390,000	393,900
National Nephrology Associates, Inc. 9% 11/1/11 (f)	250,000	286,250
Psychiatric Solutions, Inc. 10.625% 6/15/13	500,000	570,000
Quintiles Transnational Corp. 10% 10/1/13	160,000	159,200
Tenet Healthcare Corp.:
6.375% 12/1/11	600,000	516,000
7.375% 2/1/13	1,150,000	1,046,500
		9,706,879
TOTAL HEALTH CARE		10,053,679
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
BE Aerospace, Inc.:
8% 3/1/08	365,000	340,363
8.875% 5/1/11	690,000	643,425
9.5% 11/1/08	1,560,000	1,513,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (f)	$ 1,230,000	$ 1,044,698
7.45% 5/1/34 (f)	420,000	345,829
Raytheon Co. 8.3% 3/1/10	2,450,000	2,873,857
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	600,000	570,000
		7,331,372
Airlines - 0.1%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	155,185	113,285
7.9% 12/15/09	155,000	77,500
8.3% 12/15/29	2,305,000	945,050
NWA Trust 10.23% 6/21/14	357,385	314,499
		1,450,334
Building Products - 0.0%
Mueller Group, Inc. 5.9188% 11/1/11 (f)(i)	770,000	789,250
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11 (f)	390,000	369,525
7.625% 1/1/06	2,620,000	2,744,450
American Color Graphics, Inc. 10% 6/15/10	220,000	196,900
		3,310,875
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	250,000	213,750
Machinery - 0.1%
Cummins, Inc. 9.5% 12/1/10 (i)	450,000	510,750
Dresser, Inc. 9.375% 4/15/11	200,000	214,000
Invensys PLC 9.875% 3/15/11 (f)	890,000	890,000
Terex Corp. 7.375% 1/15/14	830,000	813,400
		2,428,150
Marine - 0.0%
Horizon Lines LLC 9% 11/1/12 (f)	210,000	213,937
OMI Corp. 7.625% 12/1/13	330,000	323,400
		537,337
Road & Rail - 0.1%
Kansas City Southern Railway Co. 9.5% 10/1/08	180,000	193,500
TFM SA de CV yankee 11.75% 6/15/09	2,610,000	2,557,800
		2,751,300
TOTAL INDUSTRIALS		18,812,368
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
L-3 Communications Corp. 6.125% 1/15/14	640,000	614,400
Marconi Corp. PLC 8% 4/30/08 (f)	434,103	468,831

	Principal Amount	Value (Note 1)
Motorola, Inc. 6.5% 11/15/28	$ 3,875,000	$ 3,753,255
Nortel Networks Corp. 6.125% 2/15/06	770,000	771,925
		5,608,411
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	1,900,000	1,928,500
Flextronics International Ltd. 6.5% 5/15/13	230,000	223,675
Sanmina-SCI Corp. 10.375% 1/15/10	550,000	632,500
		2,784,675
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	810,000	733,050
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	1,075,000	1,101,875
7.625% 6/15/13	1,190,000	1,219,750
		2,321,625
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.125% 3/15/11 (f)	430,000	400,975
7.75% 5/15/13	170,000	160,225
9.25% 2/15/08	110,000	115,225
Semiconductor Note Partners Trust 0% 8/4/11 (f)	1,000,000	1,430,000
Viasystems, Inc. 10.5% 1/15/11 (f)	900,000	949,500
		3,055,925
TOTAL INFORMATION TECHNOLOGY		14,503,686
MATERIALS - 0.9%
Chemicals - 0.2%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	380,000	389,500
Berry Plastics Corp. 10.75% 7/15/12	560,000	618,800
Compass Minerals Group, Inc. 10% 8/15/11	1,350,000	1,498,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	1,135,000	1,259,850
Geon Co. 6.875% 12/15/05	130,000	131,950
Huntsman ICI Holdings LLC 0% 12/31/09	505,000	244,925
Lyondell Chemical Co.:
9.625% 5/1/07	230,000	239,200
9.875% 5/1/07	865,000	903,925
Nalco Co. 7.75% 11/15/11 (f)	470,000	489,975
PolyOne Corp.:
8.875% 5/1/12	430,000	419,250
10.625% 5/15/10	320,000	337,600
The Scotts Co. 6.625% 11/15/13	480,000	480,000
		7,013,475
Construction Materials - 0.0%
U.S. Concrete, Inc. 8.375% 4/1/14 (f)	460,000	458,850
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10	350,000	371,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Crown European Holdings SA 10.875% 3/1/13	$ 550,000	$ 629,750
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,500,000	2,687,500
Owens-Illinois, Inc.:
7.15% 5/15/05	510,000	524,663
7.35% 5/15/08	330,000	329,175
7.8% 5/15/18	140,000	126,350
8.1% 5/15/07	630,000	648,900
Sealed Air Corp.:
5.625% 7/15/13 (f)	245,000	242,015
6.875% 7/15/33 (f)	510,000	514,803
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	615,000	590,400
		6,664,556
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	305,000	306,525
California Steel Industries, Inc. 6.125% 3/15/14	495,000	459,113
Compass Minerals International, Inc. 0% 12/15/12 (d)	1,000,000	790,000
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	870,000	783,000
International Steel Group, Inc. 6.5% 4/15/14 (f)	1,300,000	1,215,500
Steel Dynamics, Inc. 9.5% 3/15/09	195,000	215,475
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	620,000	635,500
		4,405,113
Paper & Forest Products - 0.3%
Georgia-Pacific Corp.:
8% 1/15/24 (f)	810,000	812,025
9.5% 12/1/11	1,655,000	1,936,350
International Paper Co.:
4.25% 1/15/09	245,000	240,842
5.5% 1/15/14	615,000	602,066
Norske Skog Canada Ltd.:
7.375% 3/1/14	330,000	318,450
8.625% 6/15/11	710,000	752,600
Solo Cup Co. 8.5% 2/15/14 (f)	320,000	297,600
Stone Container Corp.:
8.375% 7/1/12	510,000	532,950
9.75% 2/1/11	1,270,000	1,397,000
Weyerhaeuser Co. 6.75% 3/15/12	1,250,000	1,353,690
		8,243,573
TOTAL MATERIALS		26,785,567
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
AT&T Broadband Corp. 8.375% 3/15/13	500,000	586,973
BellSouth Corp. 6.55% 6/15/34	1,235,000	1,231,074
British Telecommunications PLC 8.875% 12/15/30	1,500,000	1,850,531

	Principal Amount	Value (Note 1)
France Telecom SA:
8.75% 3/1/11	$ 300,000	$ 347,646
9.5% 3/1/31	2,000,000	2,510,040
NTL Cable PLC 8.75% 4/15/14 (f)	1,115,000	1,145,663
Primus Telecommunications Group, Inc. 8% 1/15/14	535,000	460,100
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)	155,000	144,150
7.5% 2/15/14 (f)	1,095,000	996,450
Qwest Corp. 9.125% 3/15/12 (f)	1,015,000	1,096,200
Qwest Services Corp. 13.5% 12/15/10 (f)	1,460,000	1,693,600
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	500,000	528,219
Telefonica Europe BV 7.75% 9/15/10	1,500,000	1,715,631
Triton PCS, Inc.:
8.75% 11/15/11	1,375,000	1,134,375
9.375% 2/1/11	400,000	342,000
		15,782,652
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09 (f)	650,000	610,499
5.5% 3/1/14 (f)	585,000	538,895
American Cellular Corp. 10% 8/1/11	390,000	339,300
American Tower Corp. 9.375% 2/1/09	1,175,000	1,257,250
AT&T Wireless Services, Inc.:
7.875% 3/1/11	400,000	454,985
8.75% 3/1/31	1,700,000	2,072,587
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	750,000	695,625
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	810,000	801,900
7.5% 12/1/13	540,000	534,600
10.75% 8/1/11	325,000	363,188
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	550,000	609,125
Millicom International Cellular SA 10% 12/1/13 (f)	820,000	828,200
Nextel Communications, Inc.:
7.375% 8/1/15	2,050,000	2,060,250
9.5% 2/1/11	315,000	352,013
Nextel Partners, Inc. 8.125% 7/1/11	690,000	700,350
Rogers Wireless, Inc.:
6.375% 3/1/14	765,000	701,888
9.625% 5/1/11	1,650,000	1,839,750
Western Wireless Corp. 9.25% 7/15/13	980,000	1,004,500
		15,764,905
TOTAL TELECOMMUNICATION SERVICES		31,547,557
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 1.6%
Electric Utilities - 0.9%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	$ 655,000	$ 641,900
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (f)	540,000	525,480
CMS Energy Corp.:
7.625% 11/15/04	1,220,000	1,236,775
7.75% 8/1/10 (f)	1,690,000	1,685,775
8.5% 4/15/11	815,000	835,375
8.9% 7/15/08	1,395,000	1,466,494
9.875% 10/15/07	1,730,000	1,866,238
DTE Energy Co. 7.05% 6/1/11	650,000	704,577
Duke Capital Corp.:
4.37% 3/1/09	3,175,000	3,084,976
6.75% 2/15/32	100,000	95,939
Exelon Corp. 6.75% 5/1/11	1,500,000	1,631,286
FirstEnergy Corp. 6.45% 11/15/11	950,000	984,921
Illinois Power Co.:
7.5% 6/15/09	1,915,000	2,092,138
11.5% 12/15/10	1,060,000	1,253,450
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	1,500,000	1,523,112
Nevada Power Co. 10.875% 10/15/09	305,000	345,413
Pacific Gas & Electric Co.:
4.2% 3/1/11	230,000	219,006
4.8% 3/1/14	305,000	289,000
Progress Energy, Inc.:
6.85% 4/15/12	1,805,000	1,950,521
7.1% 3/1/11	940,000	1,030,043
Sierra Pacific Power Co. 6.25% 4/15/12 (f)	240,000	225,000
Southern California Edison Co.:
5% 1/15/14	70,000	68,103
7.625% 1/15/10	1,472,000	1,661,005
TECO Energy, Inc. 6.125% 5/1/07	600,000	600,000
		26,016,527
Gas Utilities - 0.2%
ANR Pipeline, Inc. 8.875% 3/15/10	450,000	489,375
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)	620,000	669,600
Northwest Pipeline Corp. 8.125% 3/1/10	420,000	455,700
Sonat, Inc.:
6.75% 10/1/07	285,000	270,394
7.625% 7/15/11	155,000	137,563
Southern Natural Gas Co. 8.875% 3/15/10	530,000	576,375
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	650,000	653,250
6.25% 1/15/08	1,335,000	1,355,025
		4,607,282

	Principal Amount	Value (Note 1)
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.75% 6/15/08	$ 53,000	$ 55,120
8.75% 5/15/13 (f)	2,145,000	2,295,150
8.875% 2/15/11	308,000	319,935
9.375% 9/15/10	1,024,000	1,093,120
9.5% 6/1/09	2,092,000	2,235,825
Calpine Corp. 6.89% 7/15/07 (f)(i)	1,320,025	1,178,122
Calpine Generating Co. LLC 7% 4/1/10 (f)(i)	380,000	366,700
Constellation Energy Group, Inc. 7% 4/1/12	2,250,000	2,450,176
Dominion Resources, Inc.:
6.25% 6/30/12	1,000,000	1,048,121
8.125% 6/15/10	2,515,000	2,902,315
NRG Energy, Inc. 8% 12/15/13 (f)	1,080,000	1,088,100
Reliant Energy, Inc. 9.25% 7/15/10	595,000	636,650
Western Resources, Inc. 7.125% 8/1/09	315,000	337,444
		16,006,778
TOTAL UTILITIES		46,630,587
TOTAL NONCONVERTIBLE BONDS		365,626,717
TOTAL CORPORATE BONDS (Cost $361,281,566)		375,556,486
U.S. Government and Government Agency Obligations - 6.4%

U.S. Government Agency Obligations - 1.6%
Fannie Mae:
3.25% 2/15/09	2,545,000	2,451,988
5.25% 8/1/12	960,000	959,400
5.5% 3/15/11	2,780,000	2,907,719
6.25% 2/1/11	3,220,000	3,457,124
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	2,000,000	2,122,628
Freddie Mac:
3.625% 9/15/08	2,661,000	2,623,182
4% 6/12/13	11,318,000	10,330,923
4.5% 1/15/14	10,000,000	9,503,650
5.875% 3/21/11	7,760,000	8,156,559
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,825,000	2,974,488
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		45,487,661
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 4.8%
U.S. Treasury Bills, yield at date of purchase 1.03% to 1.25% 8/19/04 to 9/9/04 (h)	$ 4,900,000	$ 4,888,383
U.S. Treasury Bonds:
5.375% 2/15/31	1,300,000	1,311,122
6.25% 5/15/30	9,610,000	10,759,817
8% 11/15/21	5,500,000	7,208,867
U.S. Treasury Notes:
1.625% 2/28/06	18,335,000	18,066,429
3.125% 5/15/07	22,390,000	22,390,000
6.5% 2/15/10	50,505,000	56,908,882
7% 7/15/06	17,000,000	18,419,109
TOTAL U.S. TREASURY OBLIGATIONS		139,952,609
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $187,272,847)		185,440,270
U.S. Government Agency - Mortgage Securities - 8.3%

Fannie Mae - 7.7%
4.5% 7/1/19 (g)	20,000,000	19,531,250
4.5% 7/1/19 (g)	2,150,000	2,099,609
4.5% 8/1/33 to 10/1/33	19,315,878	18,091,031
5% 2/1/18	17,062,096	17,134,139
5% 7/1/34 (g)	15,000,000	14,479,688
5.5% 10/1/18 to 12/1/33	25,140,084	25,302,029
5.5% 7/1/34 (g)	52,357,646	52,079,496
6% 6/1/13 to 1/1/34	28,965,943	30,065,535
6.5% 1/1/13 to 9/1/32	25,595,935	26,793,793
6.5% 7/1/19 (g)	2,316,968	2,444,401
7% 8/1/13 to 2/1/32	8,668,080	9,193,845
7.5% 7/1/16 to 11/1/31	3,447,527	3,700,461
8% 1/1/30 to 6/1/30	415,999	452,317
TOTAL FANNIE MAE		221,367,594
Freddie Mac - 0.0%
7.5% 5/1/17 to 11/1/31	1,211,632	1,306,945
8% 7/1/17 to 5/1/27	86,222	94,301
TOTAL FREDDIE MAC		1,401,246
Government National Mortgage Association - 0.6%
6% 12/15/08 to 6/15/09	606,571	636,916
6.5% 6/15/08 to 8/15/27	7,321,059	7,722,394
7% 7/15/28 to 7/15/32	4,827,873	5,134,095
7% 7/1/34 (g)	9,342	9,908
7.5% 9/15/22 to 8/15/28	2,394,209	2,588,009

	Principal Amount	Value (Note 1)
8% 5/15/25 to 1/15/31	$ 666,770	$ 731,010
8.5% 12/15/16 to 12/15/30	419,509	460,299
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		17,282,631
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $236,685,343)		240,051,471
Asset-Backed Securities - 0.7%

ACE Securities Corp. Series 2004-HE1:
Class M1, 1.8% 2/25/34 (i)	250,000	250,021
Class M2, 2.4% 2/25/34 (i)	300,000	300,059
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.73% 4/25/34 (i)	145,000	144,994
Class M2, 1.78% 4/25/34 (i)	125,000	124,994
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.4% 1/25/32 (i)	305,000	305,620
Argent Securities, Inc. Series 2004-W5 Class M1, 1.9% 4/25/34 (i)	475,000	475,584
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE3:
Class M1, 1.6713% 6/25/34 (i)	175,000	175,042
Class M2, 2.2513% 6/25/34 (i)	400,000	397,808
Capital One Master Trust Series 2001-7A Class A, 3.85% 8/15/07	810,000	815,199
Capital One Multi-Asset Execution Trust Series 2003-B4 Class B4, 2.0388% 7/15/11 (i)	780,000	794,775
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 2.5% 7/26/34 (i)	265,000	264,338
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (i)	1,080,000	1,083,807
Series 2002-C1 Class C1, 2.17% 2/9/09 (i)	1,750,000	1,775,699
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.8% 5/25/34 (i)	625,000	624,972
Series 2004-3 Class M1, 1.8% 6/25/34 (i)	175,000	175,179
Series 2004-4:
Class A, 1.67% 8/25/34 (i)	611,469	610,405
Class M1, 1.78% 7/25/34 (i)	450,000	448,875
Class M2, 1.83% 6/25/34 (i)	525,000	523,359
Discover Card Master Trust I Series 2003-4 Class B1, 1.5688% 5/16/11 (i)	1,015,000	1,018,544
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.85% 3/25/34 (i)	50,000	49,998
Class M4, 2.2% 3/25/34 (i)	25,000	24,999
Class M6, 2.55% 3/25/34 (i)	50,000	49,797
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	$ 1,055,000	$ 1,056,800
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.85% 1/25/34 (i)	550,000	549,976
Class M2, 2.45% 1/25/34 (i)	625,000	624,972
GSAMP Trust Series 2004-FM2:
Class M1, 1.8% 1/25/34 (i)	500,000	499,978
Class M2, 2.4% 1/25/34 (i)	200,000	199,991
Class M3, 2.6% 1/25/34 (i)	200,000	199,991
Home Equity Asset Trust Series 2002-4 Class M2, 3.35% 3/25/33 (i)	225,000	228,525
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	5,000,000	5,241,307
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 1.83% 6/25/34 (i)	500,000	500,031
Class M2, 2.38% 6/25/34 (i)	325,000	324,996
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.8% 7/25/34 (i)	250,000	249,989
Class M2, 1.85% 7/25/34 (i)	50,000	49,998
Class M3, 2.25% 7/25/34 (i)	100,000	99,995
Class M4, 2.4% 7/25/34 (i)	75,000	74,997
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.2% 5/25/33 (i)	175,000	178,341
Series 2003-NC5 Class M2, 3.3% 4/25/33 (i)	325,000	332,030
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.35% 11/25/32 (i)	305,000	308,701
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.66% 2/25/34 (i)	237,065	237,054
TOTAL ASSET-BACKED SECURITIES (Cost $21,118,779)		21,391,740
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 1.67% 3/25/34 (i)	605,410	606,689
Series 2004-AR5 Class 11A2, 1.67% 6/25/34 (i)	732,105	729,909
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	237,405	242,515
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 11/25/16	325,000	336,883
TOTAL PRIVATE SPONSOR		1,915,996

	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.3%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 3,300,000	$ 3,473,762
Series 1999-57 Class PH, 6.5% 12/25/29	2,600,000	2,697,326
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,540,195	1,608,120
TOTAL U.S. GOVERNMENT AGENCY		7,779,208
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,886,798)		9,695,204
Commercial Mortgage Securities - 1.5%

Bayview Commercial Asset Trust floater Series 2004-1:
Class A, 1.66% 4/25/34 (f)(i)	883,552	882,999
Class B, 3.2% 4/25/34 (f)(i)	98,172	98,111
Class M1, 1.86% 4/25/34 (f)(i)	98,172	98,111
Class M2, 2.5% 4/25/34 (f)(i)	98,172	98,111
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.8831% 8/1/24 (f)(i)	404,319	347,714
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	2,008,020	2,126,793
Class B, 7.48% 2/1/08	2,320,000	2,538,899
COMM:
floater:
Series 2002-FL7 Class D, 1.8088% 11/15/14 (f)(i)	295,000	294,918
Series 2003-FL9 Class B, 1.7388% 11/15/15 (f)(i)	575,000	575,531
Series 2004-LBN2 Class X2, 1.1206% 3/10/39 (f)(i)(j)	2,035,000	96,120
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,500,000	1,675,495
Series 2004-C1 Class A3, 4.321% 1/15/37	615,000	591,613
Series 1998-C1 Class D, 7.17% 5/17/40	580,000	623,553
Series 2004-C1 Class ASP, 1.2151% 1/15/37 (f)(i)(j)	9,980,000	443,249
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	4,350,000	4,683,896
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	3,500,000	3,735,392
Class C1, 7.52% 5/15/06 (f)	2,300,000	2,457,891
Class D1, 7.77% 5/15/06 (f)	2,200,000	2,341,628
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(f)(i)	$ 427,595	$ 0
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (f)(i)	1,300,000	889,070
GS Mortgage Securities Corp. II:
sequential pay Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	465,000	500,675
Series 1998-GLII Class E, 6.9702% 4/13/31 (i)	1,205,000	1,259,347
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	1,050,000	970,095
Class C, 4.13% 11/20/37 (f)	1,050,000	925,785
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)	1,520,262	1,527,864
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	630,000	610,095
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	4,200,000	4,481,678
Series 1:
Class D2, 6.992% 11/15/07 (f)	4,120,000	4,447,068
Class E2, 7.224% 11/15/07 (f)	2,450,000	2,631,077
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	1,015,000	1,011,575
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $41,533,516)		42,964,353
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic:
6.875% 4/28/09	1,630,000	1,790,392
7.125% 1/11/12	650,000	723,938
South African Republic 6.5% 6/2/14	610,000	610,000
State of Israel 4.625% 6/15/13	230,000	213,038
United Mexican States 7.5% 4/8/33	2,350,000	2,285,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,329,449)		5,622,743
Floating Rate Loans - 0.1%
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (i)	$ 1,800,000	$ 1,872,000
TOTAL FLOATING RATE LOANS (Cost $1,808,526)		1,872,000
Fixed-Income Funds - 0.9%
	Shares
Fidelity Ultra-Short Central Fund (Cost $25,999,998)	261,254	$ 26,015,673
Money Market Funds - 18.0%

Fidelity Cash Central Fund, 1.16% (b)	393,590,575	393,590,575
Fidelity Money Market Central Fund, 1.28% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	2,724,211	2,724,211
TOTAL MONEY MARKET FUNDS (Cost $520,174,948)		520,174,948
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.3%, dated 6/30/04 due 7/1/04) (Cost $3,899,000)	$ 3,899,141	3,899,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,770,938,947)		2,955,748,566
NET OTHER ASSETS - (2.2)%		(65,005,178)
NET ASSETS - 100%		$ 2,890,743,388
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
270 S&P 500 Index Contracts	Sept. 2004	$ 76,977,000	$ 508,005

The face value of futures purchased as a percentage of net assets - 2.7%
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	800,000	(5,066)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	300,000	(1,900)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	600,000	(1,738)
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	1,000,000	1,788

TOTAL CREDIT DEFAULT SWAP		2,700,000	(6,916)

	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.865% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	August 2007	$ 3,110,000	$ (66,148)
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	8,085,000	(55,955)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	6,850,000	(37,701)

TOTAL INTEREST RATE SWAP		18,045,000	(159,804)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	2,500,000	7,953
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	2,500,000	28,113
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America

	July 2004	$ 2,500,000	$ 28,055
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	2,500,000	(1,229)

TOTAL RETURN SWAP		10,000,000	62,892
		$ 30,745,000	$ (103,828)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $99,854,138 or 3.5% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,688,706.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,105 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 341,094
Fountain View, Inc.	8/19/03 - 1/22/04	$ 11
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	15.0%
AAA,AA,A	3.6%
BBB	5.3%
BB	1.9%
B	3.6%
CCC,CC,C	1.3%
Not Rated	0.2%
Equities	55.4%
Short-Term Investments and Net Other Assets	13.7%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable. This information is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

The fund invested in loans and loan participations trade claims or other receivables. At period end the value of these investments amounted to $1,872,000 or 0.1% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $1,038,270,741 and $1,064,199,992, respectively, of which long-term U.S. government and government agency obligations aggregated $406,890,689 and $403,879,642, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,946 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $242,725,000 of which $168,073,000, $33,903,000 and $40,749,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,577,614 and repurchase agreements of $3,899,000)(cost $2,770,938,947) - See accompanying schedule		$ 2,955,748,566
Cash		199
Foreign currency held at value (cost $966,771)		957,972
Receivable for investments sold		25,491,068
Receivable for swap agreements		1,966
Receivable for fund shares sold		369,260
Dividends receivable		1,518,933
Interest receivable		11,986,225
Receivable for daily variation on futures contracts		310,500
Prepaid expenses		7,179
Other affiliated receivables		17,889
Other receivables		39,403
Total assets		2,996,449,160
Liabilities
Payable for investments purchased Regular delivery	$ 10,343,703
Delayed delivery	89,810,358
Payable for fund shares redeemed	1,016,187
Swap agreements, at value	103,828
Accrued management fee	1,261,336
Distribution fees payable	8,268
Other affiliated payables	335,541
Other payables and accrued expenses	102,340
Collateral on securities loaned, at value	2,724,211
Total liabilities		105,705,772
Net Assets		$ 2,890,743,388
Net Assets consist of:
Paid in capital		$ 2,886,484,051
Undistributed net investment income		36,218,749
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(217,160,158)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		185,200,746
Net Assets		$ 2,890,743,388
Initial Class: Net Asset Value, offering price and redemption price per share ($2,831,541,989 ÷ 198,578,327 shares)		$ 14.26
Service Class: Net Asset Value, offering price and redemption price per share ($32,671,145 ÷ 2,305,466 shares)		$ 14.17
Service Class 2: Net Asset Value, offering price and redemption price per share ($26,530,254 ÷ 1,883,603 shares)		$ 14.08

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 12,103,679
Interest		31,673,595
Security lending		22,273
Total income		43,799,547

Expenses
Management fee	$ 7,894,045
Transfer agent fees	995,628
Distribution fees	47,520
Accounting and security lending fees	605,377
Non-interested trustees' compensation	7,266
Appreciation in deferred trustee compensation account	6,996
Custodian fees and expenses	120,651
Audit	32,848
Legal	2,390
Miscellaneous	74,188
Total expenses before reductions	9,786,909
Expense reductions	(124,434)	9,662,475
Net investment income (loss)		34,137,072
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	36,636,529
Foreign currency transactions	(156,594)
Futures contracts	4,309,814
Swap agreements	142,441
Total net realized gain (loss)		40,932,190
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,476,881)
Assets and liabilities in foreign currencies	(10,269)
Futures contracts	(2,273,661)
Swap agreements	(349,960)
Delayed delivery commitments	(1,380)
Total change in net unrealized appreciation (depreciation)		(36,112,151)
Net gain (loss)		4,820,039
Net increase (decrease) in net assets resulting from operations		$ 38,957,111

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,137,072	$ 78,176,621
Net realized gain (loss)	40,932,190	(40,714,310)
Change in net unrealized appreciation (depreciation)	(36,112,151)	441,444,012
Net increase (decrease) in net assets resulting from operations	38,957,111	478,906,323
Distributions to shareholders from net investment income	(81,683,788)	(104,597,799)
Share transactions - net increase (decrease)	(132,909,862)	(134,932,020)
Total increase (decrease) in net assets	(175,636,539)	239,376,504

Net Assets
Beginning of period	3,066,379,927	2,827,003,423
End of period (including undistributed net investment income of $36,218,749 and undistributed net investment income of $85,502,782, respectively)	$ 2,890,743,388	$ 3,066,379,927
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	6,501,687	555,387	414,883
Reinvested	5,552,577	60,513	40,552
Redeemed	(21,821,095)	(543,602)	(145,041)
Net increase (decrease)	(9,766,831)	72,298	310,394
Dollars Sold	$ 93,317,565	$ 7,965,544	$ 5,838,716
Reinvested	80,234,728	869,573	579,487
Redeemed	(312,011,062)	(7,660,141)	(2,044,272)
Net increase (decrease)	$ (138,458,769)	$ 1,174,976	$ 4,373,931

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	11,779,012	428,403	476,542
Reinvested	8,641,306	77,907	49,303
Redeemed	(30,580,450)	(301,785)	(252,268)
Net increase (decrease)	(10,160,132)	204,525	273,577
Dollars Sold	$ 156,744,839	$ 5,650,188	$ 6,262,526
Reinvested	103,090,780	924,752	582,265
Redeemed	(400,951,959)	(3,964,032)	(3,271,379)
Net increase (decrease)	$ (141,116,340)	$ 2,610,908	$ 3,573,412

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 80,234,728	$ 869,573	$ 579,487

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 103,090,780	$ 924,754	$ 582,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 12.75	$ 14.51	$ 16.01	$ 18.67	$ 18.16
Income from Investment Operations
Net investment income (loss) E	.16	.36	.46	.51	.62	.59
Net realized and unrealized gain (loss)	.03	1.83	(1.69)	(1.13)	(1.30)	1.28
Total from investment operations	.19	2.19	(1.23)	(.62)	(.68)	1.87
Distributions from net investment income	(.39)	(.48)	(.53)	(.64)	(.60)	(.60)
Distributions from net realized gain	-	-	-	(.24)	(1.38)	(.76)
Total distributions	(.39)	(.48)	(.53)	(.88)	(1.98)	(1.36)
Net asset value, end of period	$ 14.26	$ 14.46	$ 12.75	$ 14.51	$ 16.01	$ 18.67
Total ReturnB,C,D	1.28%	17.97%	(8.73)%	(4.15)%	(3.87)%	11.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	.65%A	.63%	.63%	.64%	.61%	.63%
Expenses net of voluntary waivers, if any	.65%A	.63%	.63%	.64%	.61%	.63%
Expenses net of all reductions	.64%A	.62%	.61%	.63%	.61%	.62%
Net investment income (loss)	2.28%A	2.71%	3.49%	3.53%	3.73%	3.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,831,542	$ 3,011,837	$ 2,784,945	$ 3,547,730	$ 4,128,169	$ 4,936,926
Portfolio turnover rate	83%A	82%	140%	108%	76%	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 12.66	$ 14.41	$ 15.91	$ 18.59	$ 18.10
Income from Investment Operations
Net investment income (loss)E	.15	.34	.44	.49	.60	.56
Net realized and unrealized gain (loss)	.03	1.83	(1.68)	(1.12)	(1.31)	1.29
Total from investment operations	.18	2.17	(1.24)	(.63)	(.71)	1.85
Distributions from net investment income	(.38)	(.46)	(.51)	(.63)	(.59)	(.60)
Distributions from net realized gain	-	-	-	(.24)	(1.38)	(.76)
Total distributions	(.38)	(.46)	(.51)	(.87)	(1.97)	(1.36)
Net asset value, end of period	$ 14.17	$ 14.37	$ 12.66	$ 14.41	$ 15.91	$ 18.59
Total ReturnB,C,D	1.22%	17.91%	(8.85)%	(4.24)%	(4.06)%	11.01%
Ratios to Average Net AssetsF
Expenses before expense reductions	.76%A	.74%	.74%	.74%	.72%	.74%
Expenses net of voluntary waivers, if any	.76%A	.74%	.74%	.74%	.72%	.74%
Expenses net of all reductions	.75%A	.73%	.72%	.73%	.71%	.73%
Net investment income (loss)	2.16%A	2.59%	3.38%	3.43%	3.62%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,671	$ 32,087	$ 25,692	$ 31,324	$ 30,583	$ 23,677
Portfolio turnover rate	83%A	82%	140%	108%	76%	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 12.59	$ 14.36	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income (loss)E	.14	.32	.41	.46	.53
Net realized and unrealized gain (loss)	.03	1.81	(1.67)	(1.11)	(.84)
Total from investment operations	.17	2.13	(1.26)	(.65)	(.31)
Distributions from net investment income	(.36)	(.45)	(.51)	(.64)	(.59)
Distributions from net realized gain	-	-	-	(.24)	(1.38)
Total distributions	(.36)	(.45)	(.51)	(.88)	(1.97)
Net asset value, end of period	$ 14.08	$ 14.27	$ 12.59	$ 14.36	$ 15.89
Total ReturnB,C,D	1.15%	17.66%	(9.03)%	(4.38)%	(1.97)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.92%A	.91%	.90%	.90%	.88%A
Expenses net of voluntary waivers, if any	.92%A	.91%	.90%	.90%	.88%A
Expenses net of all reductions	.91%A	.89%	.88%	.89%	.88%A
Net investment income (loss)	2.00%A	2.43%	3.22%	3.27%	3.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,530	$ 22,456	$ 16,367	$ 11,993	$ 4,785
Portfolio turnover rate	83%A	82%	140%	108%	76%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Asset Manager Portfolio (the fund) is a fund of Variable Insurance Products Fund II, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Asset Manager Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 246,631,199	|
Unrealized depreciation	(69,804,501)
Net unrealized appreciation (depreciation)	$ 176,826,698
Cost for federal income tax purposes	$ 2,778,921,868

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Asset Manager Portfolio

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .53% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 17,325	|
Service Class 2	30,195
	$ 47,520

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 971,279	|
Service Class	13,567
Service Class 2	10,782
	$ 995,628

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,234,083 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $120,961 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,473.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the fund and one otherwise unaffiliated shareholders were the owners of record of 19% of the total outstanding shares of the fund.

Asset Manager Portfolio

Semiannual Report

Asset Manager Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0804
1.705701.106

Fidelity® Variable Insurance Products:

Asset Manager: Growth® Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	19	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	23	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 800-221-5207, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Cardinal Health, Inc.	4.8
American International Group, Inc.	4.1
Microsoft Corp.	3.8
Fannie Mae	3.2
Pfizer, Inc.	3.1
19.0
Top Five Market Sectors as of June 30, 2004
(stocks only)	% of fund's net assets
Financials	19.0
Health Care	14.3
Information Technology	9.6
Consumer Discretionary	7.7
Consumer Staples	6.0
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks and Equity Futures	75.9%
Bonds	16.0%
Short-Term Investments and Net Other Assets	8.1%

* Foreign investments 9.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	5	$ 0
Automobiles - 0.2%
Fiat Spa (a)	28,000	235,490
Toyota Motor Corp.	8,800	359,128
		594,618
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	33,800	878,800
Rank Group PLC	20,400	111,347
		990,147
Household Durables - 0.2%
LG Electronics, Inc.	9,230	438,115
Techtronic Industries Co. Ltd.	194,000	309,662
		747,777
Media - 3.6%
Clear Channel Communications, Inc.	246,700	9,115,565
McGraw-Hill Companies, Inc.	1,500	114,855
News Corp. Ltd. sponsored ADR	38,200	1,256,016
NRJ Group	12,100	265,629
SKY Perfect Communications, Inc.	9	10,545
Taylor Nelson Sofres PLC	29,500	112,175
Time Warner, Inc. (a)	41,600	731,328
Tv Asahi Corp.	210	402,271
		12,008,384
Multiline Retail - 0.1%
Barneys, Inc. warrants 4/1/08 (a)	170	5,950
Kohl's Corp. (a)	4,700	198,716
		204,666
Specialty Retail - 3.0%
Home Depot, Inc.	272,200	9,581,440
Office Depot, Inc. (a)	5,400	96,714
Staples, Inc.	13,800	404,478
		10,082,632
Textiles Apparel & Luxury Goods - 0.3%
Adidas-Salomon AG	3,655	437,428
The Swatch Group AG (Reg.)	19,206	513,431
		950,859
TOTAL CONSUMER DISCRETIONARY		25,579,083
CONSUMER STAPLES - 6.0%
Beverages - 1.0%
PepsiCo, Inc.	21,900	1,179,972
Pernod-Ricard	3,900	499,902
The Coca-Cola Co.	31,800	1,605,264
		3,285,138
Food & Staples Retailing - 3.0%
CVS Corp.	117,300	4,928,946

	Shares	Value (Note 1)
Safeway, Inc. (a)	90,200	$ 2,285,668
Wal-Mart Stores, Inc.	52,800	2,785,728
		10,000,342
Food Products - 0.1%
Barry Callebaut AG	1,060	249,856
People's Food Holdings Ltd.	201,000	132,214
		382,070
Household Products - 0.2%
Kimberly-Clark Corp.	3,400	223,992
Procter & Gamble Co.	9,200	500,848
		724,840
Personal Products - 0.8%
Alberto-Culver Co.	50,600	2,537,084
Estee Lauder Companies, Inc. Class A	3,600	175,608
		2,712,692
Tobacco - 0.9%
Altria Group, Inc.	60,000	3,003,000
TOTAL CONSUMER STAPLES		20,108,082
ENERGY - 4.0%
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc.	67,100	1,598,993
ENSCO International, Inc.	49,500	1,440,450
GlobalSantaFe Corp.	69,300	1,836,450
Nabors Industries Ltd. (a)	9,500	429,590
Transocean, Inc. (a)	61,100	1,768,234
		7,073,717
Oil & Gas - 1.9%
Canadian Natural Resources Ltd.	16,100	483,398
ChevronTexaco Corp.	22,800	2,145,708
ConocoPhillips	18,523	1,413,120
EnCana Corp.	14,300	617,712
Exxon Mobil Corp.	16,700	741,647
Royal Dutch Petroleum Co. (Hague Registry)	5,500	284,185
Total SA Series B	2,370	455,419
		6,141,189
TOTAL ENERGY		13,214,906
FINANCIALS - 19.0%
Capital Markets - 2.8%
Bear Stearns Companies, Inc.	1,800	151,758
Collins Stewart Tullett PLC	41,600	319,399
Greenhill & Co., Inc.	100	2,091
JAFCO Co. Ltd.	3,000	232,380
Julius Baer Holding AG (Bearer)	1,270	353,230
Lehman Brothers Holdings, Inc.	2,000	150,500
Man Group PLC	13,300	345,548
Merrill Lynch & Co., Inc.	39,800	2,148,404
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	95,500	$ 5,039,535
UBS AG (Reg.)	8,509	604,650
		9,347,495
Commercial Banks - 3.3%
Banco Popular Espanol SA (Reg.)	5,800	328,360
Bank of America Corp.	67,965	5,751,179
Bank One Corp.	51,500	2,626,500
Societe Generale Series A	4,000	340,756
SouthTrust Corp.	5,900	228,979
Sumitomo Mitsui Financial Group, Inc.	49	340,824
Synovus Financial Corp.	22,800	577,296
UFJ Holdings, Inc. (a)	126	564,741
Wachovia Corp.	6,000	267,000
		11,025,635
Consumer Finance - 0.1%
MBNA Corp.	21,500	554,485
Diversified Financial Services - 2.4%
Citigroup, Inc.	171,000	7,951,500
Insurance - 6.3%
AFLAC, Inc.	4,800	195,888
AMBAC Financial Group, Inc.	15,400	1,130,976
American International Group, Inc.	192,700	13,735,656
Hartford Financial Services Group, Inc.	36,500	2,509,010
MBIA, Inc.	14,500	828,240
MetLife, Inc.	47,500	1,702,875
PartnerRe Ltd.	5,500	312,015
St. Paul Travelers Companies, Inc.	15,628	633,559
		21,048,219
Thrifts & Mortgage Finance - 4.1%
Fannie Mae	151,200	10,789,632
Golden West Financial Corp., Delaware	400	42,540
Greenpoint Financial Corp.	7,400	293,780
MGIC Investment Corp.	19,700	1,494,442
New York Community Bancorp, Inc.	45,233	887,924
Sovereign Bancorp, Inc.	3,000	66,300
		13,574,618
TOTAL FINANCIALS		63,501,952
HEALTH CARE - 14.3%
Biotechnology - 0.2%
Actelion Ltd. (Reg.) (a)	603	69,499
Angiotech Pharmaceuticals, Inc. (a)	5,400	110,194
CSL Ltd.	21,942	342,001
QIAGEN NV (a)	15,600	188,916
		710,610

	Shares	Value (Note 1)
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	29,800	$ 1,028,398
Smith & Nephew PLC	37,000	408,998
		1,437,396
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	229,850	16,100,978
Fountain View, Inc. (l)	225	3,771
Henry Schein, Inc. (a)	4,200	265,188
Service Corp. International (SCI) (a)	15,898	117,168
Wellcare Group, Inc.	200	3,400
		16,490,505
Pharmaceuticals - 8.7%
Altana AG	4,300	259,225
Barr Pharmaceuticals, Inc. (a)	3,300	111,210
Johnson & Johnson	96,300	5,363,910
Merck & Co., Inc.	63,700	3,025,750
Novartis AG (Reg.)	11,663	519,004
Novo Nordisk AS Series B	5,400	278,693
Pfizer, Inc.	298,600	10,236,008
Recordati Spa	5,813	110,313
Roche Holding AG (participation certificate)	7,740	768,177
Schering-Plough Corp.	71,353	1,318,603
Shire Pharmaceuticals Group PLC (a)	29,500	262,943
Wyeth	188,400	6,812,544
		29,066,380
TOTAL HEALTH CARE		47,704,891
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	7,200	374,976
United Technologies Corp.	10,200	933,096
		1,308,072
Commercial Services & Supplies - 0.5%
Adecco SA	10,038	501,338
Aramark Corp. Class B	9,900	284,724
Capita Group PLC	22,600	130,962
ChoicePoint, Inc. (a)	14,300	652,938
		1,569,962
Electrical Equipment - 0.1%
ABB Ltd. (Switzerland) (Reg.) (a)	39,448	216,279
Furukawa Electric Co. Ltd.	34,000	147,332
		363,611
Industrial Conglomerates - 3.6%
General Electric Co.	254,380	8,241,912
Tyco International Ltd.	112,900	3,741,506
		11,983,418
Machinery - 0.4%
Ingersoll-Rand Co. Ltd. Class A	20,600	1,407,186
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.2%
CSX Corp.	11,200	$ 367,024
Union Pacific Corp.	3,800	225,910
		592,934
TOTAL INDUSTRIALS		17,225,183
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	79,386	1,881,448
Comverse Technology, Inc. (a)	33,100	660,014
Motorola, Inc.	81,320	1,484,090
		4,025,552
Computers & Peripherals - 1.5%
Dell, Inc. (a)	81,000	2,901,420
Diebold, Inc.	5,300	280,211
Hewlett-Packard Co.	69,100	1,458,010
Sun Microsystems, Inc. (a)	54,100	234,794
		4,874,435
Electronic Equipment & Instruments - 0.7%
Flextronics International Ltd. (a)	34,300	547,085
Jabil Circuit, Inc. (a)	16,600	417,988
Sanmina-SCI Corp. (a)	36,400	331,240
Solectron Corp. (a)	126,900	821,043
Thermo Electron Corp. (a)	6,900	212,106
Yageo Corp. (a)	308,000	158,725
		2,488,187
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	16,400	868,216
First Data Corp.	36,700	1,633,884
		2,502,100
Semiconductors & Semiconductor Equipment - 1.2%
ASM International NV (Netherlands) (a)	16,100	333,412
ASML Holding NV (NY Shares) (a)	19,600	335,356
Intel Corp.	48,500	1,338,600
KLA-Tencor Corp. (a)	2,200	108,636
Lam Research Corp. (a)	11,000	294,800
Linear Technology Corp.	3,100	122,357
Novellus Systems, Inc. (a)	2,300	72,312
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	43,905	364,851
Tokyo Electron Ltd.	5,100	290,237
United Microelectronics Corp. (a)	661,000	492,255
United Microelectronics Corp. sponsored ADR (a)	76,809	331,047
Xilinx, Inc.	2,100	69,951
		4,153,814
Software - 4.2%
BEA Systems, Inc. (a)	40,500	332,910

	Shares	Value (Note 1)
Dassault Systemes SA	8,500	$ 395,071
Microsoft Corp.	436,075	12,454,302
Temenos Group AG (a)	9,346	85,650
VERITAS Software Corp. (a)	24,700	684,190
		13,952,123
TOTAL INFORMATION TECHNOLOGY		31,996,211
MATERIALS - 1.0%
Chemicals - 0.4%
Dow Chemical Co.	25,400	1,033,780
Nitto Denko Corp.	5,800	300,950
		1,334,730
Construction Materials - 0.1%
HeidelbergCement AG	5,163	257,854
Metals & Mining - 0.2%
Alcan, Inc.	16,500	682,810
Paper & Forest Products - 0.3%
Aracruz Celulose SA sponsored ADR	18,500	604,210
Bowater, Inc.	4,100	170,519
International Paper Co.	3,200	143,040
Votorantim Celulose e Papel SA sponsored ADR	7,000	222,600
		1,140,369
TOTAL MATERIALS		3,415,763
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 4.7%
BellSouth Corp.	61,700	1,617,774
China Telecom Corp. Ltd. (H Shares)	994,000	350,783
Deutsche Telekom AG (Reg.) (a)	26,200	464,002
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc. (a)	349,100	1,253,269
SBC Communications, Inc.	342,100	8,295,925
Verizon Communications, Inc.	94,400	3,416,336
Versatel Telecom International NV (a)	113,200	220,894
		15,618,986
Wireless Telecommunication Services - 0.8%
KDDI Corp.	126	731,117
Nextel Communications, Inc. Class A (a)	37,900	1,010,414
Vodafone Group PLC	429,500	949,195
		2,690,726
TOTAL TELECOMMUNICATION SERVICES		18,309,712
UTILITIES - 0.7%
Electric Utilities - 0.6%
Entergy Corp.	5,900	330,459
FirstEnergy Corp.	25,400	950,214
PG&E Corp. (a)	24,600	687,324
		1,967,997
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.1%
NiSource, Inc.	7,100	$ 146,402
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	3,000	120,090
TOTAL UTILITIES		2,234,489
TOTAL COMMON STOCKS (Cost $220,664,029)		243,290,272
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	5,200	261,950
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300	54,574
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $302,688)		316,524
Corporate Bonds - 11.1%
	Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	$ 180,000	279,914
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Tyco International Group SA yankee 3.125% 1/15/23	720,000	1,164,312
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	100,000	86,500
TOTAL CONVERTIBLE BONDS		1,530,726
Nonconvertible Bonds - 10.6%
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	50,000	54,428
Dana Corp.:
9% 8/15/11	95,000	111,150
10.125% 3/15/10	160,000	181,200
Delco Remy International, Inc. 9.375% 4/15/12 (f)	80,000	78,000
Stoneridge, Inc. 11.5% 5/1/12	10,000	11,650

	Principal Amount	Value (Note 1)
Visteon Corp.:
7% 3/10/14	$ 245,000	$ 236,119
8.25% 8/1/10	65,000	69,388
		741,935
Automobiles - 0.1%
Case New Holland, Inc. 9.25% 8/1/11 (f)	60,000	63,300
General Motors Corp.:
7.2% 1/15/11	125,000	130,974
8.25% 7/15/23	70,000	73,308
8.375% 7/15/33	25,000	26,462
		294,044
Distributors - 0.0%
Adesa, Inc. 7.625% 6/15/12	50,000	50,250
Hotels, Restaurants & Leisure - 0.6%
Argosy Gaming Co. 7% 1/15/14 (f)	70,000	67,900
Friendly Ice Cream Corp. 8.375% 6/15/12 (f)	30,000	29,250
Gaylord Entertainment Co. 8% 11/15/13	60,000	60,900
Host Marriott LP 7.125% 11/1/13	200,000	196,000
Mandalay Resort Group 6.5% 7/31/09	180,000	183,600
MGM MIRAGE:
5.875% 2/27/14 (f)	140,000	127,050
9.75% 6/1/07	15,000	16,425
Morton's Restaurant Group, Inc. 7.5% 7/1/10	40,000	37,200
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	190,000	184,300
Six Flags, Inc.:
8.875% 2/1/10	75,000	74,625
9.625% 6/1/14 (f)	215,000	213,925
9.75% 4/15/13	20,000	20,100
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	265,000	278,250
Station Casinos, Inc. 6% 4/1/12	90,000	86,850
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	100,000	106,750
Vail Resorts, Inc. 6.75% 2/15/14	70,000	66,063
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	57,000	60,420
Wheeling Island Gaming, Inc. 10.125% 12/15/09	90,000	95,400
		1,905,008
Household Durables - 0.0%
Standard Pacific Corp. 9.25% 4/15/12	120,000	130,200
WCI Communities, Inc. 7.875% 10/1/13	60,000	60,750
		190,950
Leisure Equipment & Products - 0.1%
K2, Inc. 7.375% 7/1/14 (f)	40,000	40,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
The Hockey Co. 11.25% 4/15/09	$ 175,000	$ 204,750
True Temper Sports, Inc. 8.375% 9/15/11	80,000	80,000
		325,450
Media - 0.8%
Advanstar Communications, Inc. 10.75% 8/15/10	70,000	77,175
AOL Time Warner, Inc. 7.625% 4/15/31	75,000	81,161
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(i)	140,000	143,150
8% 4/15/12 (f)	185,000	182,688
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	110,000	106,150
Cox Communications, Inc. 7.125% 10/1/12	40,000	43,838
CSC Holdings, Inc.:
7.625% 4/1/11	335,000	340,025
7.625% 7/15/18	115,000	107,525
Dex Media, Inc. 8% 11/15/13 (f)	120,000	113,700
EchoStar DBS Corp. 10.375% 10/1/07	85,000	90,780
Houghton Mifflin Co. 9.875% 2/1/13	110,000	110,275
Kabel Deutschland Gmbh 10.625% 7/1/14 (f)	110,000	113,025
LBI Media Holdings, Inc. 0% 10/15/13 (d)	150,000	106,500
Liberty Media Corp. 8.25% 2/1/30	100,000	113,935
News America Holdings, Inc. 7.75% 12/1/45	50,000	57,006
Nextmedia Operating, Inc. 10.75% 7/1/11	100,000	111,750
PRIMEDIA, Inc. 7.625% 4/1/08	500,000	495,000
Radio One, Inc. 8.875% 7/1/11	105,000	114,450
Telewest PLC 11% 10/1/07 (c)	300,000	178,500
Videotron LTEE 6.875% 1/15/14	50,000	48,000
		2,734,633
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8% 3/15/14	210,000	200,550
Boise Cascade Corp. 6.5% 11/1/10	60,000	61,200
CSK Automotive, Inc. 7% 1/15/14	40,000	38,200
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	40,000	41,600
Hollywood Entertainment Corp. 9.625% 3/15/11	70,000	80,500
Sonic Automotive, Inc. 8.625% 8/15/13	120,000	124,500
		546,550
TOTAL CONSUMER DISCRETIONARY		6,788,820

	Principal Amount	Value (Note 1)
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Kroger Co. 6.8% 4/1/11	$ 65,000	$ 70,829
NeighborCare, Inc. 6.875% 11/15/13 (f)	125,000	132,500
Rite Aid Corp. 6.875% 8/15/13	70,000	64,750
Safeway, Inc. 6.5% 3/1/11	35,000	37,085
Stater Brothers Holdings, Inc.:
5.06% 6/15/10 (f)(i)	90,000	91,463
8.125% 6/15/12 (f)	70,000	70,613
		467,240
Food Products - 0.2%
Central Garden & Pet Co. 9.125% 2/1/13	30,000	32,550
Corn Products International, Inc. 8.25% 7/15/07	235,000	256,150
Dean Foods Co. 8.15% 8/1/07	111,000	118,770
Hines Nurseries, Inc. 10.25% 10/1/11	30,000	32,400
Pierre Foods, Inc. 9.875% 7/15/12 (f)	40,000	40,550
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	50,000	54,250
		534,670
Household Products - 0.0%
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	70,000	53,900
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	30,000	30,550
Philip Morris Companies, Inc. 7.75% 1/15/27	50,000	51,123
		81,673
TOTAL CONSUMER STAPLES		1,137,483
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc. 9.625% 12/1/07	110,000	121,000
Hanover Compressor Co.:
8.625% 12/15/10	40,000	41,500
9% 6/1/14	60,000	62,250
Key Energy Services, Inc. 8.375% 3/1/08	100,000	103,500
Kinder Morgan, Inc. 6.5% 9/1/12	25,000	26,488
Pride International, Inc. 7.375% 7/15/14 (f)(g)	60,000	60,675
Seabulk International, Inc. 9.5% 8/15/13	105,000	107,625
SESI LLC 8.875% 5/15/11	30,000	32,325
		555,363
Oil & Gas - 0.8%
Amerada Hess Corp.:
6.65% 8/15/11	5,000	5,291
7.125% 3/15/33	15,000	14,952
7.375% 10/1/09	10,000	10,890
Chesapeake Energy Corp. 7.5% 6/15/14 (f)	60,000	61,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
El Paso Corp. 7.875% 6/15/12	$ 165,000	$ 148,294
El Paso Energy Corp.:
6.95% 12/15/07	95,000	91,438
7.375% 12/15/12	80,000	69,500
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	25,000	26,832
EXCO Resources, Inc. 7.25% 1/15/11	40,000	40,500
Forest Oil Corp. 8% 12/15/11	120,000	127,800
General Maritime Corp. 10% 3/15/13	165,000	182,738
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	41,000	47,560
KCS Energy, Inc. 7.125% 4/1/12 (f)	60,000	60,000
Plains Exploration & Production Co. 7.125% 6/15/14 (f)	60,000	61,050
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12	125,000	134,375
Range Resources Corp.:
7.375% 7/15/13	135,000	134,325
7.375% 7/15/13 (f)	40,000	39,800
Teekay Shipping Corp. 8.875% 7/15/11	325,000	357,500
The Coastal Corp.:
6.5% 5/15/06	87,000	85,586
6.5% 6/1/08	95,000	85,500
7.5% 8/15/06	440,000	435,600
7.625% 9/1/08	30,000	27,825
7.75% 6/15/10	200,000	180,500
9.625% 5/15/12	45,000	42,750
Vintage Petroleum, Inc. 8.25% 5/1/12	90,000	98,438
Williams Companies, Inc.:
7.125% 9/1/11	95,000	96,425
7.5% 1/15/31	10,000	9,050
7.625% 7/15/19	180,000	172,800
		2,849,119
TOTAL ENERGY		3,404,482
FINANCIALS - 2.2%
Capital Markets - 0.2%
Amvescap PLC 5.9% 1/15/07	25,000	26,402
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	180,000	186,750
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	20,000	21,492
Equinox Holdings Ltd. 9% 12/15/09 (f)	30,000	29,700
Goldman Sachs Group, Inc. 6.6% 1/15/12	125,000	134,511
J.P. Morgan Chase & Co.:
4.875% 3/15/14	30,000	28,264
6.75% 2/1/11	75,000	81,743

	Principal Amount	Value (Note 1)
Merrill Lynch & Co., Inc. 4.125% 1/15/09	$ 75,000	$ 73,977
Morgan Stanley:
4.75% 4/1/14	100,000	92,262
6.6% 4/1/12	40,000	43,063
		718,164
Commercial Banks - 0.1%
Bank of America Corp. 6.25% 4/15/12	70,000	74,673
Bank One NA, Chicago 3.7% 1/15/08	50,000	49,673
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	10,000	9,701
5.25% 2/10/14 (f)	30,000	28,761
Fleet Financial Group, Inc. 7.125% 4/15/06	40,000	42,901
Korea Development Bank 3.875% 3/2/09	75,000	71,803
Wachovia Corp. 4.875% 2/15/14	15,000	14,328
		291,840
Consumer Finance - 0.1%
Capital One Bank:
4.875% 5/15/08	50,000	50,538
5% 6/15/09	25,000	25,072
Ford Motor Credit Co.:
7.375% 10/28/09	55,000	58,697
7.375% 2/1/11	100,000	105,477
Household Finance Corp.:
6.375% 10/15/11	15,000	16,011
7% 5/15/12	5,000	5,523
Household International, Inc. 8.875% 2/15/08	75,000	81,672
MBNA America Bank NA 6.625% 6/15/12	30,000	32,162
MBNA Corp. 7.5% 3/15/12	45,000	51,018
		426,170
Diversified Financial Services - 1.6%
Ahold Finance USA, Inc. 8.25% 7/15/10	190,000	199,500
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	170,000	151,300
6.977% 11/23/22	15,332	13,492
7.377% 5/23/19	151,667	106,167
7.379% 5/23/16	102,559	71,791
7.8% 4/1/08	80,000	72,800
8.608% 10/1/12	120,000	110,400
10.18% 1/2/13	65,000	47,450
Bellsouth Capital Funding Corp. 7.875% 2/15/30	25,000	28,966
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	145,000	139,200
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	180,000	115,200
8.625% 4/1/09	335,000	266,325
Citigroup, Inc. 7.25% 10/1/10	75,000	84,465
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Continental Airlines, Inc. pass thru trust certificates:
6.795% 2/2/20	$ 170,391	$ 136,313
6.9% 7/2/18	151,878	118,465
7.373% 12/15/15	162,305	128,221
7.568% 12/1/06	60,000	44,400
7.73% 9/15/12	25,742	19,307
8.312% 10/2/12	108,220	80,083
8.388% 5/1/22	43,837	33,316
8.499% 11/1/12	52,098	39,595
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	105,000	105,000
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	30,000	18,300
7.57% 11/18/10	20,000	18,561
7.711% 9/18/11	15,000	9,450
7.779% 11/18/05	70,000	43,400
7.779% 1/2/12	129,400	69,876
7.92% 5/18/12	310,000	202,971
10.06% 1/2/16	80,000	40,000
Deutsche Telekom International Finance BV 8.75% 6/15/30	50,000	60,857
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	70,000	77,525
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	154,000	165,550
EnCana Holdings Finance Corp. 5.8% 5/1/14	65,000	66,128
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	110,000	121,825
Goldman Sachs Capital I 6.345% 2/15/34	50,000	46,954
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(i)	100,000	103,750
11% 7/15/10 (f)	80,000	88,800
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	10,000	10,008
Hutchison Whampoa International Ltd.:
6.25% 1/24/14 (f)	25,000	24,237
7.45% 11/24/33 (f)	15,000	14,356
Inmarsat Finance PLC 7.625% 6/30/12 (f)	100,000	96,750
Ispat Inland ULC 9.75% 4/1/14 (f)	95,000	97,850
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	30,000	29,490
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	130,000	135,850
Nexstar Finance, Inc. 7% 1/15/14	90,000	84,600
NiSource Finance Corp. 7.875% 11/15/10	70,000	80,248

	Principal Amount	Value (Note 1)
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14	$ 128,622	$ 91,321
7.626% 4/1/10	135,096	105,375
7.691% 4/1/17	17,854	13,569
7.95% 9/1/16	18,015	13,872
8.304% 9/1/10	89,446	70,215
Pemex Project Funding Master Trust:
6.125% 8/15/08	50,000	51,125
7.875% 2/1/09 (i)	100,000	108,750
Petronas Capital Ltd. 7% 5/22/12 (f)	55,000	59,967
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(i)	100,000	96,768
Ship Finance International Ltd. 8.5% 12/15/13 (f)	460,000	443,900
Sprint Capital Corp. 6.875% 11/15/28	75,000	72,094
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	40,000	38,900
Telecom Italia Capital 5.25% 11/15/13 (f)	50,000	48,392
Tyco International Group SA yankee 6.75% 2/15/11	25,000	27,165
UGS Corp. 10% 6/1/12 (f)	110,000	116,600
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	110,000	127,325
Verizon Global Funding Corp.:
7.25% 12/1/10	70,000	78,258
7.75% 12/1/30	30,000	33,695
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)	40,000	41,600
		5,457,983
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	25,000	26,701
Real Estate - 0.1%
EOP Operating LP:
4.75% 3/15/14	30,000	27,640
7.75% 11/15/07	50,000	55,489
Regency Centers LP 6.75% 1/15/12	45,000	48,904
Senior Housing Properties Trust 8.625% 1/15/12	115,000	124,775
		256,808
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	50,000	46,635
Independence Community Bank Corp. 3.75% 4/1/14 (i)	20,000	19,030
Washington Mutual, Inc.:
4.375% 1/15/08	20,000	20,127
4.625% 4/1/14	50,000	45,602
		131,394
TOTAL FINANCIALS		7,309,060
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)	$ 60,000	$ 61,200
Health Care Providers & Services - 0.5%
AmeriPath, Inc. 10.5% 4/1/13	345,000	349,313
Concentra Operating Corp. 9.125% 6/1/12 (f)	20,000	20,900
Fountain View, Inc. 9.25% 8/19/08 (e)	454,253	454,253
Genesis HealthCare Corp. 8% 10/15/13 (f)	30,000	30,825
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	185,000	188,700
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	70,000	70,700
National Nephrology Associates, Inc. 9% 11/1/11 (f)	40,000	45,800
Psychiatric Solutions, Inc. 10.625% 6/15/13	75,000	85,500
Quintiles Transnational Corp. 10% 10/1/13	25,000	24,875
Tenet Healthcare Corp.:
6.375% 12/1/11	105,000	90,300
7.375% 2/1/13	165,000	150,150
		1,511,316
TOTAL HEALTH CARE		1,572,516
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08	65,000	60,613
8.875% 5/1/11	60,000	55,950
9.5% 11/1/08	305,000	295,850
Bombardier, Inc. 6.3% 5/1/14 (f)	100,000	84,935
Raytheon Co. 8.3% 3/1/10	50,000	58,650
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	90,000	85,500
		641,498
Airlines - 0.1%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	31,037	22,657
7.9% 12/15/09	30,000	15,000
8.3% 12/15/29	190,000	77,900
NWA Trust 10.23% 6/21/14	56,615	49,821
		165,378
Building Products - 0.1%
Mueller Group, Inc. 5.9188% 11/1/11 (f)(i)	120,000	123,000

	Principal Amount	Value (Note 1)
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11 (f)	$ 60,000	$ 56,850
6.375% 4/15/11 (f)	60,000	58,800
7.625% 1/1/06	185,000	193,788
American Color Graphics, Inc. 10% 6/15/10	40,000	35,800
		345,238
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	50,000	42,750
Machinery - 0.1%
Cummins, Inc. 9.5% 12/1/10 (i)	80,000	90,800
Dresser, Inc. 9.375% 4/15/11	30,000	32,100
Invensys PLC 9.875% 3/15/11 (f)	130,000	130,000
Terex Corp. 7.375% 1/15/14	120,000	117,600
		370,500
Marine - 0.0%
Horizon Lines LLC 9% 11/1/12 (f)	40,000	40,750
OMI Corp. 7.625% 12/1/13	50,000	49,000
		89,750
Road & Rail - 0.1%
Kansas City Southern Railway Co. 9.5% 10/1/08	40,000	43,000
TFM SA de CV yankee 11.75% 6/15/09	360,000	352,800
		395,800
TOTAL INDUSTRIALS		2,173,914
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	100,000	96,000
Marconi Corp. PLC 8% 4/30/08 (f)	72,959	78,795
Motorola, Inc.:
6.5% 11/15/28	100,000	96,858
7.625% 11/15/10	25,000	28,146
Nortel Networks Corp. 6.125% 2/15/06	145,000	145,363
		445,162
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	280,000	284,200
Flextronics International Ltd. 6.5% 5/15/13	30,000	29,175
Sanmina-SCI Corp. 10.375% 1/15/10	85,000	97,750
		411,125
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	110,000	99,550
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	125,000	128,125
7.625% 6/15/13	180,000	184,500
		312,625
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc.:
7.125% 3/15/11 (f)	$ 65,000	$ 60,613
7.75% 5/15/13	40,000	37,700
9.25% 2/15/08	20,000	20,950
Semiconductor Note Partners Trust 0% 8/4/11 (f)	155,000	221,650
Viasystems, Inc. 10.5% 1/15/11 (f)	165,000	174,075
		514,988
TOTAL INFORMATION TECHNOLOGY		1,783,450
MATERIALS - 1.1%
Chemicals - 0.3%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	65,000	66,625
Berry Plastics Corp. 10.75% 7/15/12	90,000	99,450
Compass Minerals Group, Inc. 10% 8/15/11	150,000	166,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	165,000	183,150
Geon Co. 6.875% 12/15/05	25,000	25,375
Huntsman ICI Holdings LLC 0% 12/31/09	85,000	41,225
Lyondell Chemical Co.:
9.625% 5/1/07	45,000	46,800
9.875% 5/1/07	135,000	141,075
Nalco Co. 7.75% 11/15/11 (f)	70,000	72,975
PolyOne Corp.:
8.875% 5/1/12	90,000	87,750
10.625% 5/15/10	50,000	52,750
The Scotts Co. 6.625% 11/15/13	70,000	70,000
		1,053,675
Construction Materials - 0.0%
U.S. Concrete, Inc. 8.375% 4/1/14 (f)	70,000	69,825
Containers & Packaging - 0.3%
BWAY Corp. 10% 10/15/10	80,000	84,800
Crown European Holdings SA 10.875% 3/1/13	85,000	97,325
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	305,000	327,875
Owens-Illinois, Inc.:
7.15% 5/15/05	110,000	113,163
7.8% 5/15/18	30,000	27,075
8.1% 5/15/07	150,000	154,500
Sealed Air Corp.:
5.625% 7/15/13 (f)	5,000	4,939
6.875% 7/15/33 (f)	15,000	15,141
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	100,000	96,000
		920,818
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	60,000	60,300

	Principal Amount	Value (Note 1)
California Steel Industries, Inc. 6.125% 3/15/14	$ 85,000	$ 78,838
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	130,000	117,000
International Steel Group, Inc. 6.5% 4/15/14 (f)	190,000	177,650
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	38,675
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	90,000	92,250
		564,713
Paper & Forest Products - 0.3%
Georgia-Pacific Corp.:
8% 1/15/24 (f)	120,000	120,300
9.5% 12/1/11	245,000	286,650
International Paper Co.:
4.25% 1/15/09	5,000	4,915
5.5% 1/15/14	20,000	19,579
Norske Skog Canada Ltd.:
7.375% 3/1/14	50,000	48,250
8.625% 6/15/11	140,000	148,400
Solo Cup Co. 8.5% 2/15/14 (f)	60,000	55,800
Stone Container Corp. 9.75% 2/1/11	205,000	225,500
Weyerhaeuser Co. 6.75% 3/15/12	25,000	27,074
		936,468
TOTAL MATERIALS		3,545,499
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
AT&T Broadband Corp. 8.375% 3/15/13	50,000	58,697
BellSouth Corp. 6.55% 6/15/34	30,000	29,905
British Telecommunications PLC 8.875% 12/15/30	50,000	61,684
France Telecom SA:
8.75% 3/1/11	40,000	46,353
9.5% 3/1/31	50,000	62,751
NTL Cable PLC 8.75% 4/15/14 (f)	170,000	174,675
Primus Telecommunications Group, Inc. 8% 1/15/14	85,000	73,100
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)	25,000	23,250
7.5% 2/15/14 (f)	175,000	159,250
Qwest Corp. 9.125% 3/15/12 (f)	140,000	151,200
Qwest Services Corp. 13.5% 12/15/10 (f)	150,000	174,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	15,000	15,847
Telefonica Europe BV 7.75% 9/15/10	50,000	57,188
Triton PCS, Inc.:
8.75% 11/15/11	210,000	173,250
9.375% 2/1/11	65,000	55,575
		1,316,725
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SA de CV:
4.125% 3/1/09 (f)	$ 20,000	$ 18,785
5.5% 3/1/14 (f)	15,000	13,818
American Cellular Corp. 10% 8/1/11	60,000	52,200
American Tower Corp. 9.375% 2/1/09	175,000	187,250
AT&T Wireless Services, Inc.:
7.875% 3/1/11	5,000	5,687
8.75% 3/1/31	60,000	73,150
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	120,000	111,300
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	120,000	118,800
7.5% 12/1/13	80,000	79,200
10.75% 8/1/11	90,000	100,575
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	80,000	88,600
Millicom International Cellular SA 10% 12/1/13 (f)	120,000	121,200
Nextel Communications, Inc.:
7.375% 8/1/15	390,000	391,950
9.5% 2/1/11	35,000	39,113
Nextel Partners, Inc. 8.125% 7/1/11	100,000	101,500
Rogers Wireless, Inc.:
6.375% 3/1/14	120,000	110,100
9.625% 5/1/11	230,000	256,450
Western Wireless Corp. 9.25% 7/15/13	140,000	143,500
		2,013,178
TOTAL TELECOMMUNICATION SERVICES		3,329,903
UTILITIES - 1.3%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	100,000	98,000
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (f)	15,000	14,597
CMS Energy Corp.:
7.625% 11/15/04	190,000	192,613
7.75% 8/1/10 (f)	235,000	234,413
8.5% 4/15/11	40,000	41,000
8.9% 7/15/08	220,000	231,275
9.875% 10/15/07	245,000	264,294
DTE Energy Co. 7.05% 6/1/11	15,000	16,259

	Principal Amount	Value (Note 1)
Duke Capital Corp.:
6.25% 2/15/13	$ 50,000	$ 50,692
6.75% 2/15/32	55,000	52,766
Exelon Corp. 6.75% 5/1/11	50,000	54,376
FirstEnergy Corp. 6.45% 11/15/11	20,000	20,735
Illinois Power Co.:
7.5% 6/15/09	65,000	71,013
11.5% 12/15/10	160,000	189,200
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	50,000	50,770
Nevada Power Co. 10.875% 10/15/09	50,000	56,625
Pacific Gas & Electric Co.:
4.2% 3/1/11	5,000	4,761
4.8% 3/1/14	10,000	9,475
Progress Energy, Inc.:
6.85% 4/15/12	75,000	81,047
7.1% 3/1/11	30,000	32,874
Sierra Pacific Power Co. 6.25% 4/15/12 (f)	40,000	37,500
Southern California Edison Co.:
5% 1/15/14	5,000	4,864
7.625% 1/15/10	120,000	135,408
TECO Energy, Inc. 6.125% 5/1/07	85,000	85,000
		2,029,557
Gas Utilities - 0.2%
ANR Pipeline, Inc. 8.875% 3/15/10	70,000	76,125
Consolidated Natural Gas Co. 6.85% 4/15/11	25,000	27,377
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)	90,000	97,200
Northwest Pipeline Corp. 8.125% 3/1/10	70,000	75,950
Sonat, Inc.:
6.75% 10/1/07	35,000	33,206
7.625% 7/15/11	25,000	22,188
Southern Natural Gas Co. 8.875% 3/15/10	90,000	97,875
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	100,000	100,500
6.25% 1/15/08	215,000	218,225
		748,646
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.75% 5/15/13 (f)	300,000	321,000
8.875% 2/15/11	46,000	47,783
9.375% 9/15/10	161,000	171,868
9.5% 6/1/09	248,000	265,050
Calpine Corp. 6.89% 7/15/07 (f)(i)	193,538	172,732
Calpine Generating Co. LLC 7% 4/1/10 (f)(i)	60,000	57,900
Constellation Energy Group, Inc. 7% 4/1/12	50,000	54,448
Dominion Resources, Inc.:
6.25% 6/30/12	85,000	89,090
8.125% 6/15/10	10,000	11,540
NRG Energy, Inc. 8% 12/15/13 (f)	190,000	191,425
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Reliant Energy, Inc. 9.25% 7/15/10	$ 85,000	$ 90,950
Western Resources, Inc. 7.125% 8/1/09	50,000	53,563
		1,527,349
TOTAL UTILITIES		4,305,552
TOTAL NONCONVERTIBLE BONDS		35,350,679
TOTAL CORPORATE BONDS (Cost $35,207,859)		36,881,405
U.S. Government and Government Agency Obligations - 1.7%

U.S. Government Agency Obligations - 0.3%
Fannie Mae:
3.25% 2/15/09	380,000	366,112
5.25% 8/1/12	28,000	27,983
5.5% 3/15/11	35,000	36,608
6.25% 2/1/11	100,000	107,364
Freddie Mac:
3.625% 9/15/08	71,000	69,991
4% 6/12/13	87,000	79,412
4.5% 1/15/14	200,000	190,073
5.875% 3/21/11	170,000	178,688
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,056,231
U.S. Treasury Obligations - 1.4%
U.S. Treasury Bills, yield at date of purchase 1.25% 9/9/04 (h)	600,000	598,558
U.S. Treasury Bonds:
5.375% 2/15/31	50,000	50,428
6.25% 5/15/30	450,000	503,842
U.S. Treasury Notes:
1.625% 2/28/06	3,215,000	3,167,907
3.125% 5/15/07	125,000	125,000
6.5% 2/15/10	230,000	259,163
TOTAL U.S. TREASURY OBLIGATIONS		4,704,898
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,796,235)		5,761,129
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 2.2%
4.5% 7/1/19 (g)	240,000	234,375
4.5% 10/1/33	1,212,825	1,135,918
5% 7/1/18	837,762	840,743

	Principal Amount	Value (Note 1)
5% 7/1/34 (g)	$ 400,000	$ 386,125
5.5% 4/1/16 to 6/1/29	360,924	369,289
5.5% 7/1/34 (g)	2,271,356	2,259,289
6% 4/1/13 to 4/1/33	661,919	690,244
6.5% 3/1/13 to 4/1/33	1,165,740	1,219,404
6.5% 7/1/19 (g)	291,806	307,855
7.5% 5/1/24 to 2/1/28	46,720	50,224
TOTAL FANNIE MAE		7,493,466
Freddie Mac - 0.0%
7.5% 8/1/28	11,819	12,767
Government National Mortgage Association - 0.2%
6.5% 8/15/27	113,359	119,133
7% 7/15/28 to 7/15/32	188,845	200,871
7.5% 1/15/26 to 8/15/28	119,870	129,402
8.5% 11/15/30	54,338	59,609
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		509,015
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,927,214)		8,015,248
Asset-Backed Securities - 0.1%

Ameriquest Mortgage Securities, Inc. Series 2004-R2 Class M1, 1.73% 4/25/34 (i)	5,000	5,000
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.4% 1/25/32 (i)	10,000	10,020
Argent Securities, Inc. Series 2004-W5 Class M1, 1.9% 4/25/34 (i)	15,000	15,018
Capital One Multi-Asset Execution Trust Series 2003-B4 Class B4, 2.0388% 7/15/11 (i)	25,000	25,474
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 2.5% 7/26/34 (i)	10,000	9,975
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (i)	30,000	30,106
Series 2002-C1 Class C1, 2.17% 2/9/09 (i)	50,000	50,734
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.8% 5/25/34 (i)	25,000	24,999
Series 2004-4:
Class A, 1.67% 8/25/34 (i)	24,459	24,416
Class M1, 1.78% 7/25/34 (i)	25,000	24,938
Class M2, 1.83% 6/25/34 (i)	15,000	14,953
Discover Card Master Trust I Series 2003-4 Class B1, 1.5688% 5/16/11 (i)	30,000	30,105
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	35,000	35,060
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.85% 1/25/34 (i)	$ 25,000	$ 24,999
Class M2, 2.45% 1/25/34 (i)	25,000	24,999
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	125,000	131,033
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 1.83% 6/25/34 (i)	25,000	25,002
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.35% 11/25/32 (i)	10,000	10,121
TOTAL ASSET-BACKED SECURITIES (Cost $510,071)		516,952
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 1.67% 3/25/34 (i)	18,628	18,667
Series 2004-AR5 Class 11A2, 1.67% 6/25/34 (i)	24,403	24,330
TOTAL PRIVATE SPONSOR		42,997
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	100,000	105,266
Series 1999-57 Class PH, 6.5% 12/25/29	100,000	103,743
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	42,391	44,260
TOTAL U.S. GOVERNMENT AGENCY		253,269
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $268,736)		296,266
Commercial Mortgage Securities - 0.3%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	47,459	49,704
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	66,934	70,893
Class B, 7.48% 2/1/08	80,000	87,548

	Principal Amount	Value (Note 1)
COMM:
floater:
Series 2002-FL7 Class D, 1.8088% 11/15/14 (f)(i)	$ 10,000	$ 9,997
Series 2003-FL9 Class B, 1.7388% 11/15/15 (f)(i)	15,000	15,014
Series 2004-LBN2 Class X2, 1.1206% 3/10/39 (f)(i)(k)	60,000	2,834
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	50,000	55,850
Series 2004-C1 Class A3, 4.321% 1/15/37	20,000	19,239
Series 1998-C1 Class D, 7.17% 5/17/40	15,000	16,126
Series 2004-C1 Class ASP, 1.2151% 1/15/37 (f)(i)(k)	295,000	13,102
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	145,000	156,130
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(f)(i)	213,797	0
GS Mortgage Securities Corp. II:
sequential pay Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	15,000	16,151
Series 1998-GLII Class E, 6.9702% 4/13/31 (i)	45,000	47,030
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (f)	100,000	92,390
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)	52,259	52,520
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	20,000	19,368
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (f)	140,000	151,114
Class E2, 7.224% 11/15/07 (f)	100,000	107,391
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	30,000	29,899
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,178,058)		1,012,300
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic:
6.875% 4/28/09	50,000	54,920
7.125% 1/11/12	15,000	16,706
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
South African Republic 6.5% 6/2/14	$ 20,000	$ 20,000
United Mexican States 7.5% 4/8/33	100,000	97,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $178,807)		188,876
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (i)	260,000	270,400
TOTAL FLOATING RATE LOANS (Cost $261,235)		270,400
Fixed-Income Funds - 0.3%
	Shares
Fidelity Ultra-Short Central Fund (j) (Cost $899,956)	9,041	900,303
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 1.16% (b)	34,529,503	34,529,503
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	1,723,659	1,723,659
TOTAL MONEY MARKET FUNDS (Cost $36,253,162)		36,253,162
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $309,448,050)		333,702,837
NET OTHER ASSETS - (0.1)%		(334,011)
NET ASSETS - 100%		$ 333,368,826
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
33 S&P 500 Index Contracts	Sept. 2004	$ 9,408,300	$ 62,090

The face value of futures purchased as a percentage of net assets - 2.8%
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 25,000	$ (158)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	25,000	(72)
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	25,000	45
		75,000	(185)

Interest Rate Swap
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	275,000	(1,903)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	235,000	(1,293)
		510,000	(3,196)

Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 75,000	$ 238
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	Nov. 2004	500,000	1,058
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	150,000	480
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	75,000	841
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	100,000	(49)
		900,000	2,568
		$ 1,485,000	$ (813)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,292,245 or 2.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $598,558.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,771 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fountain View, Inc.	8/19/03 - 1/27/04	$ 2
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	4.1%
AAA,AA,A	0.5%
BBB	1.1%
BB	2.5%
B	5.8%
CCC,CC,C	1.5%
Not Rated	0.3%
Equities	75.9%
Short-Term Investments and Net Other Assets	8.3%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $117,052,746 and $121,103,081, respectively, of which long-term U.S. government and government agency obligations aggregated $19,406,221 and $21,386,898, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,235 for the period.
The fund participated in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $270,400 or 0.1% of net assets.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $74,491,000 of which $54,731,000, $11,142,000 and $8,618,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,706,185) (cost $309,448,050) - See accompanying schedule		$ 333,702,837
Cash		490,863
Foreign currency held at value (cost $ 1,280,908)		1,267,341
Receivable for investments sold		4,108,728
Receivable for swap agreements		28
Receivable for fund shares sold		22,966
Dividends receivable		237,155
Interest receivable		893,016
Receivable for daily variation on futures contracts		37,950
Prepaid expenses		789
Other receivables		7,453
Total assets		340,769,126
Liabilities
Payable for investments purchased Regular delivery	$ 1,908,483
Delayed delivery	3,219,099
Payable for fund shares redeemed	313,974
Swap agreements, at value	813
Accrued management fee	159,132
Distribution fees payable	1,916
Other affiliated payables	32,975
Other payables and accrued expenses	40,249
Collateral on securities loaned, at value	1,723,659
Total liabilities		7,400,300
Net Assets		$ 333,368,826
Net Assets consist of:
Paid in capital		$ 379,713,696
Undistributed net investment income		3,575,400
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,222,415)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,302,145
Net Assets		$ 333,368,826
Initial Class: Net Asset Value, offering price and redemption price per share ($320,251,912 ÷ 26,180,467 shares)		$ 12.23
Service Class: Net Asset Value, offering price and redemption price per share ($6,383,937 ÷ 525,223 shares)		$ 12.15
Service Class 2: Net Asset Value, offering price and redemption price per share ($6,732,977 ÷ 556,889 shares)		$ 12.09

Statement of Operations

Six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends		$ 1,923,121
Interest		2,574,185
Security lending		2,724
Total income		4,500,030

Expenses
Management fee	$ 997,453
Transfer agent fees	121,423
Distribution fees	12,114
Accounting and security lending fees	91,935
Non-interested trustees' compensation	833
Custodian fees and expenses	31,047
Registration fees	5
Audit	25,094
Legal	325
Miscellaneous	13,634
Total expenses before reductions	1,293,863
Expense reductions	(21,855)	1,272,008
Net investment income (loss)		3,228,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,387,470
Foreign currency transactions	(15,887)
Futures contracts	429,310
Swap agreements	1,370
Total net realized gain (loss)		3,802,263
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,000,873)
Assets and liabilities in foreign currencies	(13,943)
Futures contracts	(334,331)
Swap agreements	(8,750)
Delayed delivery commitments	(9)
Total change in net unrealized appreciation (depreciation)		(2,357,906)
Net gain (loss)		1,444,357
Net increase (decrease) in net assets resulting from operations		$ 4,672,379

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,228,022	$ 7,266,015
Net realized gain (loss)	3,802,263	(6,943,753)
Change in net unrealized appreciation (depreciation)	(2,357,906)	65,516,088
Net increase (decrease) in net assets resulting from operations	4,672,379	65,838,350
Distributions to shareholders from net investment income	(7,897,225)	(8,995,679)
Share transactions - net increase (decrease)	(12,077,459)	(2,618,363)
Total increase (decrease) in net assets	(15,302,305)	54,224,308
Net Assets
Beginning of period	348,671,131	294,446,823
End of period (including undistributed net investment income of $3,575,400 and undistributed net investment income of $8,517,550, respectively)	$ 333,368,826	$ 348,671,131
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,130,153	9,762	158,111
Reinvested	611,000	11,814	12,205
Redeemed	(2,746,547)	(42,406)	(162,460)
Net increase (decrease)	(1,005,394)	(20,830)	7,856

Dollars Sold	$ 13,964,437	$ 119,018	$ 1,927,926
Reinvested	7,600,835	146,142	150,249
Redeemed	(33,521,816)	(515,522)	(1,948,728)
Net increase (decrease)	$ (11,956,544)	$ (250,362)	$ 129,447

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	2,762,140	14,055	234,611
Reinvested	904,884	18,903	12,490
Redeemed	(4,008,936)	(81,582)	(93,999)
Net increase (decrease)	(341,912)	(48,624)	153,102

Dollars Sold	$ 30,831,473	$ 157,481	$ 2,571,962
Reinvested	8,695,938	180,711	119,030
Redeemed	(43,277,864)	(881,741)	(1,015,353)
Net increase (decrease)	$ (3,750,453)	$ (543,549)	$ 1,675,639

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,600,835	$ 146,142	$ 150,248

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,695,938	$ 180,711	$ 119,030

Asset Manager: Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 10.33	$ 12.56	$ 14.41	$ 18.38	$ 17.03
Income from Investment Operations
Net investment income (loss)	.12	.26	.32	.32	.42	.40
Net realized and unrealized gain (loss) E	.06	2.06	(2.23)	(1.31)	(2.52)	2.04
Total from investment operations	.18	2.32	(1.91)	(.99)	(2.10)	2.44
Distributions from net investment income	(.28)	(.32)	(.32)	(.39)	(.37)	(.41)
Distributions from net realized gain	-	-	-	(.47)	(1.50)	(.68)
Total distributions	(.28)	(.32)	(.32)	(.86)	(1.87)	(1.09)
Net asset value, end of period	$ 12.23	$ 12.33	$ 10.33	$ 12.56	$ 14.41	$ 18.38
Total ReturnB,C,D	1.42%	23.34%	(15.53)%	(7.39)%	(12.47)%	15.26%
Ratios to Average Net AssetsF
Expenses before expense reductions	.74%A	.73%	.73%	.73%	.69%	.71%
Expenses net of voluntary waivers, if any	.74%A	.73%	.73%	.73%	.69%	.71%
Expenses net of all reductions	.72%A	.72%	.69%	.72%	.68%	.70%
Net investment income (loss)	1.87%A	2.33%	2.88%	2.55%	2.61%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 320,252	$ 335,285	$ 284,298	$ 399,273	$ 482,165	$ 580,555
Portfolio turnover rate	76%A	65%	149%	111%	147%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 10.27	$ 12.47	$ 14.32	$ 18.28	$ 16.96
Income from Investment Operations
Net investment income (loss)E	.11	.24	.30	.31	.40	.38
Net realized and unrealized gain (loss)	.06	2.05	(2.20)	(1.32)	(2.50)	2.03
Total from investment operations	.17	2.29	(1.90)	(1.01)	(2.10)	2.41
Distributions from net investment income	(.27)	(.31)	(.30)	(.37)	(.36)	(.41)
Distributions from net realized gain	-	-	-	(.47)	(1.50)	(.68)
Total distributions	(.27)	(.31)	(.30)	(.84)	(1.86)	(1.09)
Net asset value, end of period	$ 12.15	$ 12.25	$ 10.27	$ 12.47	$ 14.32	$ 18.28
Total ReturnB,C,D	1.35%	23.15%	(15.54)%	(7.57)%	(12.54)%	15.13%
Ratios to Average Net AssetsF
Expenses before expense reductions	.87%A	.85%	.84%	.83%	.80%	.82%
Expenses net of voluntary waivers, if any	.87%A	.85%	.84%	.83%	.80%	.82%
Expenses net of all reductions	.86%A	.84%	.80%	.82%	.79%	.81%
Net investment income (loss)	1.74%A	2.21%	2.77%	2.44%	2.50%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,384	$ 6,692	$ 6,105	$ 9,542	$ 12,449	$ 10,825
Portfolio turnover rate	76%A	65%	149%	111%	147%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 10.21	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss)E	.09	.22	.28	.28	.34
Net realized and unrealized gain (loss)	.07	2.05	(2.21)	(1.30)	(1.96)
Total from investment operations	.16	2.27	(1.93)	(1.02)	(1.62)
Distributions from net investment income	(.26)	(.29)	(.29)	(.38)	(.36)
Distributions from net realized gain	-	-	-	(.47)	(1.50)
Total distributions	(.26)	(.29)	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 12.09	$ 12.19	$ 10.21	$ 12.43	$ 14.30
Total ReturnB,C,D	1.27%	23.03%	(15.83)%	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.06%A	1.05%	1.03%	1.00%	.97%A
Expenses net of voluntary waivers, if any	1.06%A	1.05%	1.03%	1.00%	.97%A
Expenses net of all reductions	1.05%A	1.04%	.99%	.99%	.95%A
Net investment income (loss)	1.55%A	2.01%	2.58%	2.28%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,733	$ 6,694	$ 4,044	$ 5,213	$ 3,091
Portfolio turnover rate	76%A	65%	149%	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Asset Manager: Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Asset Manager Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 33,314,192	|
Unrealized depreciation	(10,762,386)
Net unrealized appreciation (depreciation)	$ 22,551,806
Cost for federal income tax purposes	$ 311,151,031

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Asset Manager: Growth Portfolio

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 3,307
Service Class 2	8,807
$ 12,114

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 113,172	|
Service Class	3,335
Service Class 2	4,916
	$ 121,423

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $210,682 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $21,533 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $322.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 69% of the total outstanding shares of the fund.

Asset Manager: Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-SANN-0804
1.705700.106

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company. Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification (% of fund's net assets)
As of June 30, 2004
U.S.Government and U.S.Government Agency Obligations	52.7%
AAA	8.5%
AA	5.5%
A	10.9%
BBB	15.9%
BB and Below	1.0%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	5.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of June 30, 2004
Years	5.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	13.9
Utilities	2.5
Consumer Discretionary	2.2
Telecommunication Services	2.0
Energy	1.9
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.4%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 4,645,000	$ 5,056,333
Automobiles - 0.7%
General Motors Corp.:
7.2% 1/15/11	4,000,000	4,191,180
8.25% 7/15/23	2,510,000	2,628,600
8.375% 7/15/33	3,080,000	3,260,155
		10,079,935
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31	2,500,000	2,705,353
Cox Communications, Inc. 7.75% 11/1/10	3,350,000	3,797,470
Liberty Media Corp. 8.25% 2/1/30	3,150,000	3,588,965
News America Holdings, Inc. 7.75% 12/1/45	3,000,000	3,420,357
Time Warner, Inc. 6.625% 5/15/29	1,745,000	1,693,372
		15,205,517
TOTAL CONSUMER DISCRETIONARY		30,341,785
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.4%
Kroger Co. 6.8% 4/1/11	2,285,000	2,489,907
Safeway, Inc. 6.5% 3/1/11	3,050,000	3,231,664
		5,721,571
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	1,870,000	2,048,952
Tobacco - 0.6%
Altria Group, Inc. 7% 11/4/13	3,125,000	3,182,259
Philip Morris Companies, Inc.:
7.65% 7/1/08	5,000,000	5,387,640
7.75% 1/15/27	1,000,000	1,022,464
		9,592,363
TOTAL CONSUMER STAPLES		17,362,886
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Kinder Morgan, Inc. 6.5% 9/1/12	1,740,000	1,843,553
Oil & Gas - 1.1%
Amerada Hess Corp.:
6.65% 8/15/11	445,000	470,902
7.125% 3/15/33	1,145,000	1,141,360
7.375% 10/1/09	1,010,000	1,099,902
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	5,050,000	5,420,084
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	4,370,000	4,894,400

	Principal Amount	Value (Note 1)
Williams Companies, Inc.:
7.125% 9/1/11	$ 2,320,000	$ 2,354,800
7.5% 1/15/31	505,000	457,025
		15,838,473
TOTAL ENERGY		17,682,026
FINANCIALS - 13.6%
Capital Markets - 2.5%
Amvescap PLC yankee 6.6% 5/15/05	1,890,000	1,946,604
Credit Suisse First Boston (USA), Inc.:
4.625% 1/15/08	3,400,000	3,463,335
6.5% 1/15/12	3,520,000	3,782,553
Goldman Sachs Group, Inc.:
4.125% 1/15/08	3,270,000	3,279,905
5.7% 9/1/12	2,935,000	2,977,223
J.P. Morgan Chase & Co.:
4.875% 3/15/14	2,650,000	2,496,658
5.75% 1/2/13	3,500,000	3,557,260
6.75% 2/1/11	3,505,000	3,820,117
Merrill Lynch & Co., Inc. 4.125% 1/15/09	7,285,000	7,185,669
Morgan Stanley 6.6% 4/1/12	5,695,000	6,131,032
		38,640,356
Commercial Banks - 2.1%
Bank of America Corp. 7.4% 1/15/11	7,300,000	8,273,221
Bank One NA, Chicago 3.7% 1/15/08	5,075,000	5,041,840
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,500,165
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	845,000	819,702
5.25% 2/10/14 (a)	3,130,000	3,000,725
Fleet Financial Group, Inc. 7.125% 4/15/06	980,000	1,051,080
Korea Development Bank 3.875% 3/2/09	3,500,000	3,350,827
PNC Funding Corp. 5.75% 8/1/06	4,440,000	4,665,921
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,467,238
Wachovia Corp. 4.875% 2/15/14	1,455,000	1,389,826
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	900,000	1,036,008
		31,596,553
Consumer Finance - 2.0%
American General Finance Corp. 2.75% 6/15/08	145,000	137,028
Capital One Bank 4.875% 5/15/08	4,295,000	4,341,184
Ford Motor Credit Co.:
7.375% 10/28/09	6,870,000	7,331,843
7.875% 6/15/10	1,350,000	1,468,885
General Motors Acceptance Corp. 7.75% 1/19/10	5,650,000	6,133,493
Household Finance Corp.:
6.375% 10/15/11	1,290,000	1,376,955
7% 5/15/12	840,000	927,893
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Household International, Inc. 8.875% 2/15/08	$ 3,775,000	$ 4,110,820
MBNA Corp.:
6.25% 1/17/07	1,905,000	2,018,393
7.5% 3/15/12	3,005,000	3,406,883
		31,253,377
Diversified Financial Services - 4.9%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,588,875
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,920,000	2,224,606
Citigroup, Inc. 7.25% 10/1/10	4,550,000	5,124,233
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	315,000	292,332
7.92% 5/18/12	3,700,000	2,422,563
Deutsche Telekom International Finance BV 8.75% 6/15/30	3,250,000	3,955,692
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,260,000	1,281,864
Goldman Sachs Capital I 6.345% 2/15/34	4,225,000	3,967,583
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	830,000	830,632
Hutchison Whampoa International Ltd.:
6.25% 1/24/14 (a)	1,630,000	1,580,239
7.45% 11/24/33 (a)	1,200,000	1,148,500
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	2,275,000	2,236,298
NiSource Finance Corp. 7.875% 11/15/10	6,905,000	7,915,844
Pemex Project Funding Master Trust:
6.125% 8/15/08	3,630,000	3,711,675
7.375% 12/15/14	2,000,000	2,040,000
7.875% 2/1/09 (d)	1,200,000	1,305,000
Petronas Capital Ltd. 7% 5/22/12 (a)	4,320,000	4,710,109
Rabobank Capital Funding Trust II 5.26% 12/31/49 (a)(d)	5,870,000	5,680,299
Sprint Capital Corp. 6.875% 11/15/28	4,040,000	3,883,438
Telecom Italia Capital 5.25% 11/15/13 (a)	4,500,000	4,355,307
Tyco International Group SA yankee 6.75% 2/15/11	3,000,000	3,259,743
Verizon Global Funding Corp.:
7.25% 12/1/10	4,965,000	5,550,746
7.75% 12/1/30	5,000,000	5,615,900
		75,681,478
Insurance - 0.1%
Principal Life Global Funding I 6.25% 2/15/12 (a)	1,350,000	1,441,858
Real Estate - 1.1%
Arden Realty LP 7% 11/15/07	5,000,000	5,469,450

	Principal Amount	Value (Note 1)
AvalonBay Communities, Inc. 5% 8/1/07	$ 2,315,000	$ 2,398,907
EOP Operating LP:
7% 7/15/11	1,725,000	1,880,102
8.1% 8/1/10	3,450,000	3,945,486
Mack-Cali Realty LP 7.75% 2/15/11	2,700,000	3,061,711
		16,755,656
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc.:
4% 3/22/11	2,500,000	2,331,750
5.5% 8/1/06	4,500,000	4,689,648
Independence Community Bank Corp. 3.75% 4/1/14 (d)	1,320,000	1,255,969
Washington Mutual, Inc.:
4.375% 1/15/08	2,330,000	2,344,819
4.625% 4/1/14	3,000,000	2,736,099
		13,358,285
TOTAL FINANCIALS		208,727,563
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Bombardier, Inc.:
6.3% 5/1/14 (a)	2,845,000	2,416,395
7.45% 5/1/34 (a)	840,000	691,659
Raytheon Co. 8.3% 3/1/10	1,500,000	1,759,505
		4,867,559
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc. 6.5% 11/15/28	6,685,000	6,474,971
MATERIALS - 0.4%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	745,000	735,924
6.875% 7/15/33 (a)	1,565,000	1,579,739
		2,315,663
Paper & Forest Products - 0.3%
International Paper Co.:
4.25% 1/15/09	635,000	624,224
5.5% 1/15/14	1,595,000	1,561,456
Weyerhaeuser Co. 6.75% 3/15/12	1,675,000	1,813,945
		3,999,625
TOTAL MATERIALS		6,315,288
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
British Telecommunications PLC 8.875% 12/15/30	3,000,000	3,701,061
France Telecom SA 9.5% 3/1/31	6,550,000	8,220,381
Koninklijke KPN NV 8.375% 10/1/30	4,500,000	5,467,082
KT Corp. 5.875% 6/24/14 (a)	1,410,000	1,396,563
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	$ 245,000	$ 258,827
Telefonica Europe BV 7.75% 9/15/10	2,500,000	2,859,385
		21,903,299
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09 (a)	1,585,000	1,488,678
5.5% 3/1/14 (a)	1,430,000	1,317,299
AT&T Wireless Services, Inc.:
7.875% 3/1/11	1,070,000	1,217,085
8.75% 3/1/31	3,090,000	3,767,232
		7,790,294
TOTAL TELECOMMUNICATION SERVICES		29,693,593
UTILITIES - 2.5%
Electric Utilities - 1.7%
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (a)	1,320,000	1,284,508
DTE Energy Co. 7.05% 6/1/11	2,004,000	2,172,264
Duke Capital Corp.:
6.25% 2/15/13	805,000	816,136
6.75% 2/15/32	4,610,000	4,422,765
Exelon Corp. 6.75% 5/1/11	2,250,000	2,446,929
FirstEnergy Corp. 6.45% 11/15/11	2,770,000	2,871,822
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	1,795,000	1,815,152
5.875% 10/1/12	1,955,000	1,985,123
Monongahela Power Co. 5% 10/1/06	2,260,000	2,307,503
Pacific Gas & Electric Co.:
4.2% 3/1/11	565,000	537,993
4.8% 3/1/14	750,000	710,655
Progress Energy, Inc.:
6.85% 4/15/12	1,970,000	2,128,823
7.1% 3/1/11	2,690,000	2,947,675
Southern California Edison Co. 5% 1/15/14	165,000	160,528
		26,607,876
Gas Utilities - 0.0%
Consolidated Natural Gas Co. 6.85% 4/15/11	445,000	487,307
Multi-Utilities & Unregulated Power - 0.8%
Constellation Energy Group, Inc. 7% 4/1/12	5,150,000	5,608,180

	Principal Amount	Value (Note 1)
Dominion Resources, Inc.:
6.25% 6/30/12	$ 4,220,000	$ 4,423,071
8.125% 6/15/10	1,200,000	1,384,802
		11,416,053
TOTAL UTILITIES		38,511,236
TOTAL NONCONVERTIBLE BONDS (Cost $355,263,845)		359,976,907
U.S. Government and Government Agency Obligations - 16.2%

U.S. Government Agency Obligations - 5.6%
Fannie Mae:
2.5% 6/15/06	2,185,000	2,164,100
5.5% 3/15/11	13,505,000	14,125,447
Freddie Mac:
2.375% 2/15/07	13,300,000	12,960,717
3.625% 9/15/08	8,515,000	8,393,985
4% 6/12/13	4,640,000	4,235,332
4.5% 1/15/14	25,000,000	23,759,125
5.75% 1/15/12	7,740,000	8,165,607
5.875% 3/21/11	6,035,000	6,343,407
6.25% 7/15/32	1,001,000	1,054,396
6.625% 9/15/09	3,000,000	3,315,105
6.75% 3/15/31	1,479,000	1,651,101
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	605,010	642,333
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	445	447
Series 1993-D, 5.23% 5/15/05	1,702	1,729
Series 1994-A, 7.12% 4/15/06	2,304	2,402
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	2,124	2,231
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		86,817,464
U.S. Treasury Obligations - 10.6%
U.S. Treasury Bonds:
6.25% 5/15/30	32,015,000	35,845,531
8% 11/15/21	10,890,000	14,273,556
U.S. Treasury Notes:
1.625% 2/28/06	20,000,000	19,707,040
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/07	$ 14,018,000	$ 14,018,000
6.5% 2/15/10 (c)	69,950,000	78,819,450
TOTAL U.S. TREASURY OBLIGATIONS		162,663,577
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $252,285,178)		249,481,041
U.S. Government Agency - Mortgage Securities - 33.9%

Fannie Mae - 29.1%
4% 8/1/18 to 10/1/18	1,525,288	1,456,378
4% 7/1/19 (b)	8,309,930	7,912,611
4.5% 7/1/19 (b)	26,330,000	25,712,891
4.5% 6/1/33 to 10/1/33	19,249,011	18,028,398
5% 10/1/17 to 4/1/19	45,481,253	45,664,256
5% 7/1/19 to 7/1/34 (b)	88,860,997	85,914,973
5.5% 4/1/13 to 2/1/29	43,979,377	45,017,174
5.5% 7/1/34 (b)	98,771,299	98,246,570
6% 2/1/13 to 1/1/34	19,490,436	20,321,813
6.5% 3/1/13 to 2/1/33	85,982,302	90,164,615
6.5% 7/1/19 (b)	2,075,384	2,189,530
7% 3/1/15 to 8/1/32	2,185,465	2,318,766
7.5% 8/1/08 to 11/1/31	4,360,061	4,680,767
8% 3/1/30	4,218	4,587
8.5% 3/1/25 to 6/1/25	4,910	5,385
TOTAL FANNIE MAE		447,638,714
Freddie Mac - 0.0%
8.5% 3/1/20 to 1/1/28	491,103	539,354
Government National Mortgage Association - 4.8%
6% 8/15/08 to 8/15/29	6,408,273	6,606,498
6% 7/1/34 (b)	38,667,795	39,586,155
6.5% 10/15/27 to 8/15/32	2,773,835	2,908,997
7% 1/15/28 to 11/15/32	16,025,315	17,038,037
7% 7/1/34 (b)	5,758,802	6,107,929
7.5% 3/15/06 to 10/15/28	1,035,651	1,120,892
8% 2/15/17	35,289	38,973
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		73,407,481
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $520,820,324)		521,585,549
Asset-Backed Securities - 4.8%

ACE Securities Corp. Series 2004-HE1:
Class M1, 1.8% 2/25/34 (d)	650,000	650,054

	Principal Amount	Value (Note 1)
Class M2, 2.4% 2/25/34 (d)	$ 725,000	$ 725,143
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4A, 3.1% 11/6/09	1,705,000	1,701,789
Series 2003-BX:
Class A4A, 2.72% 1/6/10	2,115,000	2,090,340
Class A4B, 1.53% 1/6/10 (d)	1,570,000	1,581,275
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.73% 4/25/34 (d)	360,000	359,984
Class M2, 1.78% 4/25/34 (d)	275,000	274,988
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.4% 1/25/32 (d)	745,000	746,515
Argent Securities, Inc. Series 2004-W5 Class M1, 1.9% 4/25/34 (d)	1,165,000	1,166,432
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	1,390,000	1,439,605
Capital One Multi-Asset Execution Trust:
Series 2003-A4 Class A4, 3.65% 7/15/11	1,144,000	1,119,950
Series 2003-B4 Class B4, 2.0388% 7/15/11 (d)	2,230,000	2,272,242
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	4,209,611	4,271,463
Class CTFS, 5.06% 2/15/08	253,816	257,230
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (d)	2,655,000	2,664,358
Series 2002-C1 Class C1, 2.17% 2/9/09 (d)	4,500,000	4,566,082
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.8% 5/25/34 (d)	1,525,000	1,524,932
Series 2004-3 Class M1, 1.8% 6/25/34 (d)	425,000	425,435
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	7,000,000	7,354,748
Series 2003-4 Class B1, 1.5688% 5/16/11 (d)	2,620,000	2,629,149
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.85% 3/25/34 (d)	125,000	124,994
Class M4, 2.2% 3/25/34 (d)	100,000	99,996
Class M6, 2.55% 3/25/34 (d)	100,000	99,594
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	755,000	756,288
Series 2001-C Class B, 5.54% 12/15/05	1,400,000	1,406,790
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.85% 1/25/34 (d)	1,350,000	1,349,940
Class M2, 2.45% 1/25/34 (d)	1,550,000	1,549,930
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust Series 2004-FM2:
Class M1, 1.8% 1/25/34 (d)	$ 1,000,000	$ 999,956
Class M2, 2.4% 1/25/34 (d)	400,000	399,982
Class M3, 2.6% 1/25/34 (d)	400,000	399,982
Home Equity Asset Trust Series 2002-4 Class M2, 3.35% 3/25/33 (d)	550,000	558,616
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	1,263,164	1,265,497
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	4,875,000	5,110,274
MBNA Credit Card Master Note Trust:
Series 2001-A1 Class A1, 5.75% 10/15/08	1,800,000	1,888,890
Series 2001-B2 Class B2, 1.5988% 1/15/09 (d)	12,100,000	12,145,852
Series 2003-B3 Class B3, 1.6138% 1/18/11 (d)	1,810,000	1,815,484
Series 2003-B5 Class B5, 1.6088% 2/15/11 (d)	725,000	730,091
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.8% 7/25/34 (d)	625,000	624,972
Class M2, 1.85% 7/25/34 (d)	100,000	99,996
Class M3, 2.25% 7/25/34 (d)	225,000	224,990
Class M4, 2.4% 7/25/34 (d)	150,000	149,993
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.2% 5/25/33 (d)	455,000	463,686
Series 2003-NC5 Class M2, 3.3% 4/25/33 (d)	825,000	842,844
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.35% 11/25/32 (d)	750,000	759,102
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,255,000	2,362,092
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.66% 2/25/34 (d)	581,886	581,861
TOTAL ASSET-BACKED SECURITIES (Cost $73,609,224)		74,633,406
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.4%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.67% 3/25/34 (d)	1,480,926	1,484,054
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	569,772	582,037
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 11/25/16	700,000	725,594

	Principal Amount	Value (Note 1)
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 2.6288% 6/10/35 (a)(d)	$ 1,214,895	$ 1,233,507
Class B4, 2.8288% 6/10/35 (a)(d)	1,087,011	1,103,501
Class B5, 3.4288% 6/10/35 (a)(d)	742,709	756,421
Class B6, 3.9288% 6/10/35 (a)(d)	437,756	445,646
TOTAL PRIVATE SPONSOR		6,330,760
U.S. Government Agency - 0.4%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	3,857,552	4,027,676
Freddie Mac Multi-class participation certificates guaranteed sequential pay Series 2750 Class ZT, 5% 2/15/34	1,972,536	1,546,744
TOTAL U.S. GOVERNMENT AGENCY		5,574,420
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,988,591)		11,905,180
Commercial Mortgage Securities - 5.1%

Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	1,345,000	1,447,423
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,631,305
COMM:
floater:
Series 2002-FL7 Class D, 1.8088% 11/15/14 (a)(d)	735,000	734,795
Series 2003-FL9 Class B, 1.7388% 11/15/15 (a)(d)	1,450,000	1,451,339
Series 2004-LBN2 Class X2, 1.1206% 3/10/39 (a)(d)(f)	4,995,000	235,931
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	2,933,755	3,040,562
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 1.5588% 11/15/14 (a)(d)	2,500,000	2,500,286
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,075,000	2,223,368
Series 1999-C1 Class A2, 7.29% 9/15/41	3,500,000	3,909,489
Series 2000-C1 Class A2, 7.545% 4/15/62	1,100,000	1,245,726
Series 2004-C1 Class A3, 4.321% 1/15/37	1,505,000	1,447,768
Series 1997-C2 Class D, 7.27% 1/17/35	1,750,000	1,901,608
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 1998-C1 Class C, 6.78% 5/17/40	$ 5,000,000	$ 5,395,010
Series 2001-CKN5 Class AX, 1.0026% 9/15/34 (a)(d)(f)	31,322,883	2,088,416
Series 2004-C1 Class ASP, 1.2151% 1/15/37 (a)(d)(f)	24,490,000	1,087,692
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,120,000	1,205,969
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,406,681
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	500,000	533,627
Class C1, 7.52% 5/15/06 (a)	500,000	534,324
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	3,422,324	3,521,901
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	1,860,000	1,844,764
Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,160,534
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	1,150,000	1,238,228
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,220,000	3,173,957
Series 1998-GLII Class E, 6.9702% 4/13/31 (d)	245,000	256,050
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,745,000	4,245,424
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,513,307
Series 2001-C3 Class A1, 6.058% 6/15/20	5,378,723	5,681,559
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	2,600,000	2,402,140
Class C, 4.13% 11/20/37 (a)	2,600,000	2,292,420
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,480,000	1,433,238

	Principal Amount	Value (Note 1)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	$ 2,500,000	$ 2,667,665
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,390,000	1,468,243
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	2,385,000	2,376,952
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,661,876)		78,297,701
Foreign Government and Government Agency Obligations - 1.3%

Chilean Republic:
6.875% 4/28/09	2,300,000	2,526,320
7.125% 1/11/12	3,470,000	3,864,713
South African Republic 6.5% 6/2/14	1,295,000	1,295,000
State of Israel 4.625% 6/15/13	725,000	671,531
United Mexican States:
4.625% 10/8/08	3,835,000	3,781,310
7.5% 4/8/33	8,587,000	8,350,858
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,187,201)		20,489,732
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,854,385
Fixed-Income Funds - 12.4%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $189,752,518)	1,909,521	190,150,091
Cash Equivalents - 17.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.53%, dated 6/30/04 due 7/1/04) (g) (Cost $272,990,000)	$ 273,001,630	272,990,000
TOTAL INVESTMENT PORTFOLIO - 115.7% (Cost $1,775,265,305)	1,781,363,992
NET OTHER ASSETS - (15.7)%	(242,415,184)
NET ASSETS - 100%	$ 1,538,948,808
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 1,800,000	$ (11,398)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	700,000	(4,432)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	(4,055)
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	6,000,000	10,727

	Expiration Date	Notional Amount	Value
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	$ 5,000,000	$ 54,556
TOTAL CREDIT DEFAULT SWAP		14,900,000	45,398
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.865% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	August 2007	33,400,000	(710,405)
Receive quarterly a fixed rate equal to 3.273% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2008	19,000,000	(330,344)
Receive quarterly a fixed rate equal to 3.5146% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Nov. 2008	2,000,000	(43,034)
TOTAL INTEREST RATE SWAP		54,400,000	(1,083,783)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	10,000,000	31,812
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America

	Dec. 2004	$ 10,000,000	$ 112,452
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	10,000,000	112,220
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	10,000,000	(4,915)
TOTAL RETURN SWAP		40,000,000	251,569
		$ 109,300,000	$ (786,816)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $77,812,985 or 5.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,014,117.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$272,990,000 due 7/1/04 at 1.53%
Bank of America, National Association	$ 38,254,349
Banc of America Securities LLC	33,472,555
Countrywide Securities Corporation	8,607,229
Goldman, Sachs & Co.	19,127,175
Greenwich Capital Markets, Inc.	7,650,870
Lehman Brothers Inc.	38,254,349
Merrill Lynch Government Securities, Inc.	12,860,424
Morgan Stanley & Co. Incorporated	66,945,112
BNP Paribas Securities Corp.	9,563,587
Wachovia Capital Markets, LLC	19,127,175
UBS Securities LLC	19,127,175
$ 272,990,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,116,133,722 and $1,278,548,418, respectively, of which long-term U.S. government and government agency obligations aggregated $956,790,456 and $1,105,903,540, respectively.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $272,990,000) (cost $1,775,265,305) - See accompanying schedule		$ 1,781,363,992
Cash		707
Receivable for investments sold		10,673,280
Receivable for fund shares sold		1,037,181
Interest receivable		12,631,394
Prepaid expenses		4,618
Total assets		1,805,711,172

Liabilities
Payable for investments purchased Regular delivery	$ 159,957
Delayed delivery	263,319,099
Payable for fund shares redeemed	1,408,756
Swap agreements, at value	786,816
Accrued management fee	545,850
Distribution fees payable	31,527
Other affiliated payables	135,555
Other payables and accrued expenses	374,804
Total liabilities		266,762,364

Net Assets		$ 1,538,948,808
Net Assets consist of:
Paid in capital		$ 1,487,792,308
Undistributed net investment income		30,790,748
Accumulated undistributed net realized gain (loss) on investments		15,053,881
Net unrealized appreciation (depreciation) on investments		5,311,871
Net Assets		$ 1,538,948,808
Initial Class: Net Asset Value, offering price and redemption price per share ($1,361,024,540 ÷ 107,230,673 shares)		$ 12.69
Service Class: Net Asset Value, offering price and redemption price per share ($36,228,064 ÷ 2,867,267 shares)		$ 12.64
Service Class 2: Net Asset Value, offering price and redemption price per share ($141,696,204 ÷ 11,294,883 shares)		$ 12.55

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 34,970,783
Security lending		10,262
Total income		33,981,045

Expenses
Management fee	$ 3,415,456
Transfer agent fees	542,454
Distribution fees	174,078
Accounting and security lending fees	316,077
Non-interested trustees' compensation	3,937
Custodian fees and expenses	43,492
Audit	28,338
Legal	913
Miscellaneous	62,448
Total expenses before reductions	4,587,193
Expense reductions	(1,199)	4,585,994
Net investment income (loss)		29,395,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	17,923,245
Swap agreements	656,692
Total net realized gain (loss)		18,579,937
Change in net unrealized appreciation (depreciation) on: Investment securities	(45,745,065)
Swap agreements	(1,368,046)
Delayed delivery commitments	(6,281)
Total change in net unrealized appreciation (depreciation)		(47,119,392)
Net gain (loss)		(28,539,455)
Net increase (decrease) in net assets resulting from operations		$ 855,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,395,051	$ 67,814,156
Net realized gain (loss)	18,579,937	46,329,913
Change in net unrealized appreciation (depreciation)	(47,119,392)	(17,351,198)
Net increase (decrease) in net assets resulting from operations	855,596	96,792,871
Distributions to shareholders from net investment income	(66,752,508)	(82,217,412)
Distributions to shareholders from net realized gain	(48,129,691)	(28,967,100)
Total distributions	(114,882,199)	(111,184,512)
Share transactions - net increase (decrease)	(9,157,498)	(361,117,397)
Total increase (decrease) in net assets	(123,184,101)	(375,509,038)

Net Assets
Beginning of period	1,662,132,909	2,037,641,947
End of period (including undistributed net investment income of $30,790,748 and undistributed net investment income of $68,804,726, respectively)	$ 1,538,948,808	$ 1,662,132,909
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	4,722,764	2,053,822	3,739,349
Reinvested	8,127,198	133,843	666,249
Redeemed	(17,605,646)	(665,637)	(1,661,110)
Net increase (decrease)	(4,755,684)	1,522,028	2,744,488

Dollars Sold	$ 61,467,081	$ 26,706,437	$ 47,933,069
Reinvested	104,678,316	1,715,870	8,488,014
Redeemed	(230,215,698)	(8,580,750)	(21,349,837)
Net increase (decrease)	$ (64,070,301)	$ 19,841,557	$ 35,071,246

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	23,978,195	1,752,061	7,214,822
Reinvested	8,213,993	2,020	300,111
Redeemed	(63,630,168)	(480,248)	(4,242,792)
Net increase (decrease)	(31,437,980)	1,273,833	3,272,141

Dollars Sold	$ 320,978,012	$ 23,516,680	$ 95,735,008
Reinvested	107,274,755	26,323	3,883,434
Redeemed	(849,723,435)	(6,448,689)	(56,359,485)
Net increase (decrease)	$ (421,470,668)	$ 17,094,314	$ 43,258,957

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 60,884,326	$ 1,005,257	$ 4,862,925
From net realized gain	43,793,989	710,613	3,625,089
Total	$ 104,678,315	$ 1,715,870	$ 8,488,014

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 79,353,928	$ 19,279	$ 2,844,205
From net realized gain	27,920,827	7,044	1,039,229
Total	$ 107,274,755	$ 26,323	$ 3,883,434

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.65	$ 13.70	$ 12.92	$ 12.59	$ 12.16	$ 12.96
Income from Investment Operations
Net investment income (loss)E	.240	.467	.610	.685G	.771	.743
Net realized and unrealized gain (loss)	(.220)	.213	.680	.335G	.499	(.873)
Total from investment operations	.020	.680	1.290	1.020	1.270	(.130)
Distributions from net investment income	(.570)	(.540)	(.510)	(.690)	(.840)	(.510)
Distributions from net realized gain	(.410)	(.190)	-	-	-	(.160)
Total distributions	(.980)	(.730)	(.510)	(.690)	(.840)	(.670)
Net asset value, end of period	$ 12.69	$ 13.65	$ 13.70	$ 12.92	$ 12.59	$ 12.16
Total ReturnB,C,D	.04%	5.20%	10.34%	8.46%	11.22%	(1.05)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.55%A	.54%	.54%	.54%	.54%	.54%
Expenses net of voluntary waivers, if any	.55%A	.54%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.55%A	.54%	.53%	.54%	.54%	.54%
Net investment income (loss)	3.71%A	3.48%	4.71%	5.47%G	6.50%	6.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,361,025	$ 1,528,417	$ 1,965,036	$ 1,445,925	$ 739,911	$ 658,852
Portfolio turnover rate	136%A	218%	192%	278%	154%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 13.66	$ 12.89	$ 12.58	$ 11.80
Income from Investment Operations
Net investment income (loss)E	.228	.448	.591	.674H	.377
Net realized and unrealized gain (loss)	(.208)	.212	.679	.326H	.403
Total from investment operations	.020	.660	1.270	1.000	.780
Distributions from net investment income	(.580)	(.520)	(.500)	(.690)	-
Distributions from net realized gain	(.410)	(.190)	-	-	-
Total distributions	(.990)	(.710)	(.500)	(.690)	-
Net asset value, end of period	$ 12.64	$ 13.61	$ 13.66	$ 12.89	$ 12.58
Total ReturnB,C,D	.04%	5.06%	10.20%	8.30%	6.61%
Ratios to Average Net AssetsG
Expenses before expense reductions	.66%A	.64%	.64%	.64%	.64%A
Expenses net of voluntary waivers, if any	.66%A	.64%	.64%	.64%	.64%A
Expenses net of all reductions	.66%A	.64%	.64%	.64%	.64%A
Net investment income (loss)	3.60%A	3.38%	4.60%	5.37%H	6.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,228	$ 18,305	$ 975	$ 115	$ 107
Portfolio turnover rate	136%A	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operation periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 13.57	$ 12.82	$ 12.54	$ 12.06
Income from Investment Operations
Net investment income (loss)E	.219	.427	.571	.643H	.686
Net realized and unrealized gain (loss)	(.209)	.213	.679	.327H	.634
Total from investment operations	.010	.640	1.250	.970	1.320
Distributions from net investment income	(.550)	(.520)	(.500)	(.690)	(.840)
Distributions from net realized gain	(.410)	(.190)	-	-	-
Total distributions	(.960)	(.710)	(.500)	(.690)	(.840)
Net asset value, end of period	$ 12.55	$ 13.50	$ 13.57	$ 12.82	$ 12.54
Total ReturnB,C,D	(.03)%	4.94%	10.09%	8.08%	11.69%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81%A	.79%	.79%	.82%	1.75%A
Expenses net of voluntary waivers, if any	.81%A	.79%	.79%	.82%	1.05%A
Expenses net of all reductions	.81%A	.79%	.79%	.82%	1.05%A
Net investment income (loss)	3.45%A	3.23%	4.45%	5.19%H	5.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 141,696	$ 115,411	$ 71,631	$ 18,225	$ 229
Portfolio turnover rate	136%A	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to Decmeber 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Investment Grade Bond Portfolio

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Investment Grade Bond Portfolio (the fund) is a fund of Variable Insurance Products Fund, Fund II, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Investment Grade Bond Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 27,160,189	|
Unrealized depreciation	(14,146,664)
Net unrealized appreciation (depreciation)	$ 13,013,525
Cost for federal income tax purposes	$ 1,768,350,467

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Investment Grade Bond Portfolio

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 14,564	|
Service Class 2	159,514
	$ 174,078

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 486,213	|
Service Class	10,264
Service Class 2	45,977
	$ 542,454

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,627,259 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,199.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 46% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Investment Grade Bond Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPIGB-SANN-0804
1.705629.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 17, 2004